UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4681

Name of Registrant: Vanguard Bond Index Funds

Address of Registrant: P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006–June 30, 2006

Item 1: Reports to Shareholders

Vanguard® Bond Index Funds

> Semiannual Report

June 30, 2006

Vanguard Total Bond Market Index Fund

Vanguard Short-Term Bond Index Fund

Vanguard Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

>	Returns from the investment-grade bond market were weak for the half-year as bond yields rose (and prices fell) across the maturity spectrum.
>	The Vanguard Bond Index Funds closely tracked their target indexes in the first half of 2006, posting returns that ranged from –5.0% to 0.5% for Investor Shares.
>	The funds’ returns fell short of those of their average peers.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Total Bond Market Index Fund	7
Short-Term Bond Index Fund	22
Intermediate-Term Bond Index Fund	34
Long-Term Bond Index Fund	48
Trustees Approve Advisory Arrangement	62
Glossary	63

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2006
Total
Return
Vanguard Total Bond Market Index Fund
Investor Shares	–0.9%
Admiral™ Shares[1]	–0.9
Institutional Shares[2]	–0.9
Lehman Aggregate Bond Index	–0.7
Average Intermediate-Term Investment Grade Debt Fund[3]	–0.7

Vanguard Short-Term Bond Index Fund
Investor Shares	0.5%
Admiral Shares	0.6
Lehman 1--5 Year Government/Credit Index	0.7
Average 1--5 Year Investment Grade Debt Fund[3]	0.7

Vanguard Intermediate-Term Bond Index Fund
Investor Shares	–1.9%
Admiral Shares	–1.9
Institutional Shares	–1.5
Lehman 5--10 Year Government/Credit Index	–1.8
Average Intermediate-Term Investment Grade Debt Fund[3]	–0.7

Vanguard Long-Term Bond Index Fund
Investor Shares	–5.0%
Institutional Shares	–4.0
Lehman Long Government/Credit Index	–4.8
Average Corporate A-Rated Debt Fund[3]	–1.0

1A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2This class of shares also carries low expenses and is available for a minimum investment of $5 million.
3Derived from data provided by Lipper Inc.

Chairman’s Letter

Dear Shareholder,

Amid continuing increases in interest rates across the maturity spectrum, returns from investment-grade bonds were weak in the first half of 2006. The Investor Shares of the four Vanguard Bond Index Funds posted returns for the period that ranged from –5.0% for the Long-Term Bond Index Fund to 0.5% for the Short-Term Bond Index Fund.

As shown in the table on page 1, each of the funds fulfilled its objective of closely tracking the performance of its target index but fell short of the average return for its peer group.

Bonds struggled to maintain footing as interest rates climbed

The Federal Reserve Board raised its target for the federal funds rate four times during the period, to 5.25%, marking the 17th consecutive rate hike since the central bank began its inflation-fighting campaign two years ago. The broad market for taxable U.S. bonds finished the six months with a modestly negative return, while municipal bond returns were modestly positive.

Yields of U.S. Treasury securities rose at both ends of the maturity spectrum, but the yield curve remained relatively flat, with only 20 basis points separating the yields of the shortest- and longest-term issues. High-yield bonds were one of the better-performing segments of a stagnant fixed income market.

Stocks started strongly, then retreated on inflation concerns

The U.S. stock market climbed from January into early May, taking its cues from healthy economic data, strong corporate earnings, and historically low unemployment rates. In a strange twist, these positive dynamics helped to nudge the market off track in mid-May, as investors feared that the economy—and inflationary pressures—had gained too much steam. The broad U.S. market lost roughly half of its 2006 gains in a volatile May and June, but still returned about 3.5% for the half-year.

International equities traced a similar path, though their highs were generally higher and their declines, greater. As a group, they outpaced U.S. stocks for the half-year, with European stocks performing particularly well.

The funds successfully captured the returns of their target benchmarks

The past six months marked a period of change in the fixed income markets. Bond prices fell as yields rose for all maturities. Yields increased most sharply among short-term securities, reducing the difference between short- and long-term yields.

The Short-Term Bond Index Fund produced a small positive return—0.5% for its Investor Shares—as its share-price decline was more than offset by income from its holdings. At the opposite extreme, the Long-Term Bond Index Fund, whose share price is more sensitive to rate changes, returned –5.0% for its Investor Shares. In between, the Intermediate-Term Bond Index Fund returned –1.9% and the Total Bond Market Index returned –0.9% for their Investor Shares. The table shows

Market Barometer
		Total Returns
	Periods Ended June 30, 2006
	Six Months	One Year	Five Years[1]
Bonds
Lehman Aggregate Bond Index (Broad taxable market)	–0.7%	–0.8%	5.0%
Lehman Municipal Bond Index	0.3	0.9	5.0
Citigroup 3-Month Treasury Bill Index	2.2	4.0	2.2

Stocks
Russell 1000 Index (Large-caps)	2.8%	9.1%	3.1%
Russell 2000 Index (Small-caps)	8.2	14.6	8.5
Dow Jones Wilshire 5000 Index (Entire market)	3.5	10.0	4.1
MSCI All Country World Index ex USA (International)	10.0	28.4	11.9

CPI
Consumer Price Index	3.1%	4.3%	2.7%

1Annualized.

the returns for each fund broken into income and capital components.

As noted earlier, each fund successfully met its primary objective—to capture as much of the return of its respective benchmark as possible. The benchmarks, of course, do not incur the operating and transaction costs that affect real-world portfolios. Vanguard Fixed Income Group, the funds’ advisor, has developed and honed proprietary trading and portfolio-construction methods that have brought Vanguard to the forefront as a manager of bond index funds.

The low-cost advantage enjoyed by our Bond Index Funds has been an essential element in their long-term competitive performance. Low costs allow the funds to track their indexes more closely and to pass on a larger portion of their returns to shareholders. See the table on page 5 for more details.

The merits of bond investing

Rising interest rates have eroded some of bond investors’ capital over recent months, leading many to question whether bonds are good investments in a rising-rate environment. The simple answer is: Yes. In fact, long-term investors stand to benefit from rising rates as reinvested income or newly invested money compounds at higher yields.

Bonds are an important component of a long-term, balanced portfolio in any market environment. They can help offset the volatility of stocks, and they offer the potential for higher returns than those

Components of Total Returns
	Six Months Ended June 30, 2006
Index Fund (Investor Shares)	Income	Capital	Total
Total Bond Market	2.4%	–3.3%	–0.9%
Short-Term Bond	2.0	–1.5	0.5
Intermediate-Term Bond	2.3	–4.2	–1.9
Long-Term Bond	2.5	–7.5	–5.0

seen from money markets. Our Bond Index Funds offer you a way to participate in either the broad U.S. bond market or discrete maturity segments chosen to suit your time horizon and investment goals.

We appreciate the trust you place in Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 14, 2006

Annualized Expense Ratios[1]
Your fund compared with its peer group

	Investor	Admiral	Institutional	Peer
Index Fund	Shares	Shares	Shares	Group
Total Bond Market	0.20%	0.11%	0.07%	0.99%
Short-Term Bond	0.18	0.11	—	0.96
Intermediate-Term Bond	0.18	0.11	0.082	0.99
Long-Term Bond	0.18	—	0.092	1.13

1Fund expense ratios reflect the six months ended June 30, 2006. Peer groups are: for the Total Bond Market Index Fund and Intermediate-Term Bond Index Fund, the Average Intermediate-Term Investment Grade Debt Fund; for the Short-Term Bond Index Fund, the Average 1–5 Year Investment Grade Debt Fund; and for the Long-Term Bond Index Fund, the Average Corporate A-Rated Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.
2Inception dates for Intermediate-Term Bond, January 26, 2006; for Long-Term Bond, February 2, 2006.

Your Fund’s Performance at a Glance
December 31, 2005–June 30, 2006

			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital	SEC
Index Fund	Price	Price	Dividends	Gains	Yield
Total Bond Market Index
Investor Shares	$10.06	$9.73	$0.237	$0.000	5.32%
Admiral Shares	10.06	9.73	0.242	0.000	5.41
Institutional Shares	10.06	9.73	0.244	0.000	5.45
Short-Term Bond Index
Investor Shares	$9.92	$9.77	$0.203	$0.000	5.25%
Admiral Shares	9.92	9.77	0.206	0.000	5.32
Intermediate-Term Bond Index
Investor Shares	$10.36	$9.92	$0.245	$0.000	5.55%
Admiral Shares	10.36	9.92	0.249	0.000	5.62
Institutional Shares	10.29	9.92	0.215	0.000	5.65
Long-Term Bond Index
Investor Shares	$11.84	$10.95	$0.298	$0.000	5.78%
Institutional Shares	11.66	10.95	0.249	0.000	5.87

Total Bond Market Index Fund

Fund Profile

As of June 30, 2006

Financial Attributes
		Target
	Fund	Index[1]
Number of Issues	2,633	6,824
Yield		—
Investor Shares	5.3%
Admiral Shares	5.4%
Institutional Shares	5.5%
Yield to Maturity	5.8%[2]	5.8%
Average Coupon	5.5%	5.3%
Average Effective Maturity	7.3 years	7.2 years
Average Quality[3]	Aa1	Aa1
Average Duration	4.8 years	4.8 years
Expense Ratio		—
Investor Shares	0.20%[4]
Admiral Shares	0.11%[4]
Institutional Shares	0.07%[4]
Short-Term Reserves	0%	—

Sector Diversification5 (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	6%
Finance	9
Foreign	3
Government Mortgage-Backed	35
Industrial	9
Treasury/Agency	36
Utilities	2

Volatility Measures
		Target
	Fund	Index[1]
R-Squared	1.00	1.00
Beta	1.00	1.00

Distribution by Maturity (% of portfolio)

Under 1 Year	1%
1–5 Years	39
5–10 Years	47
10–20 Years	7
20–30 Years	6

Distribution by Credit Quality[3] (% of portfolio)

Aaa	78%
Aa	6
A	8
Baa	8

Investment Focus

1Lehman Aggregate Bond Index.
2Before expenses.
3Moody’s Investors Service.
4Annualized.
5The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
See page 63 for a glossary of investment terms.

Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1995–June 30, 2006
	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1996	–3.0%	6.6%	3.6%	3.
1997	2.5	6.9	9.4	9.7
1998	2.2	6.4	8.6	8.7
1999	–6.8	6.0	–0.8	–0.8
2000	4.2	7.2	11.4	11.6
2001	1.9	6.5	8.4	8.4
2002	2.4	5.9	8.3	10.3
2003	–0.7	4.7	4.0	4.1
2004	–0.2	4.4	4.2	4.3
2005	–2.0	4.4	2.4	2.4
2006[2]	–3.3	2.4	–0.9	–0.7

Average Annual Total Returns: Periods Ended June 30, 2006

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	12/11/1986	–1.04%	4.40%	0.13%	5.80%	5.93%
Admiral Shares	11/12/2001	–0.95	3.46[4]	—	—	—
Institutional Shares	09/18/1995	–0.91	4.53	0.13	5.92	6.05

1Lehman Aggregate Bond Index.
2Six months ended June 30, 2006.
3Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
4Return since inception.
Note: See Financial Highlights tables on pages 15–17 for dividend and capital gains information.

Total Bond Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2006

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com® and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond	8.125%	8/15/19	236,245	299,034	0.9%
U.S. Treasury Bond	8.500%	2/15/20	215,125	281,310	0.8%
U.S. Treasury Bond	8.875%	2/15/19	182,450	242,430	0.7%
U.S. Treasury Bond	11.250%	2/15/15	164,075	232,987	0.7%
U.S. Treasury Bond	10.625%	8/15/15	140,875	196,322	0.6%
U.S. Treasury Bond	6.125%	8/15/29	142,865	158,826	0.5%
U.S. Treasury Bond	7.125%	2/15/23	131,800	157,687	0.5%
U.S. Treasury Bond	12.000%	8/15/13	131,800	149,737	0.4%
U.S. Treasury Bond	7.625%	11/15/22	115,805	144,647	0.4%
U.S. Treasury Bond	8.750%	8/15/20	103,175	138,174	0.4%
U.S. Treasury Bond	7.875%	2/15/21	107,107	134,755	0.4%
U.S. Treasury Bond	8.125%	8/15/21	93,600	120,656	0.4%
U.S. Treasury Bond	7.250%	5/15/16	98,625	114,205	0.3%
U.S. Treasury Bond	8.000%	11/15/21	86,120	110,140	0.3%
U.S. Treasury Bond	6.750%	8/15/26	91,050	107,126	0.3%
U.S. Treasury Bond	8.750%	5/15/17	80,460	103,806	0.3%
U.S. Treasury Bond	5.250%–13.250%	11/15/12–5/15/30	334,159	415,797	1.2%
U.S. Treasury Note	4.375%	12/31/07	626,600	619,062	1.8%
U.S. Treasury Note	4.375%	1/31/08	549,225	542,360	1.6%
U.S. Treasury Note	4.000%	2/15/14	384,330	357,008	1.1%
U.S. Treasury Note	4.250%	11/15/13	310,265	293,588	0.9%
U.S. Treasury Note	6.500%	2/15/10	245,580	256,555	0.8%
U.S. Treasury Note	3.375%	10/15/09	225,120	213,371	0.6%
U.S. Treasury Note	3.625%	6/30/07	212,900	209,506	0.6%
U.S. Treasury Note	4.125%	8/15/10	213,671	205,960	0.6%
U.S. Treasury Note	3.125%	4/15/09	213,845	202,785	0.6%
U.S. Treasury Note	3.000%	2/15/08	191,100	184,620	0.5%
U.S. Treasury Note	4.500%	2/15/09	155,260	152,785	0.4%
U.S. Treasury Note	6.125%	8/15/07	145,275	146,569	0.4%
U.S. Treasury Note	3.625%	7/15/09	140,355	134,478	0.4%
U.S. Treasury Note	3.000%	2/15/09	132,865	125,931	0.4%

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	U.S. Treasury Note	3.250%	1/15/09	126,825	121,157	0.4%
	U.S. Treasury Note	3.375%	2/15/08	123,200	119,736	0.4%
	U.S. Treasury Note	3.500%	8/15/09	119,075	113,549	0.3%
	U.S. Treasury Note	4.250%	8/15/13	108,927	103,327	0.3%
	U.S. Treasury Note	2.625%–6.000%	12/31/06–8/15/14	1,183,170	1,147,832	3.4%
					8,357,818	24.6%
Agency Bonds and Notes
[1]	Federal Home Loan Bank	4.625%	7/18/07	263,900	261,749	0.8%
[1]	Federal Home Loan Bank	5.750%	5/15/12	115,000	116,742	0.3%
[1]	Federal Home Loan Bank	3.875%–7.625%	8/15/07–2/11/20	545,860	542,660	1.6%
[1]	Federal Home Loan
	Mortgage Corp.	5.750%	4/15/08	250,680	251,968	0.7%
[1]	Federal Home Loan
	Mortgage Corp.	4.125%	7/12/10	127,947	121,744	0.4%
[1]	Federal Home Loan
	Mortgage Corp.	3.875%	6/15/08	105,400	102,388	0.3%
[1]	Federal Home Loan
	Mortgage Corp.	0.000%–7.000%	2/21/08–3/15/31	792,385	794,065	2.3%
[1]	Federal National
	Mortgage Assn.	6.000%	5/15/08	184,035	185,800	0.5%
[1]	Federal National
	Mortgage Assn.	6.625%	9/15/09	124,315	128,451	0.4%
[1]	Federal National
	Mortgage Assn.	7.250%	5/15/30	87,701	106,922	0.3%
[1]	Federal National
	Mortgage Assn.	3.875%	7/15/08	108,200	105,004	0.3%
[1]	Federal National
	Mortgage Assn.	6.125%	3/15/12	97,705	100,681	0.3%
[1]	Federal National
	Mortgage Assn.	3.250%–8.200%	1/2/07–11/15/30	643,407	640,532	1.9%
†	Other—Agency Bonds and Notes				214,559	0.7%
					3,673,265	10.8%
Mortgage-Backed Securities
	Conventional Mortgage-Backed Securities

[1,2]	Federal Home Loan
	Mortgage Corp.	5.000%	10/1/33	117,044	109,758	0.3%
[1,2]	Federal Home Loan
	Mortgage Corp.	4.000%–10.500%	7/1/06–3/1/36	4,649,225	4,349,680	12.8%
[1,2]	Federal National
	Mortgage Assn.	6.000%	8/1/34	115,147	113,643	0.3%
[1,2]	Federal National
	Mortgage Assn.	6.000%	2/1/36	108,600	106,891	0.3%
[1,2]	Federal National
	Mortgage Assn.	4.000%–11.000%	10/1/06–6/1/36	6,301,307	5,832,669	17.2%
	2 Government National
	Mortgage Assn.	4.000%–11.500%	2/15/07–6/20/36	1,270,326	1,240,466	3.6%
Non-Conventional Mortgage-Backed Securities
	2 Government National
	Mortgage Assn.	4.375%–7.900%	2/15/21–6/20/29	1,244	1,248	0.0%
					11,754,355	34.5%
Total U.S. Government and Agency Obligations (Cost $24,417,395)					23,785,438	69.9%

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Corporate Bonds
Asset-Backed/Commercial Mortgage-Backed Securities
[2,3]	Chase Issuance Trust	5.209%	7/17/06	195,638	195,843	0.6%
[2,3]	Discover Card Master Trust I	5.219%	7/17/06	146,000	146,139	0.4%
[2,3]	Gracechurch Card Funding PLC	5.219%	7/17/06	100,000	100,095	0.3%
†	Other—Asset-Backed/Commercial
	Mortgage-Backed Securities				1,929,246	5.7%
					2,371,323	7.0%
Finance
†	Banking				1,242,112	3.7%
†	Brokerage				493,290	1.5%
†	Finance Companies				623,773	1.8%
†	Insurance				325,552	0.9%
†	Real Estate Investment Trusts				145,254	0.4%
†	Finance—Other				32,387	0.1%
					2,862,368	8.4%
Industrial
†	Basic Industry				221,646	0.7%
†	Capital Goods				370,772	1.1%
†	Communication				914,129	2.7%
†	Consumer Cyclical				507,015	1.5%
†	Consumer Noncyclical				567,214	1.7%
†	Energy				228,636	0.7%
†	Technology				156,132	0.4%
†	Transportation				139,073	0.4%
†	Industrial—Other				12,757	0.0%
					3,117,374	9.2%
Utilities
†	Electric				460,298	1.3%
†	Natural Gas				138,354	0.4%
					598,652	1.7%
Total Corporate Bonds (Cost $9,232,430)					8,949,717	26.3%
†	Sovereign Bonds (U.S. Dollar-Denominated) (Cost $1,106,420)				1,075,098	3.2%
†	Taxable Municipal Bonds (Cost $69,566)				67,362	0.2%
				Shares
Temporary Cash Investments
[4]	Vanguard Market Liquidity Fund, 5.136%			244,911,885	244,912	0.7%
[4]	Vanguard Market Liquidity Fund, 5.136%—Note F			20,122,750	20,123	0.1%
Total Temporary Cash Investments (Cost $265,035)					265,035	0.8%
[5]	Total Investments (Cost $35,090,846)				34,142,650	100.4%
Other Assets and Liabilities
Other Assets—Note B					659,471	1.9%
Payables for Investment Securities Purchased					(691,668)	–2.0%
Other Liabilities—Note F					(108,184)	–0.3%
					(140,381)	–0.4%
Net Assets					34,002,269	100.0%

Total Bond Market Index Fund

At June 30, 2006, net assets consisted of:[6]
Amount
($000)
Paid-in Capital	35,239,546
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(270,461)
Unrealized Depreciation
Investment Securities	(948,196)
Swap Contracts	(18,620)
Net Assets	34,002,269

Investor Shares—Net Assets
Applicable to 2,166,501,575 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	21,086,375
Net Asset Value Per Share—Investor Shares	$9.73

Admiral Shares—Net Assets
Applicable to 550,234,709 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	5,355,348
Net Asset Value Per Share—Admiral Shares	$9.73

Institutional Shares—Net Assets
Applicable to 776,802,677 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	7,560,546
Net Asset Value Per Share—Institutional Shares	$9.73

•See Note A in Notes to Financial Statements.
†Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3Adjustable-rate note.
4Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
5Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of these securities was $172,635,000, representing 0.5% of net assets.
6See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Total Bond Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Interest[1]	856,754
Security Lending	65
Total Income	856,819
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,542
Management and Administrative
Investor Shares	17,321
Admiral Shares	1,721
Institutional Shares	971
Marketing and Distribution
Investor Shares	3,132
Admiral Shares	599
Institutional Shares	1,283
Custodian Fees	273
Shareholders’ Reports
Investor Shares	300
Admiral Shares	7
Institutional Shares	12
Trustees’ Fees and Expenses	17
Total Expenses	27,178
Expenses Paid Indirectly—Note C	(204)
Net Expenses	26,974
Net Investment Income	829,845
Realized Net Gain (Loss)
Investment Securities Sold	(134,299)
Swap Contracts	(13,098)
Realized Net Gain (Loss)	(147,397)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(970,637)
Swap Contracts	(14,386)
Change in Unrealized Appreciation (Depreciation)	(985,023)
Net Increase (Decrease) in Net Assets Resulting from Operations	(302,575)

1Interest income from an affiliated company of the fund was $7,435,000.

Total Bond Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	829,845	1,421,206
Realized Net Gain (Loss)	(147,397)	(112,286)
Change in Unrealized Appreciation (Depreciation)	(985,023)	(569,764)
Net Increase (Decrease) in Net Assets Resulting from Operations	(302,575)	739,156
Distributions
Net Investment Income
Investor Shares	(526,746)	(912,434)
Admiral Shares	(117,885)	(153,117)
Institutional Shares	(185,974)	(363,606)
Realized Capital Gain
Investor Shares	—	(3,964)
Admiral Shares	—	(520)
Institutional Shares	—	(1,529)
Total Distributions	(830,605)	(1,435,170)
Capital Share Transactions—Note G
Investor Shares	167,046	2,597,037
Admiral Shares	983,683	2,106,495
Institutional Shares	487,541	64,580
Net Increase (Decrease) from Capital Share Transactions	1,638,270	4,768,112
Total Increase (Decrease)	505,090	4,072,098
Net Assets
Beginning of Period	33,497,179	29,425,081
End of Period	34,002,269	33,497,179

Total Bond Market Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended	Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.06	$10.27	$10.31	$10.38	$10.15	$9.96
Investment Operations
Net Investment Income	.237	.446	.441	.465	.572	.632
Net Realized and Unrealized Gain (Loss)
on Investments	(.330)	(.205)	(.014)	(.060)	.239	.190
Total from Investment Operations	(.093)	.241	.427	.405	.811	.822
Distributions
Dividends from Net Investment Income	(.237)	(.449)	(.446)	(.475)	(.570)	(.632)
Distributions from Realized Capital Gains	—	(.002)	(.021)	—	(.011)	—
Total Distributions	(.237)	(.451)	(.467)	(.475)	(.581)	(.632)
Net Asset Value, End of Period	$9.73	$10.06	$10.27	$10.31	$10.38	$10.15

Total Return[1]	–0.93%	2.40%	4.24%	3.97%	8.26%	8.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,086	$21,643	$19,479	$17,032	$16,676	$14,116
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.20%	0.20%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	4.83%[2]	4.40%	4.29%	4.46%	5.63%	6.21%
Portfolio Turnover Rate[3]	76%[2]	59%	59%	89%	90%	82%

1Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2Annualized.
3Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

Total Bond Market Index Fund

Admiral Shares
	Six Months
	Ended					Nov. 12[1] to
	June 30,	Year Ended December 31,				Dec. 31,
For a Share Outstanding
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.06	$10.27	$10.31	$10.38	$10.15	$10.44
Investment Operations
Net Investment Income	.242	.455	.450	.472	.578	.082
Net Realized and Unrealized Gain (Loss)
on Investments	(.330)	(.205)	(.014)	(.060)	.239	(.290)
Total from Investment Operations	(.088)	.250	.436	.412	.817	(.208)
Distributions
Dividends from Net Investment Income	(.242)	(.458)	(.455)	(.482)	(.576)	(.082)
Distributions from Realized Capital Gains	—	(.002)	(.021)	—	(.011)	—
Total Distributions	(.242)	(.460)	(.476)	(.482)	(.587)	(.082)
Net Asset Value, End of Period	$9.73	$10.06	$10.27	$10.31	$10.38	$10.15

Total Return	–0.89%	2.49%	4.33%	4.04%	8.32%	–2.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,355	$4,529	$2,502	$2,092	$1,805	$866
Ratio of Total Expenses to
Average Net Assets	0.11%[2]	0.11%	0.11%	0.15%	0.17%	0.17%[2]
Ratio of Net Investment Income to
Average Net Assets	4.92%[2]	4.49%	4.38%	4.52%	5.66%	5.97%[2]
Portfolio Turnover Rate[3]	76%[2]	59%	59%	89%	90%	82%

1Inception.
2Annualized.
3Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

Total Bond Market Index Fund

Institutional Shares

	Six Months
	Ended	Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.06	$10.27	$10.31	$10.38	$10.15	$9.96
Investment Operations
Net Investment Income	.244	.459	.453	.477	.585	.644
Net Realized and Unrealized Gain (Loss)
on Investments	(.330)	(.205)	(.014)	(.060)	.239	.190
Total from Investment Operations	(.086)	.254	.439	.417	.824	.834
Distributions
Dividends from Net Investment Income	(.244)	(.462)	(.458)	(.487)	(.583)	(.644)
Distributions from Realized Capital Gains	—	(.002)	(.021)	—	(.011)	—
Total Distributions	(.244)	(.464)	(.479)	(.487)	(.594)	(.644)
Net Asset Value, End of Period	$9.73	$10.06	$10.27	$10.31	$10.38	$10.15

Total Return	–0.87%	2.53%	4.36%	4.10%	8.39%	8.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,561	$7,325	$7,444	$6,593	$6,525	$6,778
Ratio of Total Expenses to
Average Net Assets	0.07%[1]	0.07%	0.08%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	4.96%[1]	4.53%	4.41%	4.60%	5.77%	6.32%
Portfolio Turnover Rate[2]	76%[1]	59%	59%	89%	90%	82%

1Annualized.
2Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares. See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

3. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. The primary risk associated with total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

Total Bond Market Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2006, the fund had contributed capital of $3,724,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 3.72% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2006, custodian fee offset arrangements reduced the fund’s expenses by $204,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized gains of $760,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income. Taxable income on swap contracts is accumulated monthly and included in income dividends paid to shareholders in the following month. At June 30, 2006, the fund had $3,175,000 of net swap losses available to reduce ordinary income dividends to shareholders.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2005, the fund had available realized losses of $115,336,000 to offset future net capital gains of $77,012,000 through December 31, 2013, and $38,324,000 through December 31, 2014. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Total Bond Market Index Fund

At June 30, 2006, net unrealized depreciation of investment securities for tax purposes was $948,196,000, consisting of unrealized gains of $159,855,000 on securities that had risen in value since their purchase and $1,108,051,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2006, the fund had the following open swap contracts:

Total Return Swaps
				Unrealized
		Notional	Floating	Appreciation
		Amount	Interest	(Depreciation)
Reference Entity/Termination Date	Dealer[1]	($000)	Rate Paid[2]	($000)
Commercial Mortgage-Backed Securities Index
7/1/06	BA	75,000	5.081%	(2,513)
7/31/06	BA	50,000	5.384	(1,178)
7/31/06	BA	35,000	5.304	(1,173)
8/31/06	BA	100,000	5.254	(1,823)
9/30/06	BA	100,000	5.264	(1,830)
10/31/06	BA	75,000	5.069	(1,517)
11/30/06	BA	75,000	5.364	(1,760)
12/31/06	BA	75,000	5.364	(1,760)
1/31/07	BA	75,000	5.364	(355)
2/28/07	BA	90,000	5.334	(537)
3/31/07	BA	80,000	5.364	(481)
4/30/07	LEH	75,000	5.138	(518)
Federal Home Loan Mortgage Corp., 6.000% 30-Year
7/1/06	UBS	92,000	4.849	(1,356)
7/31/06	UBS	60,000	4.459	(617)
Federal National Mortgage Assn., 4.500% 15-Year
7/31/06	UBS	13,000	4.959	(96)
Federal National Mortgage Assn., 5.000% 15-Year
7/1/06	UBS	21,000	4.839	(234)
Federal National Mortgage Assn., 5.000% 30-Year
7/1/06	UBS	50,000	4.919	(872)
				(18,620)

1BA—Bank of America.
LEH—Lehman Brothers.
UBS—UBS Warburg.
2Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Total Bond Market Index Fund

E. During the six months ended June 30, 2006, the fund purchased $2,079,835,000 of investment securities and sold $1,959,072,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $11,689,575,000 and $10,815,278,000, respectively.

F. The market value of securities on loan to broker-dealers at June 30, 2006, was $19,709,000, for which the fund received cash collateral of $20,123,000.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,846,309	286,564	6,688,301	658,061
Issued in Lieu of Cash Distributions	509,145	51,632	872,818	85,904
Redeemed	(3,188,408)	(323,636)	(4,964,082)	(488,126)
Net Increase (Decrease)—Investor Shares	167,046	14,560	2,597,037	255,839

Admiral Shares
Issued	1,474,361	149,494	3,015,972	296,415
Issued in Lieu of Cash Distributions	98,787	10,024	127,332	12,554
Redeemed	(589,465)	(59,654)	(1,036,809)	(102,186)
Net Increase (Decrease)—Admiral Shares	983,683	99,864	2,106,495	206,783

Institutional Shares
Issued	1,699,912	171,085	2,661,556	261,588
Issued in Lieu of Cash Distributions	168,910	17,130	329,651	32,437
Redeemed	(1,381,281)	(139,758)	(2,926,627)	(290,291)
Net Increase (Decrease)—Institutional Shares	487,541	48,457	64,580	3,734

Short-Term Bond Index Fund

Fund Profile

As of June 30, 2006

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	687	1,821	6,824
Yield		—	—
Investor Shares	5.3%
Admiral Shares	5.3%
Yield to Maturity	5.5%[3]	5.4%	5.8%
Average Coupon	4.8%	4.6%	5.3%
Average Effective
Maturity	2.8 years	2.8 years	7.2 years
Average Quality[4]	Aa1	Aa1	Aa1
Average Duration	2.5 years	2.5 years	4.8 years
Expense Ratio		—
Investor Shares	0.18%[5]
Admiral Shares	0.11%[5]
Short-Term Reserves	0%	—	—

Sector Diversification[6] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0%
Finance	13
Foreign	6
Government Mortgage-Backed	0
Industrial	10
Treasury/Agency	70
Utilities	1

Volatility Measures
		Target		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	0.99	1.00	0.89	1.00
Beta	1.01	1.00	0.53	1.00

Distribution by Maturity[4] (% of portfolio)

Under 1 Year	3%
1–3 Years	57
3–5 Years	39
Over 5 Years	1

Distribution by Credit Quality[4] (% of portfolio)

Aaa	74%
Aa	9
A	10
Baa	7

Investment Focus

1Lehman 1–5 Year Government/Credit Index.
2Lehman Aggregate Bond Index.
3Before expenses.
4Moody’s Investors Service.
5Annualized.
6The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
See page 63 for a glossary of investment terms.

Short-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1995–June 30, 2006
	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1996	–1.5%	6.0%	4.5%	4.7%
1997	0.8	6.2	7.0	7.1
1998	1.7	5.9	7.6	7.6
1999	–3.3	5.4	2.1	2.1
2000	2.4	6.4	8.8	8.9
2001	3.0	5.9	8.9	9.0
2002	1.5	4.6	6.1	8.1
2003	0.1	3.3	3.4	3.4
2004	–1.3	3.0	1.7	1.8
2005	–2.2	3.5	1.3	1.4
2006[2]	–1.5	2.0	0.5	0.7

Average Annual Total Returns: Periods Ended June 30, 2006

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	3/1/1994	0.89%	3.40%	0.17%	4.92%	5.09%
Admiral Shares	11/12/2001	0.96	2.614	—	—	—

1Lehman 1–5 Year Government/Credit Index.
2Six months ended June 30, 2006.
3Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
4Return since inception.
Note: See Financial Highlights tables on pages 30 and 31 for dividend and capital gains information.

Short-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2006

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond	13.250%	5/15/14	35,000	42,498	0.8%
U.S. Treasury Note	3.625%	6/30/07	172,575	169,824	3.3%
U.S. Treasury Note	4.250%	10/15/10	158,875	153,737	3.0%
U.S. Treasury Note	4.375%	12/31/07	141,550	139,847	2.7%
U.S. Treasury Note	4.500%	2/15/09	132,275	130,167	2.5%
U.S. Treasury Note	5.625%	5/15/08	119,950	120,887	2.3%
U.S. Treasury Note	4.125%	8/15/10	121,875	117,477	2.3%
U.S. Treasury Note	4.500%	2/28/11	107,350	104,649	2.0%
U.S. Treasury Note	4.875%	4/30/11	94,950	93,971	1.8%
U.S. Treasury Note	4.375%	1/31/08	87,875	86,777	1.7%
U.S. Treasury Note	3.000%	2/15/08	83,400	80,572	1.6%
U.S. Treasury Note	4.750%	3/31/11	81,425	80,191	1.5%
U.S. Treasury Note	3.875%	5/15/10	80,900	77,399	1.5%
U.S. Treasury Note	6.500%	2/15/10	66,075	69,028	1.3%
U.S. Treasury Note	6.125%	8/15/07	67,650	68,253	1.3%
U.S. Treasury Note	4.000%	4/15/10	70,100	67,438	1.3%
U.S. Treasury Note	3.375%	2/15/08	68,950	67,011	1.3%
U.S. Treasury Note	2.625%	5/15/08	69,950	66,791	1.3%
U.S. Treasury Note	2.750%	8/15/07	60,700	59,050	1.2%
U.S. Treasury Note	4.000%	3/15/10	54,650	52,618	1.0%
U.S. Treasury Note	4.000%	9/30/07	48,225	47,502	0.9%
U.S. Treasury Note	6.000%	8/15/09	35,525	36,402	0.7%
U.S. Treasury Note	3.500%	8/15/09	34,275	32,684	0.6%
U.S. Treasury Note	3.875%	5/15/09	32,878	31,779	0.6%
U.S. Treasury Note	3.125%	4/15/09	25,450	24,134	0.5%
U.S. Treasury Note	3.000%	2/15/09	24,325	23,055	0.5%
U.S. Treasury Note	3.250%	8/15/08	22,975	22,106	0.4%
U.S. Treasury Note	3.125%–4.875%	7/31/07–2/15/12	144,115	139,963	2.7%
				2,205,810	42.6%

Short-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Agency Bonds and Notes
[1]	Federal Home Loan Bank	4.850%	2/6/08	54,500	53,990	1.0%
[1]	Federal Home Loan Bank	4.625%	1/18/08	53,600	52,955	1.0%
[1]	Federal Home Loan Bank	5.125%	6/18/08	52,700	52,408	1.0%
[1]	Federal Home Loan Bank	2.625%	7/15/08	35,000	33,147	0.6%
[1]	Federal Home Loan Bank	3.750%	8/18/09	26,000	24,814	0.5%
[1]	Federal Home Loan Bank	4.750%	3/14/08	23,000	22,725	0.5%
[1]	Federal Home Loan Bank	3.875%	9/14/07	23,000	22,587	0.4%
[1]	Federal Home Loan Bank	3.000%–5.800%	2/8/08–6/22/10	111,250	108,407	2.1%
[1]	Federal Home Loan
	Mortgage Corp.	5.125%	10/15/08	79,500	78,949	1.5%
[1]	Federal Home Loan
	Mortgage Corp.	5.750%	4/15/08	75,500	75,888	1.5%
[1]	Federal Home Loan
	Mortgage Corp.	5.250%	5/21/09	74,500	74,116	1.4%
[1]	Federal Home Loan
	Mortgage Corp.	3.875%	6/15/08	70,000	67,999	1.3%
[1]	Federal Home Loan
	Mortgage Corp.	4.125%	7/12/10	42,000	39,964	0.8%
[1]	Federal Home Loan
	Mortgage Corp.	4.875%	2/17/09	40,000	39,448	0.8%
[1]	Federal Home Loan
	Mortgage Corp.	6.625%	9/15/09	30,000	30,998	0.6%
[1]	Federal Home Loan
	Mortgage Corp.	4.000%–6.000%	8/17/07–6/15/11	19,500	19,770	0.4%
[1]	Federal National
	Mortgage Assn.	5.750%	2/15/08	93,500	93,910	1.8%
[1]	Federal National
	Mortgage Assn.	7.250%	1/15/10	77,000	81,288	1.6%
[1]	Federal National
	Mortgage Assn.	5.250%	1/15/09	48,500	48,302	0.9%
[1]	Federal National
	Mortgage Assn.	4.750%	8/3/07	37,500	37,230	0.7%
[1]	Federal National
	Mortgage Assn.	6.000%	5/15/08	33,075	33,392	0.7%
[1]	Federal National
	Mortgage Assn.	6.625%	11/15/10	31,000	32,392	0.6%
[1]	Federal National
	Mortgage Assn.	6.375%	6/15/09	28,500	29,206	0.6%
[1]	Federal National
	Mortgage Assn.	6.625%	9/15/09	28,000	28,932	0.6%
[1]	Federal National
	Mortgage Assn.	6.000%	5/15/11	25,000	25,511	0.5%
[1]	Federal National
	Mortgage Assn.	3.000%–5.250%	7/15/07–2/15/11	80,825	78,604	1.5%
†	Other—Agency Bonds and Notes				47,694	0.9%
					1,334,626	25.8%
Total U.S. Government and Agency Obligations (Cost $3,603,932)					3,540,436	68.4%
Corporate Bonds
†	Asset-Backed/Commercial Mortgage-Backed Securities				15,310	0.3%
Finance
†	Banking				305,066	5.9%
†	Brokerage				113,757	2.2%
†	Finance Companies				176,226	3.4%

Short-Term Bond Index Fund

			Market	Percentage
			Value•	of Net
			($000)	Assets
†	Insurance		42,784	0.8%
†	Real Estate Investment Trusts		19,792	0.4%
†	Finance—Other		8,157	0.2%
			665,782	12.9%
Industrial
†	Basic Industry		31,193	0.6%
†	Capital Goods		64,550	1.2%
†	Communication		137,457	2.6%
†	Consumer Cyclical		111,767	2.2%
†	Consumer Noncyclical		82,061	1.6%
†	Energy		26,283	0.5%
†	Technology		25,887	0.5%
†	Transportation		19,044	0.4%
			498,242	9.6%
Utilities
†	Electric		54,777	1.1%
†	Natural Gas		20,203	0.4%
			74,980	1.5%
Total Corporate Bonds (Cost $1,296,659)			1,254,314	24.3%
†	Sovereign Bonds (U.S. Dollar-Denominated) (Cost $314,809)		306,598	5.9%
		Shares
Temporary Cash Investment
[2]	Vanguard Market Liquidity Fund, 5.136% (Cost $15,742)	15,742,258	15,742	0.3%
[3]	Total Investments (Cost $5,231,142)		5,117,090	98.9%
Other Assets and Liabilities
Receivables for Investment Securities Sold			146,001	2.8%
Other Assets—Note B			72,679	1.4%
Payables for Investment Securities Purchased			(139,356)	(2.7%)
Other Liabilities			(20,512)	(0.4%)
			58,812	1.1%
Net Assets			5,175,902	100.0%

Short-Term Bond Index Fund

At June 30, 2006, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	5,390,665
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(100,711)
Unrealized Depreciation	(114,052)
Net Assets	5,175,902

Investor Shares—Net Assets
Applicable to 281,534,199 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	2,751,942
Net Asset Value Per Share—Investor Shares	$9.77

Admiral Shares—Net Assets
Applicable to 247,979,888 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	2,423,960
Net Asset Value Per Share—Admiral Shares	$9.77

•See Note A in Notes to Financial Statements.
†Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
3Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of these securities was $11,156,000, representing 0.2% of net assets.
4See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Short-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Interest[1]	112,250
Security Lending	19
Total Income	112,269
Expenses
The Vanguard Group—Note B
Investment Advisory Services	237
Management and Administrative
Investor Shares	1,894
Admiral Shares	830
Marketing and Distribution
Investor Shares	453
Admiral Shares	357
Custodian Fees	18
Shareholders’ Reports
Investor Shares	36
Admiral Shares	3
Trustees’ Fees and Expenses	3
Total Expenses	3,831
Net Investment Income	108,438
Realized Net Gain (Loss) on Investment Securities Sold	(46,125)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(31,393)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,920

1Interest income from an affiliated company of the fund was $558,000.

Short-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	108,438	187,210
Realized Net Gain (Loss)	(46,125)	(52,432)
Change in Unrealized Appreciation (Depreciation)	(31,393)	(65,846)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,920	68,932
Distributions
Net Investment Income
Investor Shares	(58,183)	(121,131)
Admiral Shares	(50,255)	(66,079)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(108,438)	(187,210)
Capital Share Transactions—Note E
Investor Shares	(156,814)	(767,371)
Admiral Shares	133,754	897,866
Net Increase (Decrease) from Capital Share Transactions	(23,060)	130,495
Total Increase (Decrease)	(100,578)	12,217
Net Assets
Beginning of Period	5,276,480	5,264,263
End of Period	5,175,902	5,276,480

Short-Term Bond Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended	Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$9.92	$10.14	$10.28	$10.32	$10.19	$ 9.96
Investment Operations
Net Investment Income	.203	.350	.303	.329	.452	.568
Net Realized and Unrealized Gain (Loss)
on Investments	(.150)	(.220)	(.131)	.015	.152	.299
Total from Investment Operations	.053	.130	.172	.344	.604	.867
Distributions
Dividends from Net Investment Income	(.203)	(.350)	(.303)	(.329)	(.452)	(.568)
Distributions from Realized Capital Gains	—	—	(.009)	(.055)	(.022)	(.069)
Total Distributions	(.203)	(.350)	(.312)	(.384)	(.474)	(.637)
Net Asset Value, End of Period	$9.77	$9.92	$10.14	$10.28	$10.32	$10.19

Total Return[1]	0.54%	1.31%	1.70%	3.37%	6.10%	8.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,752	$2,951	$3,795	$3,041	$2,553	$1,680
Ratio of Total Expenses to
Average Net Assets	0.18%[2]	0.18%	0.18%	0.20%	0.21%	0.21%
Ratio of Net Investment Income to
Average Net Assets	4.15%[2]	3.50%	2.97%	3.17%	4.37%	5.45%
Portfolio Turnover Rate	128%[2]	106%	92%	111%	139%	156%

1Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2Annualized.

Short-Term Bond Index Fund

Admiral Shares
	Six Months
	Ended					Nov. 12[1] to
	June 30,	Year Ended December 31,				Dec. 31,
For a Share Outstanding
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$9.92	$10.14	$10.28	$10.32	$10.19	$10.44
Investment Operations
Net Investment Income	.206	.357	.310	.334	.457	.069
Net Realized and Unrealized Gain (Loss)
on Investments	(.150)	(.220)	(.131)	.015	.152	(.181)
Total from Investment Operations	.056	.137	.179	.349	.609	(.112)
Distributions
Dividends from Net Investment Income	(.206)	(.357)	(.310)	(.334)	(.457)	(.069)
Distributions from Realized Capital Gains	—	—	(.009)	(.055)	(.022)	(.069)
Total Distributions	(.206)	(.357)	(.319)	(.389)	(.479)	(.138)
Net Asset Value, End of Period	$9.77	$9.92	$10.14	$10.28	$10.32	$10.19

Total Return	0.57%	1.38%	1.77%	3.43%	6.15%	–1.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,424	$2,326	$1,469	$1,177	$773	$273
Ratio of Total Expenses to
Average Net Assets	0.11%[2]	0.11%	0.10%	0.15%	0.16%	0.17%[2]
Ratio of Net Investment Income to
Average Net Assets	4.22%[2]	3.57%	3.05%	3.21%	4.37%	5.01%[2]
Portfolio Turnover Rate	128%[2]	106%	92%	111%	139%	156%

1Inception.
2Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Short-Term Bond Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2006, the fund had contributed capital of $572,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.57% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2005, the fund had available realized losses of $54,318,000 to offset future net capital gains of $39,101,000 through December 31, 2013, and $15,217,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2006, net unrealized depreciation of investment securities for tax purposes was $114,052,000, consisting of unrealized gains of $50,000 on securities that had risen in value since their purchase and $114,102,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2006, the fund purchased $406,478,000 of investment securities and sold $406,493,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,862,669,000 and $2,894,691,000, respectively.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	489,827	49,718	1,082,749	108,084
Issued in Lieu of Cash Distributions	51,840	5,273	106,931	10,687
Redeemed	(698,481)	(70,888)	(1,957,051)	(195,557)
Net Increase (Decrease)—Investor Shares	(156,814)	(15,897)	(767,371)	(76,786)

Admiral Shares
Issued	506,598	51,431	1,512,599	151,137
Issued in Lieu of Cash Distributions	42,317	4,305	54,236	5,429
Redeemed	(415,161)	(42,195)	(668,969)	(66,961)
Net Increase (Decrease)—Admiral Shares	133,754	13,541	897,866	89,605

Intermediate-Term Bond Index Fund

Fund Profile

As of June 30, 2006

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	828	1,200	6,824
Yield		—	—
Investor Shares	5.6%
Admiral Shares	5.6%
Institutional Shares	5.7%
Yield to Maturity	5.8%[3]	5.8%	5.8%
Average Coupon	6.0%	5.4%	5.3%
Average Effective
Maturity	7.6 years	7.6 years	7.2 years
Average Quality[4]	Aa2	Aa2	Aa1
Average Duration	5.9 years	5.9 years	4.8 years
Expense Ratio		—
Investor Shares	0.18%[5]
Admiral Shares	0.11%[5]
Institutional Shares	0.08%[5]
Short-Term Reserves	0%	—	—

Sector Diversification[6] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0%
Finance	20
Foreign	6
Government Mortgage-Backed	0
Industrial	21
Treasury/Agency	49
Utilities	4

Volatility Measures
		Target		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	1.00	1.00	0.99	1.00
Beta	0.99	1.00	1.42	1.00

Distribution by Maturity (% of portfolio)

1–5 Years	3%
5–10 Years	94
10–20 Years	3

Distribution by Credit Quality[4] (% of portfolio)

Aaa	52%
Aa	11
A	18
Baa	19

Investment Focus

1Lehman 5–10 Year Government/Credit Index.
2Lehman Aggregate Bond Index.
3Before expenses.
4Moody’s Investors Service.
5Annualized.
6The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
See page 63 for a glossary of investment terms.

Intermediate-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1995–June 30, 2006
	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1996	–3.9%	6.5%	2.6%	2.7%
1997	2.4	7.0	9.4	9.4
1998	3.5	6.6	10.1	10.1
1999	–9.0	6.0	–3.0	–2.9
2000	5.4	7.4	12.8	12.4
2001	2.6	6.7	9.3	8.8
2002	4.7	6.2	10.9	13.0
2003	0.6	5.0	5.6	6.0
2004	0.4	4.8	5.2	5.3
2005	–2.9	4.7	1.8	1.8
2006[2]	–4.2	2.3	–1.9	–1.8

Average Annual Total Returns: Periods Ended June 30, 2006

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	3/1/1994	–2.84%	5.22%	0.40%	6.01%	6.41%
Admiral Shares	11/12/2001	–2.78	4.03[4]	—	—	—
Institutional Shares	1/26/2006	–1.524	—	—	—	—

1Lehman 5–10 Year Government/Credit Index.
2Six months ended June 30, 2006.
3Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
4Return since inception.
Note: See Financial Highlights tables on pages 42–44 for dividend and capital gains information.

Intermediate-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2006

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	U.S. Treasury Bond	11.250%	2/15/15	223,035	316,710	5.2%
	U.S. Treasury Bond	9.875%	11/15/15	144,725	194,768	3.2%
	U.S. Treasury Bond	10.625%	8/15/15	129,590	180,595	3.0%
	U.S. Treasury Bond	8.750%	5/15/17	131,025	169,043	2.8%
	U.S. Treasury Bond	7.250%	5/15/16	114,675	132,790	2.2%
	U.S. Treasury Bond	9.250%	2/15/16	70,675	92,253	1.5%
	U.S. Treasury Bond	14.000%	11/15/11	22,050	22,756	0.4%
	U.S. Treasury Bond	8.875%–10.375%	11/15/12–8/15/17	14,725	16,344	0.3%
	U.S. Treasury Note	4.000%	2/15/14	270,525	251,293	4.1%
	U.S. Treasury Note	4.250%	11/15/13	243,175	230,104	3.8%
	U.S. Treasury Note	4.250%	8/15/13	165,650	157,134	2.6%
	U.S. Treasury Note	4.750%	5/15/14	102,250	99,725	1.6%
	U.S. Treasury Note	4.375%	8/15/12	69,860	67,175	1.1%
	U.S. Treasury Note	4.375%	1/31/08	30,000	29,625	0.5%
	U.S. Treasury Note	4.875%	4/30/11	21,025	20,808	0.4%
	U.S. Treasury Note	3.875%–4.875%	10/31/07–11/15/14	37,800	36,669	0.6%
					2,017,792	33.3%
Agency Bonds and Notes
[1]	Federal Home Loan Bank	5.750%	5/15/12	43,900	44,565	0.7%
[1]	Federal Home Loan Bank	4.500%	9/16/13	33,400	31,446	0.5%
[1]	Federal Home Loan Bank	5.250%	6/18/14	27,900	27,493	0.5%
[1]	Federal Home Loan Bank	4.500%	11/15/12	24,175	22,923	0.4%
[1]	Federal Home Loan Bank	3.875%–5.625%	6/14/13–6/13/16	21,825	21,062	0.4%
[1]	Federal Home Loan
	Mortgage Corp.	5.125%	7/15/12	109,000	107,014	1.8%
[1]	Federal Home Loan
	Mortgage Corp.	4.875%	11/15/13	72,550	69,815	1.2%
[1]	Federal Home Loan
	Mortgage Corp.	5.750%	1/15/12	59,375	60,064	1.0%
[1]	Federal Home Loan
	Mortgage Corp.	4.500%	7/15/13	57,000	53,732	0.9%

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[1]	Federal Home Loan
	Mortgage Corp.	5.000%	7/15/14	51,100	49,527	0.8%
[1]	Federal Home Loan
	Mortgage Corp.	5.250%	4/18/16	31,500	30,817	0.5%
[1]	Federal Home Loan
	Mortgage Corp.	4.500%	1/15/13	30,000	28,366	0.5%
[1]	Federal Home Loan
	Mortgage Corp.	4.000%	6/12/13	8,375	7,656	0.1%
[1]	Federal National
	Mortgage Assn.	6.125%	3/15/12	100,410	103,468	1.7%
[1]	Federal National
	Mortgage Assn.	4.625%	10/15/13	63,500	60,258	1.0%
[1]	Federal National
	Mortgage Assn.	4.625%	10/15/14	41,625	39,229	0.6%
[1]	Federal National
	Mortgage Assn.	5.000%	3/15/16	28,125	26,978	0.4%
[1]	Federal National
	Mortgage Assn.	5.375%	11/15/11	26,025	25,894	0.4%
[1]	Federal National
	Mortgage Assn.	4.375%	3/15/13	21,500	20,166	0.3%
[1]	Federal National
	Mortgage Assn.	4.625%–5.250%	8/1/12–1/2/14	19,650	18,803	0.3%
†	Other—Agency Bonds and Notes				41,996	0.7%
					891,272	14.7%
Total U.S. Government and Agency Obligations (Cost $3,017,624)					2,909,064	48.0%
Corporate Bonds
†	Asset-Backed/Commercial Mortgage-Backed Securities				5,245	0.1%
Finance
	Banking
	Bank of America Corp.	6.250%	4/15/12	14,150	14,481	0.2%
	Citigroup, Inc.	5.000%	9/15/14	21,844	20,406	0.4%
	HSBC Bank USA	4.625%	4/1/14	5,625	5,136	0.1%
	HSBC Holdings PLC	5.250%	12/12/12	8,175	7,907	0.1%
	JPMorgan Chase & Co.	5.150%	10/1/15	15,250	14,249	0.2%
†	Other—Banking				399,250	6.6%
	Brokerage
	Goldman Sachs Group, Inc.	5.250%	4/1/13	18,250	17,491	0.3%
	Goldman Sachs Group, Inc.	4.750%	7/15/13	13,975	12,994	0.2%
	Goldman Sachs Group, Inc.	5.000%–6.600%	1/15/12–1/15/16	51,275	49,040	0.8%
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	14,875	13,820	0.3%
	Morgan Stanley Dean Witter	5.300%	3/1/13	31,500	30,266	0.5%
†	Other—Brokerage				79,089	1.3%
	Finance Companies
	General Electric Capital Corp.	5.875%	2/15/12	29,550	29,675	0.5%
	General Electric Capital Corp.	4.250%–8.125%	11/21/11–1/8/16	47,113	46,077	0.8%
	HSBC Finance Corp.	4.750%–7.000%	6/1/11–11/30/35	63,875	62,357	1.0%
	Residential Capital Corp.	6.500%	4/17/13	14,425	14,124	0.2%
†	Other–Finance Companies				102,641	1.7%
	Insurance
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	250	284	0.0%
†	Other—Insurance				145,913	2.4%
†	Real Estate Investment Trusts				90,931	1.5%
†	Finance—Other				13,500	0.2%
					1,169,631	19.3%

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Industrial
†	Basic Industry				108,694	1.8%
	Capital Goods
	General Electric Co.	5.000%	2/1/13	22,975	22,008	0.4%
†	Other—Capital Goods				118,241	1.9%
	Communication
	AT&T Inc.	5.100%	9/15/14	15,500	14,408	0.3%
†	Other—Communication				328,488	5.4%
	Consumer Cyclical
	Home Depot Inc.	5.400%	3/1/16	14,550	13,928	0.2%
†	Other—Consumer Cyclical				170,310	2.8%
	Consumer Noncyclical
	Bristol-Myers Squibb Co.	5.750%	10/1/11	13,350	13,322	0.2%
	Kraft Foods, Inc.	5.625%	11/1/11	14,125	13,895	0.2%
	Wyeth	5.500%	3/15/13	15,450	15,054	0.3%
†	Other—Consumer Noncyclical				231,843	3.8%
	Energy
	Conoco Funding Co.	6.350%	10/15/11	13,675	14,052	0.2%
†	Other—Energy				87,194	1.5%
	Technology
	Cisco Systems Inc.	5.500%	2/22/16	15,050	14,474	0.3%
†	Other—Technology				55,757	0.9%
†	Transportation				38,097	0.6%
†	Industrial—Other				6,035	0.1%
					1,265,800	20.9%
Utilities
†	Electric				198,909	3.3%
†	Natural Gas				54,347	0.9%
					253,256	4.2%
Total Corporate Bonds (Cost $2,812,324)					2,693,932	44.5%
Sovereign Bonds (U.S. Dollar-Denominated)
	Republic of Italy	5.625%	6/15/12	21,625	21,641	0.4%
	Republic of Italy	4.750%	1/25/16	14,425	13,428	0.2%
†	Other—Sovereign Bonds				317,912	5.2%
Total Sovereign Bonds (Cost $368,678)					352,981	5.8%
†	Taxable Municipal Bonds (Cost $1,346)				1,283	0.0%
				Shares
Temporary Cash Investments
[2]	Vanguard Market Liquidity Fund, 5.136%			31,337,417	31,337	0.5%
[2]	Vanguard Market Liquidity Fund, 5.136%—Note F			3,637,500	3,638	0.1%
Total Temporary Cash Investments (Cost $34,975)					34,975	0.6%
[3]	Total Investments (Cost $6,234,947)				5,992,235	98.9%
Other Assets and Liabilities
Other Assets—Note B					174,793	2.9%
Liabilities—Note F					(110,455)	(1.8%)
					64,338	1.1%
Net Assets					6,056,573	100.0%

Intermediate-Term Bond Index Fund

At June 30, 2006, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	6,361,399
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(62,114)
Unrealized Depreciation	(242,712)
Net Assets	6,056,573

Investor Shares—Net Assets
Applicable to 293,767,218 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	2,915,281
Net Asset Value Per Share—Investor Shares	$9.92

Admiral Shares—Net Assets
Applicable to 302,972,640 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	3,006,630
Net Asset Value Per Share—Admiral Shares	$9.92

Institutional Shares—Net Assets
Applicable to 13,569,572 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	134,662
Net Asset Value Per Share—Institutional Shares	$9.92

•See Note A in Notes to Financial Statements.
†Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
3Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of these securities was $31,197,000, representing 0.5% of net assets.
4See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Intermediate-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Interest[1]	151,910
Security Lending	19
Total Income	151,929
Expenses
The Vanguard Group—Note B
Investment Advisory Services	271
Management and Administrative
Investor Shares	2,031
Admiral Shares	1,118
Institutional Shares	34
Marketing and Distribution
Investor Shares	439
Admiral Shares	367
Institutional Shares	3
Custodian Fees	13
Shareholders’ Reports
Investor Shares	44
Admiral Shares	5
Institutional Shares	-
Trustees’ Fees and Expenses	3
Total Expenses	4,328
Expenses Paid Indirectly—Note C	(8)
Net Expenses	4,320
Net Investment Income	147,609
Realized Net Gain (Loss) on Investment Securities Sold	(42,048)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(216,636)
Net Increase (Decrease) in Net Assets Resulting from Operations	(111,075)

1Interest income from an affiliated company of the fund was $1,321,000.

Intermediate-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	147,609	251,557
Realized Net Gain (Loss)	(42,048)	(18,070)
Change in Unrealized Appreciation (Depreciation)	(216,636)	(139,902)
Net Increase (Decrease) in Net Assets Resulting from Operations	(111,075)	93,585
Distributions
Net Investment Income
Investor Shares	(71,935)	(160,529)
Admiral Shares	(73,216)	(91,028)
Institutional Shares	(2,458)	—
Realized Capital Gain[1]
Investor Shares	—	(3,866)
Admiral Shares	—	(1,338)
Institutional Shares	—	—
Total Distributions	(147,609)	(256,761)
Capital Share Transactions—Note G
Investor Shares	33,672	(392,735)
Admiral Shares	185,271	1,885,701
Institutional Shares	138,557	—
Net Increase (Decrease) from Capital Share Transactions	357,500	1,492,966
Total Increase (Decrease)	98,816	1,329,790
Net Assets
Beginning of Period	5,957,757	4,627,967
End of Period	6,056,573	5,957,757

1Includes fiscal 2005 short-term gain distributions totaling $1,892,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

Intermediate-Term Bond Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended	Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.36	$10.68	$10.69	$10.75	$10.28	$10.02
Investment Operations
Net Investment Income	.245	.492	.506	.532	.597	.651
Net Realized and Unrealized Gain (Loss)
on Investments	(.440)	(.309)	.038	.064	.478	.260
Total from Investment Operations	(.195)	.183	.544	.596	1.075	.911
Distributions
Dividends from Net Investment Income	(.245)	(.492)	(.506)	(.532)	(.597)	(.651)
Distributions from Realized Capital Gains	—	(.011)	(.048)	(.124)	(.008)	—
Total Distributions	(.245)	(.503)	(.554)	(.656)	(.605)	(.651)
Net Asset Value, End of Period	$9.92	$10.36	$10.68	$10.69	$10.75	$10.28

Total Return[1]	–1.90%	1.75%	5.22%	5.65%	10.85%	9.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,915	$3,009	$3,501	$2,749	$2,415	$2,096
Ratio of Total Expenses to
Average Net Assets	0.18%[2]	0.18%	0.18%	0.20%	0.21%	0.21%
Ratio of Net Investment Income to
Average Net Assets	4.88%[2]	4.68%	4.75%	4.91%	5.75%	6.33%
Portfolio Turnover Rate	92%[2]	76%	84%	98%	141%	135%

1Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2Annualized.

Intermediate-Term Bond Index Fund

Admiral Shares

	Six Months					Nov. 121 to
	Ended	Year Ended December 31,				Dec. 31,
For a Share Outstanding	June 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.36	$10.68	$10.69	$10.75	$10.28	$10.65
Investment Operations
Net Investment Income	.249	.499	.514	.538	.602	.085
Net Realized and Unrealized Gain (Loss)
on Investments	(.440)	(.309)	.038	.064	.478	(.370)
Total from Investment Operations	(.191)	.190	.552	.602	1.080	(.285)
Distributions
Dividends from Net Investment Income	(.249)	(.499)	(.514)	(.538)	(.602)	(.085)
Distributions from Realized Capital Gains	—	(.011)	(.048)	(.124)	(.008)	—
Total Distributions	(.249)	(.510)	(.562)	(.662)	(.610)	(.085)
Net Asset Value, End of Period	$9.92	$10.36	$10.68	$10.69	$10.75	$10.28

Total Return	–1.86%	1.82%	5.30%	5.70%	10.91%	–2.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,007	$2,949	$1,127	$756	$662	$348
Ratio of Total Expenses to
Average Net Assets	0.11%[2]	0.11%	0.11%	0.15%	0.16%	0.17%[2]
Ratio of Net Investment Income to
Average Net Assets	4.95%[2]	4.75%	4.82%	4.96%	5.78%	6.17%[2]
Portfolio Turnover Rate	92%[2]	76%	84%	98%	141%	135%

1Inception.
2Annualized.

Intermediate-Term Bond Index Fund

Institutional Shares

Jan. 26[1] to
June 30,
For a Share Outstanding Throughout The Period	2006
Net Asset Value, Beginning of Period	$10.29
Investment Operations
Net Investment Income	.215
Net Realized and Unrealized Gain (Loss) on Investments	(.370)
Total from Investment Operations	(.155)
Distributions
Dividends from Net Investment Income	(.215)
Distributions from Realized Capital Gains	—
Total Distributions	(.215)
Net Asset Value, End of Period	$9.92

Total Return	–1.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$135
Ratio of Total Expenses to Average Net Assets	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	4.98%[2]
Portfolio Turnover Rate	92%[2]

1Inception.
2Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares were first issued on January 26, 2006, and are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Intermediate-Term Bond Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2006, the fund had contributed capital of $665,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.66% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2006, custodian fee offset arrangements reduced the fund’s expenses by $8,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2005, the fund had available realized losses of $17,982,000 to offset future net capital gains of $866,000 through December 31, 2013, and $17,116,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2006, net unrealized depreciation of investment securities for tax purposes was $242,712,000, consisting of unrealized gains of $6,007,000 on securities that had risen in value since their purchase and $248,719,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2006, the fund purchased $887,069,000 of investment securities and sold $749,700,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,136,367,000 and $1,930,853,000, respectively.

F. The market value of securities on loan to broker-dealers at June 30, 2006, was $3,569,000, for which the fund received cash collateral of $3,638,000.

Intermediate-Term Bond Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	494,744	48,719	1,407,063	133,636
Issued in Lieu of Cash Distributions	63,145	6,261	142,246	13,528
Redeemed	(524,217)	(51,718)	(1,942,044)	(184,581)
Net Increase (Decrease)—Investor Shares	33,672	3,262	(392,735)	(37,417)

Admiral Shares
Issued	631,438	62,223	2,183,549	207,568
Issued in Lieu of Cash Distributions	59,111	5,862	72,355	6,909
Redeemed	(505,278)	(49,881)	(370,203)	(35,263)
Net Increase (Decrease)—Admiral Shares	185,271	18,204	1,885,701	179,214

Institutional Shares
Issued	146,899	14,401	—	—
Issued in Lieu of Cash Distributions	1,617	162	—	—
Redeemed	(9,959)	(993)	—	—
Net Increase (Decrease)—Institutional Shares	138,557	13,570	—	—

Long-Term Bond Index Fund

Fund Profile

As of June 30, 2006

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	622	914	6,824
Yield		—	—
Investor Shares	5.8%
Institutional Shares	5.9%
Yield to Maturity	5.9%[3]	5.9%	5.8%
Average Coupon	7.0%	6.8%	5.3%
Average Effective
Maturity	19.9 years	20.5 years	7.2 years
Average Quality[4]	Aa2	Aa2	Aa1
Average Duration	10.6 years	10.6 years	4.8 years
Expense Ratio		—
Investor Shares	0.18%[5]
Institutional Shares	0.09%[5]
Short-Term Reserves	0%	—	—

Sector Diversification[6] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0%
Finance	10
Foreign	6
Government Mortgage-Backed	0
Industrial	24
Treasury/Agency	55
Utilities	5

Volatility Measures
		Target		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	1.00	1.00	0.96	1.00
Beta	1.00	1.00	2.32	1.00

Distribution by Maturity (% of portfolio)

Under 1 Year	1%
1–5 Years	0
5–10 Years	1
10–20 Years	42
20–30 Years	55
Over 30 Years	1

Distribution by Credit Quality[4] (% of portfolio)

Aaa	57%
Aa	7
A	17
Baa	19

Investment Focus

1Lehman Long Government/Credit Index.
2Lehman Aggregate Bond Index.
3Before expenses.
4Moody’s Investors Service.
5Annualized.
6The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
See page 63 for a glossary of investment terms.

Long-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1995–June 30, 2006

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1996	–6.8%	6.5%	–0.3%	0.1%
1997	6.9	7.4	14.3	14.5
1998	5.5	6.5	12.0	11.8
1999	–13.5	5.6	–7.9	–7.7
2000	9.1	7.5	16.6	16.2
2001	1.6	6.6	8.2	7.3
2002	7.8	6.6	14.4	14.8
2003	0.0	5.5	5.5	5.9
2004	2.8	5.6	8.4	8.6
2005	0.2	5.1	5.3	5.3
2006[2]	–7.5	2.5	–5.0	–4.8

Average Annual Total Returns: Periods Ended June 30, 2006

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	3/1/1994	–6.79%	6.60%	1.33%	6.22%	7.55%
Institutional Shares	2/2/2006	–3.984	—	—	—	—

1Lehman Long Government/Credit Index.
2Six months ended June 30, 2006.
3Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
4Return since inception.
Note: See Financial Highlights tables on pages 56 and 57 for dividend and capital gains information.

Long-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2006

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	U.S. Treasury Bond	8.750%	8/15/20	63,500	85,040	4.3%
	U.S. Treasury Bond	8.875%	2/15/19	59,450	78,994	4.0%
	U.S. Treasury Bond	6.750%	8/15/26	56,415	66,376	3.4%
	U.S. Treasury Bond	6.375%	8/15/27	55,360	62,842	3.2%
	U.S. Treasury Bond	8.125%	8/15/21	48,395	62,384	3.2%
	U.S. Treasury Bond	8.875%	8/15/17	46,325	60,454	3.1%
	U.S. Treasury Bond	7.625%	2/15/25	40,350	51,245	2.6%
	U.S. Treasury Bond	8.125%	8/15/19	38,220	48,378	2.5%
	U.S. Treasury Bond	6.250%	5/15/30	42,555	48,194	2.4%
	U.S. Treasury Bond	6.125%	8/15/29	42,255	46,976	2.4%
	U.S. Treasury Bond	6.625%	2/15/27	36,340	42,319	2.1%
	U.S. Treasury Bond	7.625%	11/15/22	33,720	42,118	2.1%
	U.S. Treasury Bond	5.500%	8/15/28	40,325	41,427	2.1%
	U.S. Treasury Bond	8.500%	2/15/20	29,750	38,903	2.0%
	U.S. Treasury Bond	7.875%	2/15/21	27,430	34,511	1.7%
	U.S. Treasury Bond	8.000%	11/15/21	25,045	32,030	1.6%
	U.S. Treasury Bond	6.125%	11/15/27	22,175	24,503	1.2%
	U.S. Treasury Bond	8.750%	5/15/17	17,440	22,500	1.1%
	U.S. Treasury Bond	9.000%	11/15/18	15,788	21,102	1.1%
	U.S. Treasury Bond	5.250%–11.250%	2/15/15–2/15/31	13,545	15,643	0.8%
	U.S. Treasury Note	3.375%–4.500%	2/28/07–8/15/14	15,550	14,928	0.8%
					940,867	47.7%
Agency Bonds and Notes
[1]	Federal Home Loan Bank	5.375%	5/15/19	7,250	7,006	0.4%
[1]	Federal Home Loan
	Mortgage Corp.	6.750%	3/15/31	14,100	16,239	0.8%
[1]	Federal Home Loan
	Mortgage Corp.	6.750%	9/15/29	8,700	9,993	0.5%
[1]	Federal Home Loan
	Mortgage Corp.	6.250%	7/15/32	4,175	4,552	0.2%
[1]	Federal National
	Mortgage Assn.	7.250%	5/15/30	14,685	17,904	0.9%

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[1]	Federal National
	Mortgage Assn.	7.125%	1/15/30	10,475	12,601	0.6%
[1]	Federal National
	Mortgage Assn.	6.625%	11/15/30	11,100	12,590	0.6%
[1]	Federal National
	Mortgage Assn.	6.250%	5/15/29	5,350	5,804	0.3%
[1]	Federal National
	Mortgage Assn.	0.000%–6.210%	6/1/17–8/6/38	15,625	8,352	0.4%
	State of Israel (U.S.
	Government Guaranteed)	5.500%	12/4/23	5,325	5,283	0.3%
[1]	Tennessee Valley Auth.	6.750%	11/1/25	4,500	5,131	0.3%
†	Other—Agency Bonds and Notes				22,902	1.2%
					128,357	6.5%
Total U.S. Government and Agency Obligations
(Cost $1,092,175)					1,069,224	54.2%
Corporate Bonds
†	Asset-Backed Securities				3,207	0.2%
Finance
†	Banking				97,541	5.0%
	Brokerage
	Goldman Sachs Group, Inc.	6.125%	2/15/33	5,450	5,095	0.2%
†	Other—Brokerage				17,518	0.9%
	Finance Companies
	General Electric Capital Corp.	6.750%	3/15/32	12,025	12,869	0.7%
†	Other—Finance Companies				4,790	0.2%
†	Insurance				45,737	2.3%
†	Real Estate Investment Trusts				3,603	0.2%
†	Finance—Other				722	0.0%
					187,875	9.5%
Industrial
†	Basic Industry				28,710	1.4%
	Capital Goods
	Lockheed Martin Corp.	8.500%	12/1/29	4,600	5,777	0.3%
	Northrop Grumman Corp.	7.750%	2/15/31	4,300	5,014	0.3%
†	Other—Capital Goods				32,350	1.6%
	Communication
	AT&T Corp.	8.000%	11/15/31	5,200	5,980	0.3%
	British Telecommunications PLC	8.875%	12/15/30	5,975	7,335	0.4%
	Deutsche Telekom
	International Finance	8.250%	6/15/30	8,625	9,991	0.5%
	France Telecom	8.500%	3/1/31	5,500	6,588	0.4%
	New Cingular Wireless Services	8.750%	3/1/31	5,250	6,422	0.3%
	Sprint Capital Corp.	6.875%	11/15/28	6,200	6,210	0.3%
	Sprint Capital Corp.	8.750%	3/15/32	4,550	5,505	0.3%
	Time Warner Entertainment	8.375%	3/15/23–7/15/33	4,175	4,622	0.2%
	Verizon Global Funding Corp.	7.750%	12/1/30	7,350	7,864	0.4%
†	Other—Communication				92,941	4.7%
	Consumer Cyclical
	Time Warner, Inc.	7.625%	4/15/31	6,335	6,758	0.3%
	Time Warner, Inc.	6.625%–9.150%	2/1/23–5/1/32	9,795	10,082	0.5%
†	Other—Consumer Cyclical				42,340	2.2%
†	Consumer Noncyclical				74,855	3.8%
	Energy
	Tosco Corp.	8.125%	2/15/30	7,500	9,149	0.4%
†	Other—Energy				47,071	2.4%

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
†	Technology				14,872	0.8%
†	Transportation				29,639	1.5%
†	Industrial—Other				630	0.0%
					460,705	23.3%
Utilities
	Electric
	FirstEnergy Corp.	7.375%	11/15/31	4,750	5,114	0.3%
	Pacific Gas & Electric Co.	6.050%	3/1/34	6,650	6,292	0.3%
†	Other—Electric				62,439	3.2%
†	Natural Gas				18,278	0.9%
					92,123	4.7%
Total Corporate Bonds (Cost $784,923)					743,910	37.7%
Sovereign Bonds (U.S. Dollar-Denominated)
	Quebec Hydro Electric	8.050%	7/7/24	5,000	6,260	0.3%
	Republic of Italy	6.875%	9/27/23	6,600	7,328	0.4%
	United Mexican States	8.125%	12/30/19	8,750	9,822	0.5%
	United Mexican States	5.625%	1/15/17	9,050	8,407	0.4%
	United Mexican States	8.300%	8/15/31	7,250	8,294	0.4%
^	United Mexican States	6.750%–11.375%	9/15/16–9/27/34	11,125	12,131	0.6%
†	Other—Sovereign Bonds				44,796	2.3%
Total Sovereign Bonds (Cost $99,456)					97,038	4.9%
Taxable Municipal Bonds
	Illinois (Taxable Pension) GO	5.100%	6/1/33	18,150	16,272	0.8%
†	Other—Taxable Municipal Bonds				9,933	0.5%
Total Taxable Municipal Bonds (Cost $27,433)					26,205	1.3%
				Shares
Temporary Cash Investments
[2]	Vanguard Market Liquidity Fund, 5.136%			11,465,218	11,465	0.6%
[2]	Vanguard Market Liquidity Fund, 5.136%—Note F			3,900,000	3,900	0.2%
Total Temporary Cash Investments (Cost $15,365)					15,365	0.8%
[3]	Total Investments (Cost $2,019,352)				1,951,742	98.9%
Other Assets and Liabilities
Other Assets—Note B					45,402	2.3%
Liabilities—Note F					(23,718)	(1.2%)
					21,684	1.1%
Net Assets					1,973,426	100.0%

Long-Term Bond Index Fund

At June 30, 2006, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	2,058,608
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(17,572)
Unrealized Depreciation	(67,610)
Net Assets	1,973,426

Investor Shares—Net Assets
Applicable to 163,725,603 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	1,793,170
Net Asset Value Per Share—Investor Shares	$10.95

Institutional Shares—Net Assets
Applicable to 16,458,509 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	180,256
Net Asset Value Per Share—Institutional Shares	$10.95

•See Note A in Notes to Financial Statements.
^Part of security position is on loan to broker-dealers.
†Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
3Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of these securities was $19,017,000, representing 1.0% of net assets.
4See Note D in Notes to Financial Statements for the tax-basis components of net assets. GO—General Obligation Bond.

Long-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Interest[1]	53,134
Security Lending	3
Total Income	53,137
Expenses
The Vanguard Group—Note B
Investment Advisory Services	87
Management and Administrative
Investor Shares	1,296
Institutional Shares	39
Marketing and Distribution
Investor Shares	242
Institutional Shares	3
Custodian Fees	6
Shareholders’ Reports
Investor Shares	31
Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,705
Expenses Paid Indirectly—Note C	(6)
Net Expenses	1,699
Net Investment Income	51,438
Realized Net Gain (Loss) on Investment Securities Sold	(10,479)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(143,460)
Net Increase (Decrease) in Net Assets Resulting from Operations	(102,501)

1Interest income from an affiliated company of the fund was $440,000.

Long-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	51,438	82,570
Realized Net Gain (Loss)	(10,479)	(3,641)
Change in Unrealized Appreciation (Depreciation)	(143,460)	(1,431)
Net Increase (Decrease) in Net Assets Resulting from Operations	(102,501)	77,498
Distributions
Net Investment Income
Investor Shares	(48,667)	(82,570)
Institutional Shares	(2,771)	—
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(51,438)	(82,570)
Capital Share Transactions—Note G
Investor Shares	45,895	588,386
Institutional Shares	188,423	—
Net Increase (Decrease) from Capital Share Transactions	234,318	588,386
Total Increase (Decrease)	80,379	583,314
Net Assets
Beginning of Period	1,893,047	1,309,733
End of Period	1,973,426	1,893,047

Long-Term Bond Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended	Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.84	$11.82	$11.50	$11.67	$10.83	$10.66
Investment Operations
Net Investment Income	.298	.601	.617	.627	.658	.683
Net Realized and Unrealized Gain (Loss)
on Investments	(.890)	.020	.320	.004	.840	.170
Total from Investment Operations	(.592)	.621	.937	.631	1.498	.853
Distributions
Dividends from Net Investment Income	(.298)	(.601)	(.617)	(.627)	(.658)	(.683)
Distributions from Realized Capital Gains	—	—	—	(.174)	—	—
Total Distributions	(.298)	(.601)	(.617)	(.801)	(.658)	(.683)
Net Asset Value, End of Period	$10.95	$11.84	$11.82	$11.50	$11.67	$10.83

Total Return[1]	–5.04%	5.32%	8.40%	5.50%	14.35%	8.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,793	$1,893	$1,310	$951	$794	$542
Ratio of Total Expenses to
Average Net Assets	0.18%[2]	0.18%	0.18%	0.20%	0.21%	0.21%
Ratio of Net Investment Income to
Average Net Assets	5.31%[2]	5.03%	5.34%	5.34%	5.92%	6.30%
Portfolio Turnover Rate	54%[2]	52%	62%	76%	141%	107%

1Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2Annualized.

Long-Term Bond Index Fund

Institutional Shares

Feb. 21 to
June 30,
For a Share Outstanding Throughout The Period	2006
Net Asset Value, Beginning of Period	$11.66
Investment Operations
Net Investment Income	.249
Net Realized and Unrealized Gain (Loss) on Investments	(.710)
Total from Investment Operations	(.461)
Distributions
Dividends from Net Investment Income	(.249)
Distributions from Realized Capital Gains	—
Total Distributions	(.249)
Net Asset Value, End of Period	$10.95

Total Return	–3.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$180
Ratio of Total Expenses to Average Net Assets	0.09%[2]
Ratio of Net Investment Income to Average Net Assets	5.40%[2]
Portfolio Turnover Rate	54%[2]

1Inception.
2Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares were first issued on February 2, 2006, and are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Long-Term Bond Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2006, the fund had contributed capital of $216,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2006, custodian fee offset arrangements reduced the fund’s expenses by $6,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2005, the fund had available realized losses of $6,378,000 to offset future net capital gains of $3,199,000 through December 31, 2012, $1,583,000 through December 31, 2013, and $1,596,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carry forward balances above.

At June 30, 2006, net unrealized depreciation of investment securities for tax purposes was $67,610,000, consisting of unrealized gains of $14,230,000 on securities that had risen in value since their purchase and $81,840,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2006, the fund purchased $235,492,000 of investment securities and sold $99,976,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $508,209,000 and $417,782,000, respectively.

F. The market value of securities on loan to broker-dealers at June 30, 2006, was $3,834,000, for which the fund received cash collateral of $3,900,000.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	321,392	28,165	786,307	65,739
Issued in Lieu of Cash Distributions	43,331	3,848	73,461	6,148
Redeemed	(318,828)	(28,178)	(271,382)	(22,831)
Net Increase (Decrease)—Investor Shares	45,895	3,835	588,386	49,056

Institutional Shares
Issued	187,455	16,371	—	—
Issued in Lieu of Cash Distributions	2,204	200	—	—
Redeemed	(1,236)	(112)	—	—
Net Increase (Decrease)—Institutional Shares	188,423	16,459	—	—

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 61 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Six Months Ended June 30, 2006[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	12/31/2005	6/30/2006	Period[2]
Based on Actual Fund Return
Total Bond Market
Investor	$1,000.00	$990.69	$0.99
Admiral	1,000.00	991.15	0.54
Institutional	1,000.00	991.33	0.35
Short-Term Bond
Investor	$1,000.00	$1,005.38	$0.90
Admiral	1,000.00	1005.73	0.55
Intermediate-Term Bond
Investor	$1,000.00	$981.03	$0.88
Admiral	1,000.00	981.37	0.54
Long-Term Bond
Investor	$1,000.00	$949.59	$0.87
Based on Hypothetical 5% Yearly Return
Total Bond Market
Investor	$1,000.00	$1,023.80	$1.00
Admiral	1,000.00	1024.25	0.55
Institutional	1,000.00	1024.45	0.35
Short-Term Bond
Investor	$1,000.00	$1,023.90	$0.90
Admiral	1,000.00	1024.25	0.55
Intermediate-Term Bond
Investor	$1,000.00	$1,023.90	$0.90
Admiral	1,000.00	1024.25	0.55
Long-Term Bond
Investor	$1,000.00	$1,023.90	$0.90

1The table does not include data for funds or share classes of funds with fewer than six months of history.
2These calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Total Bond Market Index Fund, 0.20% for Investor Shares, 0.11% for Admiral Shares, 0.07% for Institutional Shares; for the Short-Term Bond Index Fund, 0.18% for Investor Shares, 0.11% for Admiral Shares; for the Intermediate-Term Bond Index Fund, 0.18% for Investor Shares, 0.11% for Admiral Shares; and for the Long-Term Bond Index Fund, 0.18% for Investor Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of the Vanguard Bond Index Funds has approved the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the Performance Summary sections of this report.

Cost

The Bond Index Funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the Vanguard Bond Index Funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
141 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
141 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
141 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
141 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
141 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
141 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
141 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
141 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.,
Secretary since July 2005	since November 1997; General Counsel of The Vanguard Group since July 2005;
141 Vanguard Funds Overseen	Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
141 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich Michael S. Miller
Mortimer J. Buckley	Paul A. Heller Ralph K. Packard
James H. Gately	F. William McNabb, III George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard,
Vanguard.com, and the ship logo are trademarks
Direct Investor Account Services > 800-662-2739	of The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their
respective owners.
Text Telephone > 800-952-3335

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
This material may be used in conjunction
with the offering of shares of any Vanguard	You can obtain a free copy of Vanguard’s proxy voting
fund only if preceded or accompanied by	guidelines by visiting our website, www.vanguard.com,
the fund’s current prospectus.	and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q842 082006

Vanguard Total Bond Market Index Fund
Schedule of Investments|
June 30, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Valueo ($000)

U.S. Government and Agency Obligations (69.9%)

U.S. Government Securities (24.6%)
U.S. Treasury Bond	10.375%	11/15/12	4,375	4,669
U.S. Treasury Bond	12.000%	8/15/13	131,800	149,737
U.S. Treasury Bond	13.250%	5/15/14	7,000	8,500
U.S. Treasury Bond	11.250%	2/15/15	164,075	232,987
U.S. Treasury Bond	10.625%	8/15/15	140,875	196,322
U.S. Treasury Bond	9.875%	11/15/15	66,200	89,091
U.S. Treasury Bond	9.250%	2/15/16	45,725	59,685
U.S. Treasury Bond	7.250%	5/15/16	98,625	114,205
U.S. Treasury Bond	7.500%	11/15/16	25,569	30,243
U.S. Treasury Bond	8.750%	5/15/17	80,460	103,806
U.S. Treasury Bond	8.875%	8/15/17	16,615	21,683
U.S. Treasury Bond	8.875%	2/15/19	182,450	242,430
U.S. Treasury Bond	8.125%	8/15/19	236,245	299,034
U.S. Treasury Bond	8.500%	2/15/20	215,125	281,310
U.S. Treasury Bond	8.750%	5/15/20	40,575	54,199
U.S. Treasury Bond	8.750%	8/15/20	103,175	138,174
U.S. Treasury Bond	7.875%	2/15/21	107,107	134,755
U.S. Treasury Bond	8.125%	5/15/21	4,525	5,820
U.S. Treasury Bond	8.125%	8/15/21	93,600	120,656
U.S. Treasury Bond	8.000%	11/15/21	86,120	110,140
U.S. Treasury Bond	7.625%	11/15/22	115,805	144,647
U.S. Treasury Bond	7.125%	2/15/23	131,800	157,687
U.S. Treasury Bond	7.625%	2/15/25	29,500	37,465
U.S. Treasury Bond	6.875%	8/15/25	5,325	6,314
U.S. Treasury Bond	6.750%	8/15/26	91,050	107,126
U.S. Treasury Bond	6.500%	11/15/26	775	889
U.S. Treasury Bond	6.625%	2/15/27	17,125	19,943
U.S. Treasury Bond	6.375%	8/15/27	29,690	33,703
U.S. Treasury Bond	6.125%	11/15/27	5,975	6,602
U.S. Treasury Bond	5.250%	11/15/28	3,710	3,693
U.S. Treasury Bond	5.250%	2/15/29	17,150	17,075
U.S. Treasury Bond	6.125%	8/15/29	142,865	158,826
U.S. Treasury Bond	6.250%	5/15/30	14,325	16,223
U.S. Treasury Note	3.000%	12/31/06	900	890
U.S. Treasury Note	3.125%	5/15/07	54,900	53,888
U.S. Treasury Note	3.625%	6/30/07	212,900	209,506
U.S. Treasury Note	2.750%	8/15/07	102,500	99,713
U.S. Treasury Note	3.250%	8/15/07	11,975	11,715
U.S. Treasury Note	6.125%	8/15/07	145,275	146,569
U.S. Treasury Note	4.375%	12/31/07	626,600	619,062
U.S. Treasury Note	4.375%	1/31/08	549,225	542,360
U.S. Treasury Note	3.000%	2/15/08	191,100	184,620
U.S. Treasury Note	3.375%	2/15/08	123,200	119,736
U.S. Treasury Note	4.625%	2/29/08	26,925	26,677
U.S. Treasury Note	4.625%	3/31/08	60,000	59,428
U.S. Treasury Note	2.625%	5/15/08	24,525	23,417
U.S. Treasury Note	3.750%	5/15/08	37,675	36,721
U.S. Treasury Note	5.625%	5/15/08	45,745	46,102
U.S. Treasury Note	3.125%	9/15/08	2,200	2,108
U.S. Treasury Note	3.125%	10/15/08	5,125	4,903
U.S. Treasury Note	3.375%	11/15/08	32,725	31,442
U.S. Treasury Note	4.375%	11/15/08	49,650	48,797
U.S. Treasury Note	4.750%	11/15/08	5,300	5,253
U.S. Treasury Note	3.375%	12/15/08	17,100	16,411
U.S. Treasury Note	3.250%	1/15/09	126,825	121,157
U.S. Treasury Note	3.000%	2/15/09	132,865	125,931
U.S. Treasury Note	4.500%	2/15/09	155,260	152,785
U.S. Treasury Note	3.125%	4/15/09	213,845	202,785
U.S. Treasury Note	3.875%	5/15/09	19,200	18,558
U.S. Treasury Note	4.000%	6/15/09	64,980	62,970
U.S. Treasury Note	3.625%	7/15/09	140,355	134,478
U.S. Treasury Note	3.500%	8/15/09	119,075	113,549
U.S. Treasury Note	6.000%	8/15/09	24,475	25,079
U.S. Treasury Note	3.375%	10/15/09	225,120	213,371
U.S. Treasury Note	3.500%	12/15/09	30,025	28,505
U.S. Treasury Note	3.625%	1/15/10	41,025	39,057
U.S. Treasury Note	3.500%	2/15/10	9,575	9,066
U.S. Treasury Note	6.500%	2/15/10	245,580	256,555
U.S. Treasury Note	4.000%	3/15/10	80,025	77,049
U.S. Treasury Note	3.875%	5/15/10	45,775	43,794
U.S. Treasury Note	3.625%	6/15/10	22,000	20,852
U.S. Treasury Note	4.125%	8/15/10	213,671	205,960
U.S. Treasury Note	3.875%	9/15/10	42,100	40,166
U.S. Treasury Note	4.250%	10/15/10	9,800	9,483
U.S. Treasury Note	4.500%	11/15/10	11,550	11,279
U.S. Treasury Note	4.375%	12/15/10	83,775	81,353
U.S. Treasury Note	4.250%	1/15/11	101,000	97,512
U.S. Treasury Note	4.500%	2/28/11	8,425	8,213
U.S. Treasury Note	4.750%	3/31/11	30,100	29,644
U.S. Treasury Note	4.875%	2/15/12	6,365	6,294
U.S. Treasury Note	4.375%	8/15/12	19,105	18,371
U.S. Treasury Note	4.000%	11/15/12	14,325	13,463
U.S. Treasury Note	3.875%	2/15/13	19,275	17,938
U.S. Treasury Note	4.250%	8/15/13	108,927	103,327
U.S. Treasury Note	4.250%	11/15/13	310,265	293,588
U.S. Treasury Note	4.000%	2/15/14	384,330	357,008
U.S. Treasury Note	4.750%	5/15/14	1,225	1,195
U.S. Treasury Note	4.250%	8/15/14	21,800	20,526

				8,357,818

Agency Bonds and Notes (10.8%)
Agency for International Development - Egypt
(U.S. Government Guaranteed)	4.450%	9/15/15	15,150	14,076
1Federal Farm Credit Bank	3.000%	12/17/07	11,275	10,895
1Federal Farm Credit Bank	3.375%	7/15/08	8,800	8,450
1Federal Farm Credit Bank	3.750%	1/15/09	9,775	9,390
1Federal Farm Credit Bank	4.125%	4/15/09	9,150	8,844
1Federal Farm Credit Bank	4.125%	7/17/09	3,000	2,892
1Federal Farm Credit Bank	5.375%	7/18/11	28,750	28,613
1Federal Farm Credit Bank	4.875%	12/16/15	1,575	1,501
1Federal Home Loan Bank	4.625%	7/18/07	263,900	261,749
1Federal Home Loan Bank	6.500%	8/15/07	48,460	49,007
1Federal Home Loan Bank	3.875%	9/14/07	855	840
1Federal Home Loan Bank	4.850%	2/6/08	73,600	72,912
1Federal Home Loan Bank	5.125%	6/18/08	47,075	46,814
1Federal Home Loan Bank	5.800%	9/2/08	44,000	44,299
1Federal Home Loan Bank	5.865%	9/2/08	42,820	43,167
1Federal Home Loan Bank	5.790%	4/27/09	900	907
1Federal Home Loan Bank	5.375%	7/17/09	13,875	13,868
1Federal Home Loan Bank	3.875%	1/15/10	16,400	15,628
1Federal Home Loan Bank	4.375%	3/17/10	20,000	19,310
1Federal Home Loan Bank	7.625%	5/14/10	71,925	77,164
1Federal Home Loan Bank	4.625%	2/18/11	36,550	35,368
1Federal Home Loan Bank	5.750%	5/15/12	115,000	116,742
1Federal Home Loan Bank	4.500%	11/15/12	32,050	30,390
1Federal Home Loan Bank	4.500%	9/16/13	60,800	57,243
1Federal Home Loan Bank	5.250%	6/18/14	24,375	24,019
1Federal Home Loan Bank	5.625%	6/13/16	2,950	2,938
1Federal Home Loan Bank	5.250%	12/11/20	9,225	8,786
1Federal Home Loan Mortgage Corp.	4.625%	2/21/08	90,000	88,824
1Federal Home Loan Mortgage Corp.	2.750%	3/15/08	25	24
1Federal Home Loan Mortgage Corp.	5.750%	4/15/08	250,680	251,968
1Federal Home Loan Mortgage Corp.	3.875%	6/15/08	105,400	102,388
1Federal Home Loan Mortgage Corp.	5.125%	10/15/08	15,000	14,896
1Federal Home Loan Mortgage Corp.	3.750%	5/12/09	3,130	2,989
1Federal Home Loan Mortgage Corp.	5.250%	5/21/09	73,400	73,022
1Federal Home Loan Mortgage Corp.	6.625%	9/15/09	36,065	37,265
1Federal Home Loan Mortgage Corp.	7.000%	3/15/10	71,925	75,525
1Federal Home Loan Mortgage Corp.	4.125%	7/12/10	127,947	121,744
1Federal Home Loan Mortgage Corp.	6.875%	9/15/10	38,683	40,659
1Federal Home Loan Mortgage Corp.	4.750%	1/18/11	5,800	5,631
1Federal Home Loan Mortgage Corp.	5.875%	3/21/11	14,157	14,290
1Federal Home Loan Mortgage Corp.	6.000%	6/15/11	8,800	8,991
1Federal Home Loan Mortgage Corp.	6.375%	8/1/11	3,130	3,131
1Federal Home Loan Mortgage Corp.	5.750%	1/15/12	85,000	85,986
1Federal Home Loan Mortgage Corp.	5.125%	7/15/12	40,145	39,414
1Federal Home Loan Mortgage Corp.	4.500%	1/15/13	26,900	25,435
1Federal Home Loan Mortgage Corp.	4.000%	6/12/13	21,300	19,472
1Federal Home Loan Mortgage Corp.	4.500%	7/15/13	13,700	12,915
1Federal Home Loan Mortgage Corp.	4.875%	11/15/13	75,325	72,485
1Federal Home Loan Mortgage Corp.	5.000%	7/15/14	96,650	93,675
1Federal Home Loan Mortgage Corp.	0.000%	11/24/14	9,500	6,056
1Federal Home Loan Mortgage Corp.	6.750%	9/15/29	14,000	16,081
1Federal Home Loan Mortgage Corp.	6.750%	3/15/31	49,750	57,299
1Federal National Mortgage Assn	4.750%	1/2/07	305	304
1Federal National Mortgage Assn	4.750%	8/3/07	50,725	50,360
1Federal National Mortgage Assn	3.250%	11/15/07	20	19
1Federal National Mortgage Assn	5.250%	12/3/07	75	75
1Federal National Mortgage Assn	6.000%	5/15/08	184,035	185,800
1Federal National Mortgage Assn	3.875%	7/15/08	108,200	105,004
1Federal National Mortgage Assn	3.250%	8/15/08	150	143
1Federal National Mortgage Assn	5.250%	1/15/09	86,100	85,749
1Federal National Mortgage Assn	3.250%	2/15/09	10	9
1Federal National Mortgage Assn	4.250%	5/15/09	28,300	27,413
1Federal National Mortgage Assn	6.375%	6/15/09	49,412	50,635
1Federal National Mortgage Assn	6.625%	9/15/09	124,315	128,451
1Federal National Mortgage Assn	7.250%	1/15/10	83,390	88,034
1Federal National Mortgage Assn	7.125%	6/15/10	25	26
1Federal National Mortgage Assn	6.250%	2/1/11	16,665	17,053
1Federal National Mortgage Assn	5.125%	4/15/11	24,000	23,621
1Federal National Mortgage Assn	6.000%	5/15/11	42,500	43,369
1Federal National Mortgage Assn	5.375%	11/15/11	83,450	83,029
1Federal National Mortgage Assn	6.125%	3/15/12	97,705	100,681
1Federal National Mortgage Assn	4.750%	2/21/13	5,000	4,782
1Federal National Mortgage Assn	4.375%	3/15/13	40,040	37,555
1Federal National Mortgage Assn	4.625%	5/1/13	15,850	14,885
1Federal National Mortgage Assn	4.625%	10/15/13	80,625	76,509
1Federal National Mortgage Assn	5.125%	1/2/14	3,925	3,775
1Federal National Mortgage Assn	8.200%	3/10/16	50	60
1Federal National Mortgage Assn	5.000%	3/15/16	23,150	22,205
1Federal National Mortgage Assn	6.250%	5/15/29	1,375	1,492
1Federal National Mortgage Assn	7.125%	1/15/30	805	968
1Federal National Mortgage Assn	7.250%	5/15/30	87,701	106,922
1Federal National Mortgage Assn	6.625%	11/15/30	7,460	8,462
Private Export Funding Corp.	7.200%	1/15/10	31,825	33,543
Resolution Funding Corp. (U.S. Government Guaranteed)	8.125%	10/15/19	550	679
Resolution Funding Corp. (U.S. Government Guaranteed)	8.875%	7/15/20	280	363
Resolution Funding Corp. (U.S. Government Guaranteed)	8.625%	1/15/30	110	153
Small Business Administration Variable Rate Interest
Only Custodial Receipts (U.S. Government Guaranteed)	2.719%	7/15/17	4,449	222
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	5,525	5,488
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	3,900	3,870
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	3,000	2,933
1Tennessee Valley Auth	5.375%	11/13/08	31,925	31,851
1Tennessee Valley Auth	7.125%	5/1/30	33,925	40,495
1Tennessee Valley Auth	4.650%	6/15/35	4,400	3,789
1Tennessee Valley Auth	5.375%	4/1/56	6,900	6,512

				3,673,265

Mortgage-Backed Securities (34.5%)
Conventional Mortgage-Backed Securities (34.5%)
1,2Federal Home Loan Mortgage Corp.	4.000%	3/1/08-10/1/20	186,220	173,468
1,2Federal Home Loan Mortgage Corp.	4.500%	1/1/08-9/1/35	633,712	594,520
1,2Federal Home Loan Mortgage Corp.	5.000%	6/1/07-1/1/36	1,538,353	1,451,189
1,2Federal Home Loan Mortgage Corp.	5.500%	1/1/07-3/1/36	1,404,048	1,354,553
1,2Federal Home Loan Mortgage Corp.	6.000%	7/1/06-3/1/36	566,361	559,924
1,2Federal Home Loan Mortgage Corp.	6.500%	4/1/07-3/1/36	227,022	229,124
1,2Federal Home Loan Mortgage Corp.	7.000%	12/1/06-10/1/35	58,708	60,249
1,2Federal Home Loan Mortgage Corp.	7.500%	1/1/07-2/1/32	17,873	18,491
1,2Federal Home Loan Mortgage Corp.	8.000%	7/1/06-1/1/32	12,815	13,487
1,2Federal Home Loan Mortgage Corp.	8.500%	7/1/06-7/1/31	2,089	2,220
1,2Federal Home Loan Mortgage Corp.	9.000%	8/1/06-3/1/31	1,575	1,696
1,2Federal Home Loan Mortgage Corp.	9.500%	4/1/16-6/1/25	376	405
1,2Federal Home Loan Mortgage Corp.	10.000%	7/1/09-4/1/25	102	111
1,2Federal Home Loan Mortgage Corp.	10.500%	12/1/15	1	1
1,2Federal National Mortgage Assn	4.000%	9/1/10-6/1/19	130,867	121,620
1,2Federal National Mortgage Assn	4.500%	2/1/10-11/1/35	701,876	658,650
1,2Federal National Mortgage Assn	5.000%	9/1/09-6/1/36	2,078,545	1,962,182
1,2Federal National Mortgage Assn	5.500%	11/1/08-5/1/36	2,110,955	2,035,709
1,2Federal National Mortgage Assn	6.000%	7/1/08-6/1/36	861,528	851,371
1,2Federal National Mortgage Assn	6.500%	3/1/08-2/1/36	301,845	304,403
1,2Federal National Mortgage Assn	7.000%	10/1/07-1/1/36	80,329	82,414
1,2Federal National Mortgage Assn	7.500%	9/1/07-12/1/32	24,024	24,856
1,2Federal National Mortgage Assn	8.000%	11/1/06-9/1/31	7,067	7,440
1,2Federal National Mortgage Assn	8.500%	12/1/06-5/1/32	2,610	2,773
1,2Federal National Mortgage Assn	9.000%	5/1/08-8/1/30	663	707
1,2Federal National Mortgage Assn	9.500%	7/1/10-11/1/25	772	837
1,2Federal National Mortgage Assn	10.000%	10/1/06-11/1/19	188	201
1,2Federal National Mortgage Assn	10.500%	5/1/10-8/1/20	24	25
1,2Federal National Mortgage Assn	11.000%	9/1/19	14	15
2Government National Mortgage Assn	4.000%	8/15/18-9/15/18	2,549	2,369
2Government National Mortgage Assn	4.500%	6/15/18-3/15/36	46,461	43,285
2Government National Mortgage Assn	5.000%	11/15/17-6/1/36	304,823	289,520
2Government National Mortgage Assn	5.500%	3/15/15-6/1/36	474,814	460,410
2Government National Mortgage Assn	6.000%	3/15/09-6//36	252,010	250,260
2Government National Mortgage Assn	6.500%	10/15/07-2/15/36	116,268	118,042
2Government National Mortgage Assn	7.000%	11/15/07-10/15/32	37,275	38,510
2Government National Mortgage Assn	7.250%	9/15/25	56	58
2Government National Mortgage Assn	7.500%	2/15/07-6/15/32	15,693	16,328
2Government National Mortgage Assn	7.750%	2/15/30	13	13
2Government National Mortgage Assn	8.000%	2/15/07-12/15/30	10,980	11,607
2Government National Mortgage Assn	8.500%	5/15/10-3/15/31	2,293	2,439
2Government National Mortgage Assn	9.000%	10/15/08-3/15/31	5,109	5,480
2Government National Mortgage Assn	9.500%	5/15/16-9/15/30	1,118	1,207
2Government National Mortgage Assn	10.000%	2/15/18-2/15/25	424	463
2Government National Mortgage Assn	10.500%	7/15/15-4/15/25	309	333
2Government National Mortgage Assn	11.000%	1/15/10-6/15/19	78	85
2Government National Mortgage Assn	11.500%	3/15/10-4/15/16	53	57
Non-Conventional Mortgage-Backed Securities (0.0%)
2Government National Mortgage Assn	7.900%	2/15/21	9	9
2Government National Mortgage Assn	4.375%	6/20/29	1,235	1,239

				11,754,355

Total U.S. Government and Agency Obligations
(Cost $24,417,395)				23,785,438

Corporate Bonds (26.3%)

Asset-Backed/Commercial Mortgage-Backed Securities (7.0%)
2,3American Express Credit Account Master Trust	5.309%	7/17/06	66,200	66,370
2,3American Express Credit Account Master Trust	5.339%	7/17/06	6,000	6,012
2 Banc of America Commercial Mortgage, Inc.	5.787%	5/11/35	19,750	19,625
2 Banc of America Commercial Mortgage, Inc.	6.503%	4/15/36	8,708	8,855
2 Banc of America Commercial Mortgage, Inc.	5.118%	7/11/43	2,690	2,602
2,3Bank One Issuance Trust	5.309%	7/17/06	14,175	14,214
2,3Bank One Issuance Trust	5.309%	7/17/06	10,000	10,012
2Bank One Issuance Trust	3.590%	9/17/07	2,150	2,101
2Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	9,900	9,782
2Bear Stearns Commercial Mortgage Securities, Inc.	5.633%	4/12/38	20,000	19,541
2Bear Stearns Commercial Mortgage Securities, Inc.	4.830%	8/15/38	20,000	18,884
2Bear Stearns Commercial Mortgage Securities, Inc.	5.625%	3/11/39	42,000	40,743
2Bear Stearns Commercial Mortgage Securities, Inc.	4.680%	8/13/39	10,000	9,302
2Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/40	9,000	8,406
2CIT Group Home Equity Loan Trust	6.200%	2/25/30	1,715	1,691
2COMED Transitional Funding Trust	5.630%	6/25/09	228	228
2California Infrastructure&Economic Development Bank
Special Purpose Trust PG&E-1	6.420%	9/25/08	2,128	2,133
2 California Infrastructure&Economic Development Bank
Special Purpose Trust SDG&E-1	6.310%	9/25/08	626	627
2,3Capital One Master Trust	5.389%	7/17/06	10,000	10,025
2Capital One Master Trust	5.300%	6/15/09	6,813	6,814
2Capital One Master Trust	4.600%	8/17/09	1,235	1,232
2Chase Commercial Mortgage Securities Corp.	6.390%	11/18/30	18,226	18,370
2,3Chase Credit Card Master Trust	5.239%	7/17/06	39,400	39,422
2,3Chase Credit Card Master Trust	5.299%	7/17/06	8,000	8,008
2,3Chase Credit Card Master Trust	5.299%	7/17/06	14,200	14,218
2,3Chase Credit Card Master Trust	5.319%	7/17/06	29,885	29,947
2,3Chase Credit Card Master Trust	5.329%	7/17/06	6,000	6,004
2,3Chase Issuance Trust	5.209%	7/17/06	195,638	195,843
2Chase Issuance Trust	4.650%	12/17/12	39,225	37,915
2Chase Manhattan Auto Owner Trust	2.570%	2/16/10	8,562	8,377
2Citibank Credit Card Issuance Trust	4.950%	2/9/09	43,650	43,493
2Citibank Credit Card Issuance Trust	6.875%	11/16/09	750	762
2Citibank Credit Card Master Trust	5.875%	3/10/11	1,250	1,260
2,4Citicorp Lease Pass-Through Trust	8.040%	12/15/19	18,025	20,351
2,4Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/31	13,930	14,176
2Countrywide Home Loans	4.053%	5/25/33	14,089	13,818
2Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	36,000	33,923
2Credit Suisse First Boston Mortgage Securities Corp.	7.290%	9/15/41	19,765	20,407
2Credit Suisse Mortgage Capital Cerificate	5.609%	2/15/39	35,100	34,098
2DLJ Commercial Mortgage Corp.	6.410%	2/18/31	15,487	15,548
2DaimlerChrysler Auto Trust	5.330%	8/8/10	32,400	32,263
2,3DaimlerChrysler Master Owner Trust	5.224%	7/17/06	19,000	19,006
2Detroit Edison Securitization Funding LLC	5.875%	3/1/10	619	619
2,3Discover Card Master Trust I	5.219%	7/17/06	146,000	146,139
2,3Discover Card Master Trust I	5.229%	7/17/06	29,450	29,478
2,3Discover Card Master Trust I	5.309%	7/17/06	14,300	14,316
2,3Discover Card Master Trust I	5.329%	7/17/06	50,000	50,186
2,3Discover Card Master Trust I	5.409%	7/17/06	40,000	40,080
2Federal Housing Administration	7.430%	10/1/20	14	15
2First Union National Bank Commercial Mortgage Trust	6.223%	12/12/33	12,550	12,769
2Ford Credit Auto Owner Trust	4.300%	8/15/09	14,600	14,394
2,3Ford Credit Floor Plan Master Owner Trust	5.339%	7/17/06	74,455	74,454
2GE Capital Commercial Mortgage Corp.	6.531%	5/15/33	17,000	17,473
2GE Capital Commercial Mortgage Corp.	6.290%	8/11/33	3,000	3,044
2GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	3,250	3,255
2GE Capital Commercial Mortgage Corp.	6.269%	12/10/35	12,200	12,388
2GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	1,340	1,294
2GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	20,000	19,231
2,3GE Capital Credit Card Master Note Trust	5.239%	7/17/06	22,000	22,023
2GMAC Commercial Mortgage Securities, Inc.	6.175%	5/15/33	19,447	19,526
2GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/33	11,488	12,036
2GMAC Commercial Mortgage Securities, Inc.	6.465%	4/15/34	14,085	14,428
2GMAC Commercial Mortgage Securities, Inc.	6.700%	4/15/34	16,500	17,068
2GMAC Commercial Mortgage Securities, Inc.	6.420%	5/15/35	9,535	9,616
2GS Mortgage Securities Corp. II	4.608%	1/10/40	20,000	18,774
2,3Gracechurch Card Funding PLC	5.209%	7/17/06	79,700	79,793
2,3Gracechurch Card Funding PLC	5.219%	7/17/06	100,000	100,095
2,3Gracechurch Card Funding PLC	5.229%	7/17/06	9,000	9,005
2,3Gracechurch Card Funding PLC	5.249%	7/17/06	48,500	48,500
2,3Gracechurch Card Funding PLC	5.319%	7/17/06	46,000	46,095
2Harley-Davidson Motorcycle Trust	4.500%	1/15/10	4,170	4,167
2Honda Auto Receivables Owner Trust	2.910%	10/20/08	15,436	15,198
2Honda Auto Receivables Owner Trust	2.770%	11/21/08	1,387	1,365
2Honda Auto Receivables Owner Trust	4.610%	8/17/09	42,500	41,943
2JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/33	20,000	20,291
2JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/34	11,000	10,560
2JPMorgan Chase Commercial Mortgage Securities	4.985%	1/12/37	15,000	14,241
2JPMorgan Chase Commercial Mortgage Securities	5.255%	7/12/37	1,790	1,727
2JPMorgan Chase Commercial Mortgage Securities	5.376%	7/12/37	12,180	11,829
2LB Commerical Conduit Mortgage Trust	6.780%	6/15/31	26,237	26,748
2LB-UBS Commercial Mortgage Trust	7.370%	8/15/26	20,000	20,975
2LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	20,925	19,902
2LB-UBS Commercial Mortgage Trust	6.133%	12/15/30	8,190	8,323
2M&I Auto Loan Trust	3.040%	10/20/08	2,290	2,282
2,3MBNA Credit Card Master Note Trust	5.309%	7/17/06	27,140	27,163
2,3MBNA Credit Card Master Note Trust	5.339%	7/17/06	50,000	50,111
2MBNA Credit Card Master Note Trust	4.950%	6/15/09	45,800	45,672
2MBNA Credit Card Master Note Trust	4.300%	2/15/11	21,775	21,248
2,3MBNA Master Credit Card Trust	5.379%	7/17/06	25,000	25,000
2MBNA Master Credit Card Trust	7.000%	2/15/12	17,459	18,233
2Morgan Stanley Capital I	6.520%	3/15/30	1,880	1,888
2Morgan Stanley Capital I	6.480%	11/15/30	2,546	2,557
2Morgan Stanley Capital I	5.230%	9/15/42	21,650	20,584
2Morgan Stanley Dean Witter Capital I	6.660%	2/15/33	5,000	5,129
2Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	5,000	5,104
2Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	20,000	18,978
2Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	5,000	5,102
2Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	1,340	1,260
2Nissan Auto Lease Trust	2.900%	8/15/07	8,387	8,353
2Nissan Auto Receivables Owner Trust	4.190%	7/15/09	19,900	19,562
2Oncor Electric Delivery Transition Bond Co.	4.030%	2/15/12	3,000	2,959
2PECO Energy Transition Trust	6.130%	3/1/09	450	453
2PG&E Energy Recovery Funding LLC	4.140%	9/25/12	8,625	8,228
2PG&E Energy Recovery Funding LLC	5.030%	3/25/14	13,650	13,370
2PP&L Transition Bond Co. LLC	7.150%	6/25/09	850	873
2PSE&G Transition Funding LLC	6.890%	12/15/17	19,800	21,378
2Prudential Securities Secured Financing	7.193%	6/16/31	4,814	4,942
2Public Service New Hampshire Funding LLC	5.730%	11/1/10	498	499
2Residential Asset Securities Corp.	6.489%	10/25/30	631	630
2Salomon Brothers Mortgage Securities VII	4.124%	9/25/33	34,194	33,352
2USAA Auto Owner Trust	4.550%	2/16/10	33,200	32,752
2Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/09	37,200	36,857
2Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	3,000	2,867
2Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	900	854
2Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	900	846
2World Omni Auto Receivables Trust	3.540%	6/12/09	32,900	32,466

				2,371,323

Finance (8.4%)
Banking (3.7%)
Abbey National PLC	7.950%	10/26/29	11,965	14,310
AmSouth Bank NA	5.200%	4/1/15	6,475	6,110
Associates Corp. of North America	6.950%	11/1/18	350	376
BAC Capital Trust XI	6.625%	5/23/36	3,700	3,664
BB&T Corp.	6.500%	8/1/11	2,990	3,088
BB&T Corp.	4.750%	10/1/12	3,900	3,697
BB&T Corp.	5.200%	12/23/15	5,275	4,978
BB&T Corp.	4.900%	6/30/17	625	562
BB&T Corp.	5.250%	11/1/19	5,650	5,231
BB&T Corp.	6.750%	6/7/36	8,775	8,764
Banc One Corp.	7.625%	10/15/26	1,475	1,669
Bank One Corp.	6.000%	8/1/08	900	906
Bank One Corp.	6.000%	2/17/09	110	111
Bank One Corp.	7.875%	8/1/10	21,180	22,765
Bank One Corp.	5.900%	11/15/11	3,225	3,239
Bank One Texas	6.250%	2/15/08	2,100	2,120
Bank of America Corp.	3.250%	8/15/08	14,600	13,916
Bank of America Corp.	3.375%	2/17/09	2,800	2,647
Bank of America Corp.	7.800%	2/15/10	3,900	4,163
Bank of America Corp.	4.250%	10/1/10	7,400	7,004
Bank of America Corp.	4.375%	12/1/10	3,500	3,325
Bank of America Corp.	7.400%	1/15/11	19,110	20,402
Bank of America Corp.	6.250%	4/15/12	600	614
Bank of America Corp.	4.875%	1/15/13	1,340	1,279
Bank of America Corp.	4.750%	8/15/13	810	758
Bank of America Corp.	5.375%	6/15/14	10,150	9,823
Bank of America Corp.	5.125%	11/15/14	14,250	13,557
Bank of America Corp.	4.750%	8/1/15	4,275	3,928
Bank of America Corp.	5.250%	12/1/15	14,425	13,687
Bank of America Corp.	5.625%	3/8/35	6,375	5,507
Bank of New York Co., Inc.	3.750%	2/15/08	9,970	9,681
Bank of New York Co., Inc.	4.950%	1/14/11	3,275	3,189
Bank of New York Co., Inc.	4.950%	3/15/15	7,225	6,754
Bank of Tokyo-Mitsubishi	8.400%	4/15/10	8,525	9,273
BankAmerica Capital II	8.000%	12/15/26	100	105
BankAmerica Corp.	6.625%	10/15/07	4,400	4,454
BankAmerica Corp.	5.875%	2/15/09	3,025	3,045
BankBoston NA	6.375%	4/15/08	9,200	9,298
Barclays Bank PLC	6.278%	12/29/49	3,295	2,845
Charter One Bank N.A	5.500%	4/26/11	13,150	13,032
Citicorp	6.375%	11/15/08	100	102
Citicorp Capital II	8.015%	2/15/27	1,225	1,284
Citigroup Capital II	7.750%	12/1/36	5,000	5,188
Citigroup, Inc.	3.500%	2/1/08	150	145
Citigroup, Inc.	6.500%	2/15/08	7,000	7,093
Citigroup, Inc.	3.625%	2/9/09	2,375	2,265
Citigroup, Inc.	6.200%	3/15/09	140	142
Citigroup, Inc.	4.250%	7/29/09	11,105	10,684
Citigroup, Inc.	4.625%	8/3/10	15,450	14,899
Citigroup, Inc.	6.500%	1/18/11	10,795	11,147
Citigroup, Inc.	5.125%	2/14/11	29,645	28,981
Citigroup, Inc.	6.000%	2/21/12	7,450	7,522
Citigroup, Inc.	5.625%	8/27/12	7,465	7,388
Citigroup, Inc.	5.125%	5/5/14	3,750	3,581
Citigroup, Inc.	5.000%	9/15/14	13,308	12,432
Citigroup, Inc.	4.700%	5/29/15	4,075	3,735
Citigroup, Inc.	5.300%	1/7/16	18,900	18,007
Citigroup, Inc.	6.625%	6/15/32	1,250	1,284
Citigroup, Inc.	5.875%	2/22/33	3,550	3,317
Citigroup, Inc.	6.000%	10/31/33	3,650	3,472
Citigroup, Inc.	5.850%	12/11/34	2,000	1,884
Colonial Bank NA	6.375%	12/1/15	1,425	1,404
Comerica Bank	5.200%	8/22/17	450	418
Compass Bank	5.900%	4/1/26	2,400	2,266
Credit Suisse First Boston USA, Inc.	4.625%	1/15/08	1,910	1,883
Credit Suisse First Boston USA, Inc.	3.875%	1/15/09	7,750	7,428
Credit Suisse First Boston USA, Inc.	4.700%	6/1/09	1,600	1,557
Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	24,600	23,825
Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	9,175	8,958
Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	7,400	7,521
Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	2,950	3,039
Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	5,350	5,209
Credit Suisse First Boston USA, Inc.	5.125%	1/15/14	1,935	1,829
Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	6,150	5,671
Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	3,190	2,977
Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	4,025	4,398
Deutsche Bank Financial LLC	5.375%	3/2/15	5,675	5,427
Fifth Third Bank	4.200%	2/23/10	4,300	4,089
Fifth Third Bank	4.750%	2/1/15	11,625	10,707
Fifth Third Bank	4.500%	6/1/18	2,250	1,973
First Tennessee Bank	5.050%	1/15/15	1,825	1,715
First Union Institutional Capital I	8.040%	12/1/26	1,825	1,906
FirstStar Bank	7.125%	12/1/09	2,685	2,799
Fleet Boston Financial Corp.	3.850%	2/15/08	3,550	3,456
Fleet Capital Trust II	7.920%	12/11/26	2,315	2,417
Golden West Financial Corp.	4.125%	8/15/07	10,150	9,987
Golden West Financial Corp.	4.750%	10/1/12	340	321
GreenPoint Financial Corp.	3.200%	6/6/08	340	324
HSBC Bank PLC	6.950%	3/15/11	11,350	11,796
HSBC Bank USA	4.625%	4/1/14	425	388
HSBC Bank USA	5.875%	11/1/34	3,025	2,742
HSBC Bank USA	5.625%	8/15/35	4,625	4,077
HSBC Holdings PLC	7.500%	7/15/09	2,040	2,143
HSBC Holdings PLC	5.250%	12/12/12	3,590	3,472
HSBC Holdings PLC	7.625%	5/17/32	1,250	1,425
HSBC Holdings PLC	7.350%	11/27/32	2,515	2,818
HSBC Holdings PLC	6.500%	5/2/36	8,350	8,188
J.P. Morgan, Inc.	6.700%	11/1/07	275	279
J.P. Morgan, Inc.	6.000%	1/15/09	7,475	7,543
JPM Capital Trust II	7.950%	2/1/27	975	1,019
JPMorgan Capital Trust	5.875%	3/15/35	3,975	3,514
JPMorgan Chase&Co.	3.700%	1/15/08	11,890	11,563
JPMorgan Chase&Co.	4.000%	2/1/08	5,875	5,733
JPMorgan Chase&Co.	3.625%	5/1/08	5,925	5,720
JPMorgan Chase&Co.	3.500%	3/15/09	8,475	8,010
JPMorgan Chase&Co.	6.750%	2/1/11	9,362	9,724
JPMorgan Chase&Co.	5.600%	6/1/11	17,925	17,837
JPMorgan Chase&Co.	4.500%	1/15/12	12,350	11,580
JPMorgan Chase&Co.	6.625%	3/15/12	3,225	3,341
JPMorgan Chase&Co.	5.750%	1/2/13	3,600	3,570
JPMorgan Chase&Co.	4.875%	3/15/14	9,540	8,864
JPMorgan Chase&Co.	5.125%	9/15/14	12,650	11,911
JPMorgan Chase&Co.	4.750%	3/1/15	4,700	4,293
JPMorgan Chase&Co.	5.150%	10/1/15	7,800	7,288
JPMorgan Chase&Co.	5.850%	8/1/35	1,375	1,214
Key Bank NA	5.000%	7/17/07	3,831	3,807
Key Bank NA	4.412%	3/18/08	4,725	4,629
Key Bank NA	7.000%	2/1/11	725	762
Key Bank NA	5.800%	7/1/14	1,175	1,157
Key Bank NA	4.950%	9/15/15	7,175	6,611
MBNA America Bank NA	5.375%	1/15/08	5,040	5,026
MBNA America Bank NA	4.625%	8/3/09	3,450	3,360
MBNA America Bank NA	6.625%	6/15/12	765	794
MBNA Corp.	7.500%	3/15/12	3,970	4,290
MBNA Corp.	6.125%	3/1/13	2,200	2,227
MBNA Corp.	5.000%	6/15/15	950	889
Marshall&Ilsley Bank	4.125%	9/4/07	10,820	10,640
Marshall&Ilsley Bank	4.500%	8/25/08	1,300	1,269
Marshall&Ilsley Bank	4.850%	6/16/15	700	647
Marshall&Ilsley Corp.	4.375%	8/1/09	2,675	2,580
Mellon Bank NA	4.750%	12/15/14	3,650	3,381
Mellon Capital II	7.995%	1/15/27	5,525	5,789
Mellon Funding Corp.	3.250%	4/1/09	2,775	2,614
Mellon Funding Corp.	6.400%	5/14/11	450	462
Mellon Funding Corp.	5.000%	12/1/14	1,100	1,039
NB Capital Trust II	7.830%	12/15/26	5,000	5,219
NB Capital Trust IV	8.250%	4/15/27	3,400	3,570
National City Bank	4.150%	8/1/09	6,675	6,390
National City Bank	4.500%	3/15/10	7,525	7,217
National City Bank	6.250%	3/15/11	1,500	1,529
National City Bank	4.625%	5/1/13	1,000	928
National City Bank of Indiana	4.875%	7/20/07	200	198
National City Corp.	3.200%	4/1/08	3,775	3,623
National City Corp.	6.875%	5/15/19	850	901
National Westminster Bank PLC	7.375%	10/1/09	450	472
NationsBank Corp.	6.375%	2/15/08	840	849
NationsBank Corp.	6.800%	3/15/28	725	761
North Fork Bancorp., Inc.	5.875%	8/15/12	250	249
PNC Bank NA	4.875%	9/21/17	11,500	10,421
PNC Funding Corp.	5.250%	11/15/15	5,950	5,618
Popular North America, Inc.	4.250%	4/1/08	1,000	973
Regions Financial Corp.	4.500%	8/8/08	1,100	1,075
Regions Financial Corp.	4.375%	12/1/10	1,000	949
Regions Financial Corp.	7.000%	3/1/11	5,250	5,509
Regions Financial Corp.	7.750%	3/1/11	7,525	8,130
Regions Financial Corp.	6.375%	5/15/12	9,975	10,239
Republic New York Corp.	7.750%	5/15/09	4,300	4,524
Royal Bank of Canada	4.125%	1/26/10	10,300	9,809
Royal Bank of Scotland Group PLC	7.648%	9/30/06	15,945	17,079
Royal Bank of Scotland Group PLC	6.375%	2/1/11	1,675	1,719
Royal Bank of Scotland Group PLC	5.000%	11/12/13	12,150	11,499
Royal Bank of Scotland Group PLC	5.050%	1/8/15	6,675	6,288
Santander Central Hispano Issuances	7.625%	9/14/10	13,675	14,635
Santander Finance Issuances	6.375%	2/15/11	1,400	1,434
Sanwa Bank Ltd.	8.350%	7/15/09	5,600	5,989
Sanwa Bank Ltd.	7.400%	6/15/11	7,375	7,818
Southtrust Corp.	5.800%	6/15/14	3,075	3,033
4Sovereign Bancorp, Inc.	4.800%	9/1/10	8,500	8,101
Sovereign Bank	5.125%	3/15/13	900	855
State Street Capital Trust	5.300%	1/15/16	3,425	3,282
Sumitomo Bank International Finance NV	8.500%	6/15/09	6,475	6,955
Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	8,515	9,387
SunTrust Banks, Inc.	5.050%	7/1/07	60	60
SunTrust Banks, Inc.	6.375%	4/1/11	8,455	8,690
SunTrust Banks, Inc.	5.000%	9/1/15	350	326
SunTrust Banks, Inc.	6.000%	2/15/26	3,925	3,793
SunTrust Capital II	7.900%	6/15/27	2,085	2,187
Swiss Bank Corp.	7.000%	10/15/15	3,050	3,274
Swiss Bank Corp.	7.375%	6/15/17	4,175	4,617
Synovus Financial Corp.	5.125%	6/15/17	5,175	4,773
The Chase Manhattan Corp.	6.375%	4/1/08	75	76
The Chase Manhattan Corp.	7.875%	6/15/10	450	483
UFJ Finance Aruba AEC	6.750%	7/15/13	5,950	6,234
US Bancorp	5.100%	7/15/07	295	294
US Bancorp	3.125%	3/15/08	3,275	3,147
US Bank NA	3.700%	8/1/07	4,175	4,093
US Bank NA	6.500%	2/1/08	3,500	3,546
US Bank NA	4.125%	3/17/08	7,375	7,198
US Bank NA	4.400%	8/15/08	4,200	4,099
US Bank NA	6.375%	8/1/11	6,650	6,838
US Bank NA	6.300%	2/4/14	9,150	9,439
US Bank NA	4.950%	10/30/14	6,575	6,169
Union Bank of California NA	5.950%	5/11/16	4,700	4,652
UnionBanCal Corp.	5.250%	12/16/13	1,475	1,398
Wachovia Bank NA	4.850%	7/30/07	450	447
Wachovia Bank NA	4.375%	8/15/08	1,625	1,585
Wachovia Bank NA	4.800%	11/1/14	4,250	3,902
Wachovia Bank NA	4.875%	2/1/15	17,400	16,115
Wachovia Bank NA	5.000%	8/15/15	1,110	1,038
Wachovia Corp.	6.250%	8/4/08	850	859
Wachovia Corp.	3.625%	2/17/09	750	715
Wachovia Corp.	7.875%	2/15/10	5,550	5,941
Wachovia Corp.	4.375%	6/1/10	9,300	8,878
Wachovia Corp.	7.800%	8/18/10	13,130	14,085
Wachovia Corp.	5.350%	3/15/11	8,200	8,115
Wachovia Corp.	4.875%	2/15/14	2,575	2,400
Wachovia Corp.	5.250%	8/1/14	3,575	3,401
Wachovia Corp.	6.605%	10/1/25	275	279
4Wachovia Corp.	8.000%	12/15/26	5,125	5,349
Wachovia Corp.	7.500%	4/15/35	1,100	1,245
Wachovia Corp.	5.500%	8/1/35	550	482
Wachovia Corp.	6.550%	10/15/35	775	789
Washington Mutual Bank	6.875%	6/15/11	13,670	14,315
Washington Mutual Bank	5.500%	1/15/13	5,075	4,911
Washington Mutual Bank	5.650%	8/15/14	6,800	6,539
Washington Mutual Bank	5.125%	1/15/15	5,925	5,501
Washington Mutual Capital I	8.375%	6/1/27	1,750	1,844
Washington Mutual, Inc.	4.375%	1/15/08	750	736
Washington Mutual, Inc.	4.000%	1/15/09	2,500	2,402
Washington Mutual, Inc.	4.200%	1/15/10	1,900	1,806
Washington Mutual, Inc.	5.000%	3/22/12	4,875	4,629
Washington Mutual, Inc.	5.250%	9/15/17	3,625	3,304
Wells Fargo&Co.	4.125%	3/10/08	20,095	19,614
Wells Fargo&Co.	3.125%	4/1/09	5,025	4,718
Wells Fargo&Co.	4.200%	1/15/10	15,750	15,037
Wells Fargo&Co.	4.625%	8/9/10	7,400	7,124
Wells Fargo&Co.	4.875%	1/12/11	7,675	7,440
Wells Fargo&Co.	6.375%	8/1/11	1,000	1,029
Wells Fargo&Co.	5.125%	9/1/12	4,000	3,853
Wells Fargo&Co.	4.950%	10/16/13	14,800	14,003
Wells Fargo&Co.	4.625%	4/15/14	275	253
Wells Fargo&Co.	5.000%	11/15/14	675	635
Wells Fargo&Co.	4.750%	2/9/15	3,900	3,606
Wells Fargo&Co.	5.750%	5/16/16	4,700	4,638
Wells Fargo&Co.	5.125%	9/15/16	150	140
Wells Fargo&Co.	5.375%	2/7/35	3,925	3,513
Wells Fargo Bank NA	6.450%	2/1/11	8,975	9,241
World Savings Bank, FSB	4.125%	3/10/08	6,625	6,462
World Savings Bank, FSB	4.125%	12/15/09	6,000	5,715
Zions Bancorp	5.500%	11/16/15	7,250	6,909
Brokerage (1.5%)
Ameriprise Financial Inc.	5.350%	11/15/10	6,650	6,527
Ameriprise Financial Inc.	5.650%	11/15/15	4,925	4,752
Bear Stearns Co., Inc.	7.800%	8/15/07	4,350	4,450
Bear Stearns Co., Inc.	4.000%	1/31/08	18,600	18,157
Bear Stearns Co., Inc.	2.875%	7/2/08	1,900	1,803
Bear Stearns Co., Inc.	3.250%	3/25/09	600	564
Bear Stearns Co., Inc.	4.550%	6/23/10	750	720
Bear Stearns Co., Inc.	5.700%	11/15/14	18,240	17,815
Bear Stearns Co., Inc.	5.300%	10/30/15	1,050	997
Bear Stearns Co., Inc.	4.650%	7/2/18	1,425	1,249
Dean Witter, Discover&Co.	6.750%	10/15/13	800	835
4Fidelity Investments	7.490%	6/15/19	1,000	1,111
Goldman Sachs Group, Inc.	4.125%	1/15/08	5,090	4,982
Goldman Sachs Group, Inc.	3.875%	1/15/09	22,520	21,558
Goldman Sachs Group, Inc.	6.650%	5/15/09	18,290	18,748
Goldman Sachs Group, Inc.	4.500%	6/15/10	17,600	16,861
Goldman Sachs Group, Inc.	5.000%	1/15/11	200	193
Goldman Sachs Group, Inc.	6.600%	1/15/12	3,075	3,167
Goldman Sachs Group, Inc.	5.700%	9/1/12	4,000	3,947
Goldman Sachs Group, Inc.	5.250%	4/1/13	10,490	10,054
Goldman Sachs Group, Inc.	4.750%	7/15/13	2,225	2,069
Goldman Sachs Group, Inc.	5.150%	1/15/14	3,015	2,853
Goldman Sachs Group, Inc.	5.000%	10/1/14	14,625	13,622
Goldman Sachs Group, Inc.	5.500%	11/15/14	7,650	7,343
Goldman Sachs Group, Inc.	5.125%	1/15/15	2,060	1,926
Goldman Sachs Group, Inc.	5.350%	1/15/16	10,850	10,262
Goldman Sachs Group, Inc.	6.125%	2/15/33	11,825	11,055
Goldman Sachs Group, Inc.	6.345%	2/15/34	13,975	13,072
Goldman Sachs Group, Inc.	6.450%	5/1/36	12,200	11,732
Jefferies Group Inc.	6.250%	1/15/36	7,975	7,224
Lehman Brothers Holdings, Inc.	4.000%	1/22/08	6,900	6,740
Lehman Brothers Holdings, Inc.	7.000%	2/1/08	4,925	5,021
Lehman Brothers Holdings, Inc.	3.500%	8/7/08	2,990	2,864
Lehman Brothers Holdings, Inc.	3.950%	11/10/09	6,925	6,568
Lehman Brothers Holdings, Inc.	4.250%	1/27/10	1,475	1,410
Lehman Brothers Holdings, Inc.	4.500%	7/26/10	8,150	7,808
Lehman Brothers Holdings, Inc.	7.875%	8/15/10	7,000	7,527
Lehman Brothers Holdings, Inc.	4.375%	11/30/10	4,400	4,178
Lehman Brothers Holdings, Inc.	5.000%	1/14/11	8,400	8,137
Lehman Brothers Holdings, Inc.	6.625%	1/18/12	3,975	4,104
Lehman Brothers Holdings, Inc.	5.750%	5/17/13	14,525	14,335
Lehman Brothers Holdings, Inc.	5.500%	4/4/16	13,850	13,276
Lehman Brothers Holdings, Inc.	5.875%	11/15/17	250	247
Merrill Lynch&Co., Inc.	3.375%	9/14/07	7,275	7,092
Merrill Lynch&Co., Inc.	4.000%	11/15/07	8,390	8,211
Merrill Lynch&Co., Inc.	3.700%	4/21/08	4,750	4,595
Merrill Lynch&Co., Inc.	3.125%	7/15/08	4,750	4,522
Merrill Lynch&Co., Inc.	6.375%	10/15/08	2,000	2,028
Merrill Lynch&Co., Inc.	4.125%	1/15/09	11,425	11,011
Merrill Lynch&Co., Inc.	6.000%	2/17/09	6,686	6,746
Merrill Lynch&Co., Inc.	4.125%	9/10/09	4,250	4,059
Merrill Lynch&Co., Inc.	4.250%	2/8/10	6,425	6,146
Merrill Lynch&Co., Inc.	4.790%	8/4/10	2,575	2,493
Merrill Lynch&Co., Inc.	5.000%	2/3/14	6,675	6,289
Merrill Lynch&Co., Inc.	5.450%	7/15/14	600	581
Merrill Lynch&Co., Inc.	5.000%	1/15/15	12,825	11,915
Merrill Lynch&Co., Inc.	6.050%	5/16/16	7,675	7,653
Merrill Lynch&Co., Inc.	6.500%	7/15/18	425	437
Merrill Lynch&Co., Inc.	6.875%	11/15/18	4,175	4,442
Morgan Stanley Dean Witter	3.625%	4/1/08	1,570	1,519
Morgan Stanley Dean Witter	3.875%	1/15/09	14,400	13,808
Morgan Stanley Dean Witter	4.000%	1/15/10	22,700	21,515
Morgan Stanley Dean Witter	4.250%	5/15/10	22,105	20,981
Morgan Stanley Dean Witter	5.050%	1/21/11	1,725	1,674
Morgan Stanley Dean Witter	6.750%	4/15/11	10,035	10,434
Morgan Stanley Dean Witter	6.600%	4/1/12	7,420	7,641
Morgan Stanley Dean Witter	5.300%	3/1/13	400	384
Morgan Stanley Dean Witter	4.750%	4/1/14	16,225	14,909
Morgan Stanley Dean Witter	7.250%	4/1/32	9,415	10,342
Finance Companies (1.8%)
American Express Centurion Bank	4.375%	7/30/09	2,300	2,223
American Express Co.	3.750%	11/20/07	8,050	7,854
American Express Co.	4.750%	6/17/09	3,100	3,031
American Express Co.	4.875%	7/15/13	1,500	1,421
American Express Credit Corp.	3.000%	5/16/08	3,400	3,241
American Express Credit Corp.	5.000%	12/2/10	4,725	4,606
American General Finance Corp.	3.875%	10/1/09	4,000	3,778
American General Finance Corp.	4.875%	5/15/10	5,100	4,933
American General Finance Corp.	4.875%	7/15/12	725	685
American General Finance Corp.	5.850%	6/1/13	13,570	13,420
American General Finance Corp.	5.400%	12/1/15	2,175	2,063
CIT Group Co. of Canada	4.650%	10/15/06	3,950	3,785
CIT Group Co. of Canada	5.200%	10/15/06	8,575	8,029
CIT Group, Inc.	5.750%	9/25/07	2,050	2,055
CIT Group, Inc.	3.650%	11/23/07	1,750	1,703
CIT Group, Inc.	5.500%	11/30/07	450	449
CIT Group, Inc.	5.000%	11/24/08	7,725	7,618
CIT Group, Inc.	4.250%	2/1/10	3,475	3,308
CIT Group, Inc.	5.200%	11/3/10	4,800	4,685
CIT Group, Inc.	4.750%	12/15/10	2,250	2,157
CIT Group, Inc.	5.600%	4/27/11	5,050	4,990
CIT Group, Inc.	7.750%	4/2/12	6,400	6,948
CIT Group, Inc.	5.400%	3/7/13	2,550	2,478
CIT Group, Inc.	5.000%	2/13/14	125	117
CIT Group, Inc.	5.125%	9/30/14	6,875	6,425
CIT Group, Inc.	5.000%	2/1/15	4,175	3,870
CIT Group, Inc.	5.400%	1/30/16	2,600	2,459
CIT Group, Inc.	6.000%	4/1/36	2,150	1,978
Capital One Bank	4.875%	5/15/08	3,600	3,546
Capital One Bank	4.250%	12/1/08	1,850	1,785
Capital One Bank	5.000%	6/15/09	4,075	3,993
Capital One Bank	5.750%	9/15/10	1,975	1,968
Capital One Bank	6.500%	6/13/13	1,725	1,769
Capital One Bank	5.125%	2/15/14	1,750	1,654
Capital One Financial	4.800%	2/21/12	2,125	2,007
Capital One Financial	5.500%	6/1/15	6,400	6,076
Capital One Financial	5.250%	2/21/17	1,775	1,636
Countrywide Financial Corp.	6.250%	5/15/16	3,500	3,435
Countrywide Home Loan	4.250%	12/19/07	250	245
Countrywide Home Loan	3.250%	5/21/08	13,225	12,646
Countrywide Home Loan	6.250%	4/15/09	1,500	1,517
Countrywide Home Loan	5.625%	7/15/09	340	338
Countrywide Home Loan	4.125%	9/15/09	13,750	13,062
Countrywide Home Loan	4.000%	3/22/11	4,400	4,041
General Electric Capital Corp.	4.250%	1/15/08	13,325	13,060
General Electric Capital Corp.	3.500%	5/1/08	20,770	20,012
General Electric Capital Corp.	3.600%	10/15/08	11,840	11,331
General Electric Capital Corp.	3.125%	4/1/09	4,425	4,152
General Electric Capital Corp.	3.250%	6/15/09	1,225	1,148
General Electric Capital Corp.	4.125%	9/1/09	10,150	9,718
General Electric Capital Corp.	4.625%	9/15/09	5,525	5,367
General Electric Capital Corp.	8.300%	9/20/09	275	296
General Electric Capital Corp.	4.875%	10/21/10	7,600	7,376
General Electric Capital Corp.	6.125%	2/22/11	10,625	10,812
General Electric Capital Corp.	5.500%	4/28/11	27,750	27,547
General Electric Capital Corp.	4.375%	11/21/11	2,425	2,276
General Electric Capital Corp.	5.875%	2/15/12	490	492
General Electric Capital Corp.	4.250%	6/15/12	8,975	8,299
General Electric Capital Corp.	6.000%	6/15/12	125	126
General Electric Capital Corp.	5.450%	1/15/13	1,020	1,001
General Electric Capital Corp.	4.750%	9/15/14	11,650	10,869
General Electric Capital Corp.	4.875%	3/4/15	900	842
General Electric Capital Corp.	5.000%	1/8/16	16,250	15,267
General Electric Capital Corp.	6.750%	3/15/32	31,935	34,177
HSBC Finance Corp.	4.625%	1/15/08	6,070	5,984
HSBC Finance Corp.	4.125%	3/11/08	5,920	5,768
HSBC Finance Corp.	6.400%	6/17/08	6,250	6,332
HSBC Finance Corp.	4.125%	12/15/08	23,100	22,310
HSBC Finance Corp.	5.875%	2/1/09	920	925
HSBC Finance Corp.	4.750%	5/15/09	21,175	20,675
HSBC Finance Corp.	4.125%	11/16/09	3,550	3,375
HSBC Finance Corp.	4.625%	9/15/10	8,400	8,033
HSBC Finance Corp.	5.250%	1/14/11	13,600	13,277
HSBC Finance Corp.	5.700%	6/1/11	12,300	12,214
HSBC Finance Corp.	6.375%	10/15/11	14,175	14,472
HSBC Finance Corp.	7.000%	5/15/12	12,725	13,367
HSBC Finance Corp.	6.375%	11/27/12	240	246
HSBC Finance Corp.	4.750%	7/15/13	1,750	1,630
HSBC Finance Corp.	5.250%	4/15/15	2,525	2,378
HSBC Finance Corp.	5.000%	6/30/15	6,900	6,368
HSBC Finance Corp.	5.500%	1/19/16	5,250	5,011
HSBC Finance Corp.	5.911%	11/30/35	2,700	2,575
Heller Financial, Inc.	7.375%	11/1/09	4,500	4,732
International Lease Finance Corp.	4.500%	5/1/08	1,425	1,394
International Lease Finance Corp.	6.375%	3/15/09	700	710
International Lease Finance Corp.	5.125%	11/1/10	5,800	5,642
International Lease Finance Corp.	5.450%	3/24/11	3,050	2,992
International Lease Finance Corp.	5.750%	6/15/11	14,375	14,250
International Lease Finance Corp.	5.000%	9/15/12	5,250	4,992
Residential Capital Corp.	6.125%	11/21/08	8,450	8,338
Residential Capital Corp.	6.375%	6/30/10	9,850	9,698
Residential Capital Corp.	6.000%	2/22/11	9,975	9,672
Residential Capital Corp.	6.500%	4/17/13	15,525	15,201
SLM Corp.	3.625%	3/17/08	12,010	11,616
SLM Corp.	4.000%	1/15/09	1,590	1,528
SLM Corp.	4.500%	7/26/10	3,175	3,029
SLM Corp.	5.000%	10/1/13	500	471
SLM Corp.	5.050%	11/14/14	2,400	2,238
SLM Corp.	5.625%	8/1/33	6,200	5,639
Wells Fargo Financial	5.500%	8/1/12	3,975	3,931
iStar Financial Inc.	5.800%	3/15/11	4,425	4,366
iStar Financial Inc.	5.650%	9/15/11	5,750	5,624
iStar Financial Inc.	5.150%	3/1/12	5,275	5,013
iStar Financial Inc.	5.875%	3/15/16	3,725	3,562
Insurance (0.9%)
ACE Capital Trust II	9.700%	4/1/30	2,200	2,733
AEGON Funding Corp.	5.750%	12/15/20	1,350	1,289
AEGON NV	4.750%	6/1/13	2,900	2,710
AXA Financial, Inc.	6.500%	4/1/08	115	116
AXA Financial, Inc.	7.750%	8/1/10	1,400	1,496
AXA SA	8.600%	12/15/30	7,750	9,213
Aetna, Inc.	7.875%	3/1/11	1,950	2,101
Aetna, Inc.	5.750%	6/15/11	2,050	2,038
Aetna, Inc.	6.000%	6/15/16	7,950	7,828
Aetna, Inc.	6.625%	6/15/36	6,425	6,363
Allstate Corp.	7.200%	12/1/09	13,040	13,663
Allstate Corp.	5.000%	8/15/14	4,875	4,563
Allstate Corp.	6.125%	12/15/32	3,400	3,203
Allstate Corp.	5.350%	6/1/33	520	439
Allstate Corp.	5.550%	5/9/35	2,625	2,272
Allstate Life Global Funding	4.500%	5/29/09	1,350	1,310
Ambac, Inc.	5.950%	12/5/35	9,075	8,424
American General Capital II	8.500%	7/1/30	8,590	10,615
American International Group, Inc.	2.875%	11/15/06	3,325	3,161
4American International Group, Inc.	4.700%	10/1/10	1,450	1,385
4American International Group, Inc.	5.050%	10/1/15	3,625	3,362
4American International Group, Inc.	6.250%	5/1/36	11,450	11,177
Aon Capital Trust	8.205%	1/1/27	1,200	1,308
Arch Capital Group Ltd.	7.350%	5/1/34	3,775	3,842
Aspen Insurance Holdings Ltd.	6.000%	8/15/14	3,300	3,066
Assurant, Inc.	5.625%	2/15/14	1,850	1,777
Assurant, Inc.	6.750%	2/15/34	3,200	3,164
Axis Capital Holdings	5.750%	12/1/14	2,700	2,526
CIGNA Corp.	7.875%	5/15/27	1,300	1,439
CNA Financial Corp.	5.850%	12/15/14	4,725	4,455
Cincinnati Financial Corp.	6.125%	11/1/34	4,300	4,029
Commerce Group, Inc.	5.950%	12/9/13	1,750	1,690
Fidelity National Financial, Inc.	7.300%	8/15/11	4,850	4,927
Fund American Cos., Inc.	5.875%	5/15/13	1,925	1,831
GE Global Insurance Holdings Corp.	6.450%	3/1/19	2,000	2,019
GE Global Insurance Holdings Corp.	7.000%	2/15/26	4,200	4,388
GE Global Insurance Holdings Corp.	7.750%	6/15/30	1,650	1,872
Genworth Financial, Inc.	4.750%	6/15/09	2,825	2,757
Genworth Financial, Inc.	5.750%	6/15/14	1,025	1,008
Genworth Financial, Inc.	4.950%	10/1/15	1,225	1,131
Genworth Financial, Inc.	6.500%	6/15/34	3,775	3,824
Hartford Financial Services Group, Inc.	4.625%	7/15/13	2,400	2,220
Hartford Life, Inc.	7.375%	3/1/31	4,850	5,406
Humana Inc.	6.450%	6/1/16	5,825	5,750
Humana Inc.	6.300%	8/1/18	250	242
ING Capital Funding Trust III	5.775%	12/8/06	4,775	4,521
ING USA Global	4.500%	10/1/10	13,175	12,546
John Hancock Financial Services	5.625%	12/1/08	500	499
Lincoln National Corp.	6.200%	12/15/11	575	583
Lincoln National Corp.	6.150%	4/7/36	3,600	3,399
Loews Corp.	5.250%	3/15/16	1,500	1,391
Loews Corp.	6.000%	2/1/35	650	581
Marsh&McLennan Cos., Inc.	5.150%	9/15/10	3,075	2,965
Marsh&McLennan Cos., Inc.	6.250%	3/15/12	6,225	6,211
Marsh&McLennan Cos., Inc.	5.750%	9/15/15	1,225	1,158
MetLife, Inc.	6.125%	12/1/11	850	862
MetLife, Inc.	5.375%	12/15/12	2,800	2,726
MetLife, Inc.	5.000%	11/24/13	4,900	4,622
MetLife, Inc.	5.500%	6/15/14	650	629
MetLife, Inc.	5.000%	6/15/15	4,275	3,960
MetLife, Inc.	6.500%	12/15/32	2,975	2,960
MetLife, Inc.	6.375%	6/15/34	2,775	2,717
MetLife, Inc.	5.700%	6/15/35	975	872
4Principal Life Global	3.625%	4/30/08	770	743
Principal Life Income Funding	5.125%	3/1/11	4,675	4,558
Principal Life Income Funding	5.100%	4/15/14	4,825	4,599
Progressive Corp.	6.625%	3/1/29	5,175	5,357
Progressive Corp.	6.250%	12/1/32	325	321
Protective Life Secured Trust	3.700%	11/24/08	7,025	6,721
Protective Life Secured Trust	4.850%	8/16/10	1,425	1,379
Prudential Financial, Inc.	3.750%	5/1/08	500	483
Prudential Financial, Inc.	4.500%	7/15/13	3,225	2,951
Prudential Financial, Inc.	4.750%	4/1/14	2,300	2,120
Prudential Financial, Inc.	5.100%	9/20/14	2,975	2,802
Prudential Financial, Inc.	4.750%	6/13/15	225	205
Prudential Financial, Inc.	5.500%	3/15/16	2,375	2,275
Prudential Financial, Inc.	5.750%	7/15/33	1,800	1,640
Prudential Financial, Inc.	5.400%	6/13/35	2,300	1,980
Prudential Financial, Inc.	5.900%	3/17/36	3,400	3,137
St. Paul Travelers Cos., Inc.	5.500%	12/1/15	1,700	1,608
St. Paul Travelers Cos., Inc.	6.250%	6/20/16	3,475	3,455
Torchmark Corp.	6.375%	6/15/16	4,225	4,199
Travelers Property Casualty Corp.	3.750%	3/15/08	4,525	4,381
Travelers Property Casualty Corp.	6.375%	3/15/33	350	332
UnitedHealth Group, Inc.	3.375%	8/15/07	3,950	3,850
UnitedHealth Group, Inc.	4.125%	8/15/09	6,775	6,465
UnitedHealth Group, Inc.	5.000%	8/15/14	4,225	3,942
UnitedHealth Group, Inc.	4.875%	3/15/15	2,500	2,296
UnitedHealth Group, Inc.	5.800%	3/15/36	2,175	1,947
WellPoint Inc.	3.750%	12/14/07	2,325	2,260
WellPoint Inc.	4.250%	12/15/09	1,750	1,664
WellPoint Inc.	5.000%	1/15/11	4,050	3,909
WellPoint Inc.	6.375%	1/15/12	3,815	3,879
WellPoint Inc.	6.800%	8/1/12	360	375
WellPoint Inc.	5.000%	12/15/14	5,400	5,030
WellPoint Inc.	5.250%	1/15/16	750	702
WellPoint Inc.	5.950%	12/15/34	3,275	2,976
WellPoint Inc.	5.850%	1/15/36	1,650	1,476
Willis North America Inc.	5.125%	7/15/10	1,100	1,060
Willis North America Inc.	5.625%	7/15/15	4,550	4,255
XL Capital Ltd.	5.250%	9/15/14	5,600	5,177
XL Capital Ltd.	6.375%	11/15/24	400	375
Real Estate Investment Trusts (0.4%)
Archstone-Smith Trust	5.250%	5/1/15	4,600	4,327
Arden Realty LP	5.250%	3/1/15	1,075	1,028
Boston Properties, Inc.	6.250%	1/15/13	1,790	1,805
Boston Properties, Inc.	5.625%	4/15/15	5,250	5,065
Brandywine Operating Partnership	4.500%	11/1/09	4,475	4,270
Brandywine Operating Partnership	5.625%	12/15/10	3,775	3,695
Brandywine Operating Partnership	5.400%	11/1/14	1,175	1,105
Colonial Realty LP	5.500%	10/1/15	2,675	2,504
Developers Diversified Realty Corp.	5.250%	4/15/11	500	483
Developers Diversified Realty Corp.	5.375%	10/15/12	6,200	5,973
EOP Operating LP	7.750%	11/15/07	5,050	5,177
EOP Operating LP	6.750%	2/15/08	2,850	2,887
EOP Operating LP	8.100%	8/1/10	1,000	1,078
EOP Operating LP	4.650%	10/1/10	2,575	2,441
EOP Operating LP	7.000%	7/15/11	1,250	1,301
EOP Operating LP	6.750%	2/15/12	2,235	2,306
EOP Operating LP	5.875%	1/15/13	1,690	1,661
EOP Operating LP	4.750%	3/15/14	1,900	1,733
EOP Operating LP	7.875%	7/15/31	1,850	2,031
ERP Operating LP	6.625%	3/15/12	8,395	8,650
ERP Operating LP	5.250%	9/15/14	725	687
ERP Operating LP	5.375%	8/1/16	3,725	3,500
HRPT Properties Trust	6.250%	8/15/16	1,750	1,718
Health Care Property Investors, Inc.	6.450%	6/25/12	1,575	1,594
Health Care Property Investors, Inc.	5.625%	5/1/17	100	93
Health Care REIT, Inc.	6.000%	11/15/13	250	242
Health Care REIT, Inc.	6.200%	6/1/16	6,875	6,639
Hospitality Properties	5.125%	2/15/15	2,200	2,014
Kimco Realty Corp.	5.783%	3/15/16	1,350	1,308
Liberty Property LP	5.125%	3/2/15	10,675	9,876
4ProLogis	5.250%	11/15/10	2,475	2,410
ProLogis	5.500%	3/1/13	2,575	2,490
4ProLogis	5.625%	11/15/15	3,525	3,366
ProLogis	5.750%	4/1/16	3,425	3,294
Reckson Operating Partnership	6.000%	3/31/16	2,850	2,761
Regency Centers LP	6.750%	1/15/12	7,550	7,783
Regency Centers LP	5.250%	8/1/15	2,800	2,623
Simon Property Group Inc.	6.375%	11/15/07	17,475	17,593
Simon Property Group Inc.	4.875%	8/15/10	3,625	3,501
Simon Property Group Inc.	6.350%	8/28/12	55	56
Simon Property Group Inc.	5.625%	8/15/14	150	145
Simon Property Group Inc.	5.750%	12/1/15	3,350	3,249
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	4,500	4,360
Vornado Realty	5.600%	2/15/11	4,525	4,432
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.400%	7/2/07	1,875	1,835
Berkshire Hathaway Finance Corp.	3.375%	10/15/08	2,965	2,820
Berkshire Hathaway Finance Corp.	4.125%	1/15/10	5,300	5,044
Berkshire Hathaway Finance Corp.	4.200%	12/15/10	4,150	3,914
Berkshire Hathaway Finance Corp.	4.750%	5/15/12	1,700	1,614
Berkshire Hathaway Finance Corp.	4.625%	10/15/13	4,475	4,167
Berkshire Hathaway Finance Corp.	5.100%	7/15/14	550	524
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	10,600	9,870
J. Paul Getty Trust	5.875%	10/1/33	2,700	2,599

				2,861,034

Industrial (9.2%)
Basic Industry (0.7%)
Alcan, Inc.	4.875%	9/15/12	1,050	994
Alcan, Inc.	4.500%	5/15/13	5,175	4,727
Alcan, Inc.	5.200%	1/15/14	875	829
Alcan, Inc.	5.000%	6/1/15	1,050	968
Alcan, Inc.	6.125%	12/15/33	2,000	1,878
Alcoa, Inc.	4.250%	8/15/07	10,400	10,247
Alcoa, Inc.	6.500%	6/1/11	4,275	4,409
BHP Billiton Finance	4.800%	4/15/13	13,365	12,596
BHP Billiton Finance	5.250%	12/15/15	4,450	4,231
Barrick Gold Finance Inc.	4.875%	11/15/14	3,325	3,103
Celulosa Arauco Constitution SA	8.625%	8/15/10	7,425	8,121
Celulosa Arauco Constitution SA	5.625%	4/20/15	2,625	2,461
Dow Chemical Co.	6.125%	2/1/11	12,000	12,152
Dow Chemical Co.	6.000%	10/1/12	875	881
Dow Chemical Co.	7.375%	11/1/29	5,150	5,687
E.I. du Pont de Nemours&Co.	3.375%	11/15/07	220	213
E.I. du Pont de Nemours&Co.	6.875%	10/15/09	9,225	9,562
E.I. du Pont de Nemours&Co.	4.125%	4/30/10	5,625	5,331
E.I. du Pont de Nemours&Co.	4.750%	11/15/12	3,770	3,549
E.I. du Pont de Nemours&Co.	6.500%	1/15/28	1,425	1,465
Eastman Chemical Co.	7.250%	1/15/24	600	602
Eastman Chemical Co.	7.600%	2/1/27	2,563	2,686
Falconbridge Ltd.	7.350%	6/5/12	775	816
Falconbridge Ltd.	5.375%	6/1/15	450	411
ICI Wilmington	4.375%	12/1/08	3,975	3,831
ICI Wilmington	5.625%	12/1/13	900	860
Inco Ltd.	7.750%	5/15/12	60	64
Inco Ltd.	5.700%	10/15/15	4,300	4,037
Inco Ltd.	7.200%	9/15/32	1,500	1,552
International Paper Co.	5.850%	10/30/06	12,745	12,521
International Paper Co.	4.250%	1/15/09	3,250	3,122
International Paper Co.	5.300%	4/1/15	2,325	2,138
Lubrizol Corp.	5.500%	10/1/14	4,175	3,935
Lubrizol Corp.	6.500%	10/1/34	1,000	954
MeadWestvaco Corp.	6.850%	4/1/12	1,515	1,540
Newmont Mining	5.875%	4/1/35	3,125	2,813
Noranda, Inc.	7.250%	7/15/12	2,925	3,043
Noranda, Inc.	6.000%	10/15/15	1,450	1,378
Noranda, Inc.	5.500%	6/15/17	6,125	5,580
Placer Dome, Inc.	6.450%	10/15/35	2,875	2,808
Plum Creek Timber Co.	5.875%	11/15/15	4,525	4,308
Potash Corp. of Saskatchewan	7.750%	5/31/11	10,875	11,742
Potash Corp. of Saskatchewan	4.875%	3/1/13	1,500	1,406
Praxair, Inc.	2.750%	6/15/08	1,950	1,844
Praxair, Inc.	3.950%	6/1/13	600	534
Rio Tinto Finance USA Ltd.	2.625%	9/30/08	3,675	3,441
Rohm&Haas Co.	7.400%	7/15/09	96	101
2Rohm&Haas Co.	9.800%	4/15/20	2,778	3,378
Rohm&Haas Co.	7.850%	7/15/29	2,825	3,289
4Southern Copper Corp.	7.500%	7/27/35	6,450	6,095
Teck Cominco Ltd.	6.125%	10/1/35	6,525	5,848
Temple Inland Inc.	7.875%	5/1/12	900	960
Vale Overseas Ltd.	6.250%	1/11/16	875	831
Vale Overseas Ltd.	8.250%	1/17/34	7,400	7,974
Westvaco Corp.	8.200%	1/15/30	1,050	1,126
Weyerhaeuser Co.	5.950%	11/1/08	925	926
Weyerhaeuser Co.	6.750%	3/15/12	10,195	10,389
Weyerhaeuser Co.	7.375%	3/15/32	9,280	9,359
Capital Goods (1.1%)
2,4BAE Systems	7.156%	12/15/11	2,998	3,087
Bemis Co. Inc.	4.875%	4/1/12	1,500	1,427
Boeing Capital Corp.	7.375%	9/27/10	3,250	3,450
Boeing Capital Corp.	6.500%	2/15/12	12,925	13,374
Boeing Capital Corp.	5.800%	1/15/13	3,690	3,698
Boeing Co.	5.125%	2/15/13	200	193
Boeing Co.	8.750%	8/15/21	1,450	1,833
Boeing Co.	7.250%	6/15/25	3,150	3,550
Boeing Co.	8.750%	9/15/31	975	1,290
Boeing Co.	6.125%	2/15/33	200	202
Boeing Co.	6.625%	2/15/38	5,045	5,407
CRH America Inc.	6.950%	3/15/12	6,660	6,885
CRH America Inc.	5.300%	10/15/13	875	827
CRH America Inc.	6.400%	10/15/33	2,670	2,596
Caterpillar Financial Services Corp.	2.700%	7/15/08	1,850	1,746
Caterpillar Financial Services Corp.	4.500%	9/1/08	1,550	1,512
Caterpillar Financial Services Corp.	4.150%	1/15/10	11,925	11,362
Caterpillar Financial Services Corp.	4.300%	6/1/10	4,000	3,812
Caterpillar Financial Services Corp.	5.050%	12/1/10	3,600	3,517
Caterpillar Financial Services Corp.	4.750%	2/17/15	5,425	5,022
Caterpillar Financial Services Corp.	4.625%	6/1/15	3,125	2,860
Caterpillar, Inc.	7.300%	5/1/31	1,375	1,581
Caterpillar, Inc.	6.950%	5/1/42	1,275	1,412
Caterpillar, Inc.	7.375%	3/1/97	6,475	7,458
Deere&Co.	6.950%	4/25/14	6,595	7,036
Deere&Co.	8.100%	5/15/30	3,755	4,676
Emerson Electric Co.	7.125%	8/15/10	4,275	4,501
Emerson Electric Co.	4.625%	10/15/12	5,300	4,952
Emerson Electric Co.	4.500%	5/1/13	4,900	4,522
General Dynamics Corp.	3.000%	5/15/08	6,300	6,004
General Dynamics Corp.	4.500%	8/15/10	25	24
General Dynamics Corp.	4.250%	5/15/13	7,015	6,418
General Electric Co.	5.000%	2/1/13	21,665	20,753
Hanson PLC	7.875%	9/27/10	1,425	1,521
Hanson PLC	5.250%	3/15/13	4,450	4,212
Honeywell International, Inc.	7.500%	3/1/10	1,500	1,590
Honeywell International, Inc.	6.125%	11/1/11	2,350	2,388
Honeywell International, Inc.	5.400%	3/15/16	200	193
Honeywell International, Inc.	5.700%	3/15/36	1,250	1,169
Ingersoll-Rand Co.	4.750%	5/15/15	1,025	942
John Deere Capital Corp.	4.875%	3/16/09	11,525	11,287
John Deere Capital Corp.	7.000%	3/15/12	7,730	8,168
Lockheed Martin Corp.	7.650%	5/1/16	5,325	5,978
Lockheed Martin Corp.	7.750%	5/1/26	600	695
Lockheed Martin Corp.	8.500%	12/1/29	7,525	9,450
Masco Corp.	4.625%	8/15/07	670	662
Masco Corp.	5.875%	7/15/12	1,135	1,114
Masco Corp.	4.800%	6/15/15	9,075	8,047
Masco Corp.	7.750%	8/1/29	450	487
Masco Corp.	6.500%	8/15/32	1,700	1,593
Mohawk Industries Inc.	5.750%	1/15/11	7,275	7,138
Mohawk Industries Inc.	6.125%	1/15/16	13,975	13,455
Northrop Grumman Corp.	7.125%	2/15/11	6,150	6,481
Northrop Grumman Corp.	7.750%	3/1/16	100	113
Northrop Grumman Corp.	7.875%	3/1/26	2,600	3,042
Northrop Grumman Corp.	7.750%	2/15/31	4,215	4,915
Raytheon Co.	6.150%	11/1/08	1,186	1,197
Raytheon Co.	8.300%	3/1/10	4,585	4,956
Raytheon Co.	6.550%	3/15/10	4,000	4,097
Raytheon Co.	4.850%	1/15/11	250	241
Raytheon Co.	5.500%	11/15/12	2,475	2,430
Raytheon Co.	5.375%	4/1/13	3,665	3,549
Raytheon Co.	6.400%	12/15/18	500	513
Raytheon Co.	7.200%	8/15/27	1,150	1,266
Republic Services, Inc.	6.750%	8/15/11	1,000	1,034
Republic Services, Inc.	6.086%	3/15/35	2,850	2,680
TRW, Inc.	7.750%	6/1/29	2,650	3,109
Textron Financial Corp.	4.125%	3/3/08	5,950	5,800
Textron Financial Corp.	4.600%	5/3/10	5,625	5,390
Textron, Inc.	6.500%	6/1/12	8,775	9,012
Tyco International Group SA	6.125%	11/1/08	1,100	1,107
Tyco International Group SA	6.750%	2/15/11	11,125	11,490
Tyco International Group SA	6.375%	10/15/11	7,525	7,679
Tyco International Group SA	6.000%	11/15/13	5,850	5,799
Tyco International Group SA	7.000%	6/15/28	2,625	2,740
USA Waste Services, Inc.	7.125%	10/1/07	250	254
USA Waste Services, Inc.	7.000%	7/15/28	1,425	1,474
United Technologies Corp.	4.375%	5/1/10	1,525	1,457
United Technologies Corp.	7.125%	11/15/10	250	263
United Technologies Corp.	6.350%	3/1/11	4,450	4,553
United Technologies Corp.	4.875%	5/1/15	5,975	5,574
United Technologies Corp.	8.875%	11/15/19	4,000	5,017
United Technologies Corp.	6.700%	8/1/28	1,642	1,740
United Technologies Corp.	7.500%	9/15/29	2,800	3,248
United Technologies Corp.	5.400%	5/1/35	3,450	3,111
United Technologies Corp.	6.050%	6/1/36	5,900	5,780
WMX Technologies Inc.	7.100%	8/1/26	1,375	1,448
Waste Management, Inc.	6.500%	11/15/08	11,475	11,655
Waste Management, Inc.	6.875%	5/15/09	3,570	3,668
Waste Management, Inc.	7.375%	8/1/10	875	922
Waste Management, Inc.	5.000%	3/15/14	1,325	1,241
Waste Management, Inc.	7.750%	5/15/32	3,225	3,651
Communication (2.7%)
AT&T Corp.	7.300%	11/15/06	450	478
AT&T Corp.	8.000%	11/15/06	12,055	13,863
AT&T Corp.	6.000%	3/15/09	10,875	10,916
AT&T Corp.	6.800%	5/15/36	400	398
AT&T Inc.	4.125%	9/15/09	8,725	8,293
AT&T Inc.	5.300%	11/15/10	4,550	4,447
AT&T Inc.	6.250%	3/15/11	14,890	15,018
AT&T Inc.	5.875%	2/1/12	5,155	5,101
AT&T Inc.	5.875%	8/15/12	5,620	5,556
AT&T Inc.	5.100%	9/15/14	12,075	11,225
AT&T Inc.	5.625%	6/15/16	3,400	3,211
AT&T Inc.	6.450%	6/15/34	3,900	3,726
AT&T Inc.	6.150%	9/15/34	950	872
Alltel Corp.	7.000%	7/1/12	9,975	10,553
Alltel Corp.	7.875%	7/1/32	525	590
America Movil SA de C.V	4.125%	3/1/09	5,350	5,076
America Movil SA de C.V	5.500%	3/1/14	2,575	2,366
America Movil SA de C.V	5.750%	1/15/15	3,725	3,450
America Movil SA de C.V	6.375%	3/1/35	4,425	3,806
BellSouth Capital Funding	7.875%	2/15/30	9,525	10,364
BellSouth Corp.	4.200%	9/15/09	3,525	3,356
BellSouth Corp.	6.000%	10/15/11	120	120
BellSouth Corp.	4.750%	11/15/12	5,750	5,332
BellSouth Corp.	5.200%	9/15/14	3,500	3,257
BellSouth Corp.	6.550%	6/15/34	6,400	6,102
BellSouth Corp.	6.000%	11/15/34	3,835	3,416
BellSouth Telecommunications	6.375%	6/1/28	6,115	5,735
Belo Corp.	7.250%	9/15/27	340	328
British Sky Broadcasting Corp.	6.875%	2/23/09	5,050	5,179
British Sky Broadcasting Corp.	8.200%	7/15/09	1,675	1,779
British Telecommunications PLC	8.375%	12/15/06	8,135	8,926
British Telecommunications PLC	8.875%	12/15/06	11,460	14,068
CBS Corp.	7.700%	7/30/10	5,375	5,715
CBS Corp.	6.625%	5/15/11	3,110	3,182
CBS Corp.	5.625%	8/15/12	5,650	5,505
CBS Corp.	4.625%	5/15/18	500	417
CBS Corp.	5.500%	5/15/33	675	539
CenturyTel Enterprises	6.875%	1/15/28	925	841
CenturyTel, Inc.	7.875%	8/15/06	2,375	2,511
Cingular Wireless LLC	7.125%	12/15/31	3,345	3,447
Clear Channel Communications, Inc.	4.625%	1/15/08	2,900	2,840
Clear Channel Communications, Inc.	7.650%	9/15/10	3,595	3,725
Clear Channel Communications, Inc.	5.000%	3/15/12	9,175	8,361
Clear Channel Communications, Inc.	5.750%	1/15/13	3,150	2,939
Clear Channel Communications, Inc.	5.500%	9/15/14	2,950	2,657
Clear Channel Communications, Inc.	7.250%	10/15/27	1,500	1,400
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	4,365	4,848
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	8,361	10,294
Comcast Cable Communications, Inc.	6.200%	11/15/08	5,000	5,039
Comcast Cable Communications, Inc.	6.875%	6/15/09	1,400	1,438
Comcast Cable Communications, Inc.	6.750%	1/30/11	9,990	10,279
Comcast Cable Communications, Inc.	8.875%	5/1/17	2,175	2,518
Comcast Corp.	5.850%	1/15/10	1,925	1,920
Comcast Corp.	5.500%	3/15/11	1,925	1,887
Comcast Corp.	5.300%	1/15/14	2,250	2,114
Comcast Corp.	6.500%	1/15/15	5,640	5,662
Comcast Corp.	5.850%	11/15/15	200	191
Comcast Corp.	5.900%	3/15/16	4,350	4,155
Comcast Corp.	4.950%	6/15/16	3,000	2,672
Comcast Corp.	7.050%	3/15/33	1,690	1,700
Comcast Corp.	6.500%	11/15/35	7,100	6,677
Comcast Corp.	6.450%	3/15/37	3,075	2,859
Cox Communications, Inc.	4.625%	1/15/10	1,050	1,001
Cox Communications, Inc.	6.750%	3/15/11	18,525	18,861
Cox Communications, Inc.	7.125%	10/1/12	6,000	6,183
Cox Communications, Inc.	5.450%	12/15/14	11,375	10,484
Cox Communications, Inc.	5.500%	10/1/15	725	667
Deutsche Telekom International Finance	8.000%	12/15/06	17,135	18,406
Deutsche Telekom International Finance	8.250%	12/15/06	20,780	24,072
Deutsche Telekom International Finance	3.875%	7/22/08	3,950	3,815
Deutsche Telekom International Finance	5.250%	7/22/13	1,025	960
Deutsche Telekom International Finance	5.750%	3/23/16	900	853
Embarq Corp.	7.082%	6/1/16	9,100	9,043
Embarq Corp.	7.995%	6/1/36	1,925	1,932
France Telecom	7.750%	9/1/06	5,675	6,105
France Telecom	8.500%	9/1/06	20,500	24,554
GTE Corp.	8.750%	11/1/21	3,760	4,372
GTE Corp.	6.940%	4/15/28	4,620	4,498
Gannett Co., Inc.	6.375%	4/1/12	6,300	6,340
Grupo Televisa SA	6.625%	3/18/25	4,400	4,054
Grupo Televisa SA	8.500%	3/11/32	750	833
IAC/InteractiveCorp	7.000%	1/15/13	4,050	4,042
Knight Ridder, Inc.	5.750%	9/1/17	75	68
Koninklijke KPN NV	8.000%	10/1/10	715	758
Koninklijke KPN NV	8.375%	10/1/30	4,165	4,514
New Cingular Wireless Services	7.875%	3/1/11	22,205	23,942
New Cingular Wireless Services	8.125%	5/1/12	11,555	12,722
New Cingular Wireless Services	8.750%	3/1/31	6,330	7,743
New England Telephone&Telegraph Co.	7.875%	11/15/29	2,125	2,212
News America Holdings, Inc.	9.250%	2/1/13	5,366	6,216
News America Holdings, Inc.	8.000%	10/17/16	8,450	9,430
News America Holdings, Inc.	7.700%	10/30/25	900	950
News America Holdings, Inc.	8.150%	10/17/36	2,625	2,927
News America Holdings, Inc.	7.750%	12/1/45	1,775	1,864
News America Inc.	5.300%	12/15/14	5,575	5,284
News America Inc.	7.250%	5/18/18	150	160
News America Inc.	6.550%	3/15/33	275	257
News America Inc.	6.200%	12/15/34	2,200	1,977
News America Inc.	6.400%	12/15/35	7,735	7,194
Nextel Communications	6.875%	10/31/13	7,100	7,149
Nextel Communications	5.950%	3/15/14	5,730	5,511
Nextel Communications	7.375%	8/1/15	9,695	9,878
Omnicom Group Inc.	5.900%	4/15/16	925	894
Pacific Bell	7.125%	3/15/26	1,700	1,721
R.R. Donnelley&Sons Co.	3.750%	4/1/09	2,200	2,071
R.R. Donnelley&Sons Co.	4.950%	5/15/10	1,500	1,439
R.R. Donnelley&Sons Co.	4.950%	4/1/14	1,275	1,146
Reed Elsevier Capital	4.625%	6/15/12	1,375	1,274
Sprint Capital Corp.	6.125%	11/15/08	14,925	15,041
Sprint Capital Corp.	7.625%	1/30/11	7,725	8,212
Sprint Capital Corp.	8.375%	3/15/12	2,140	2,367
Sprint Capital Corp.	6.900%	5/1/19	775	796
Sprint Capital Corp.	6.875%	11/15/28	2,850	2,855
Sprint Capital Corp.	8.750%	3/15/32	17,150	20,751
TCI Communications, Inc.	8.750%	8/1/15	16,995	19,410
TCI Communications, Inc.	7.875%	2/15/26	425	453
Tele-Communications, Inc.	7.875%	8/1/13	14,425	15,351
Telecom Italia Capital	4.000%	11/15/08	5,140	4,929
Telecom Italia Capital	4.000%	1/15/10	8,110	7,591
Telecom Italia Capital	4.875%	10/1/10	3,400	3,251
Telecom Italia Capital	5.250%	11/15/13	9,685	8,964
Telecom Italia Capital	4.950%	9/30/14	5,775	5,170
Telecom Italia Capital	5.250%	10/1/15	7,600	6,860
Telecom Italia Capital	6.375%	11/15/33	11,100	9,999
Telecomunicaciones de Puerto Rico	6.800%	5/15/09	4,250	4,314
Telefonica Emisiones SAU	5.984%	6/20/11	11,850	11,825
Telefonica Emisiones SAU	6.421%	6/20/16	8,125	8,114
Telefonica Emisiones SAU	7.045%	6/20/36	12,850	12,811
Telefonica Europe BV	7.750%	9/15/10	12,775	13,570
Telefonica Europe BV	8.250%	9/15/30	5,775	6,493
Telefonos de Mexico SA	4.750%	1/27/10	2,550	2,419
Telefonos de Mexico SA	5.500%	1/27/15	7,300	6,652
Telus Corp.	8.000%	6/1/11	9,650	10,448
Thomson Corp.	5.750%	2/1/08	8,050	8,046
Thomson Corp.	6.200%	1/5/12	675	682
Thomson Corp.	5.500%	8/15/35	1,150	1,002
Time Warner Entertainment	7.250%	9/1/08	925	950
Time Warner Entertainment	10.150%	5/1/12	1,400	1,634
Time Warner Entertainment	8.375%	3/15/23	2,415	2,668
Time Warner Entertainment	8.375%	7/15/33	4,360	4,838
US Cellular	6.700%	12/15/33	3,800	3,574
Univision Communications, Inc.	7.850%	7/15/11	5,050	5,088
Verizon Communications Corp.	5.350%	2/15/11	7,750	7,548
Verizon Communications Corp.	5.550%	2/15/16	5,650	5,317
Verizon Global Funding Corp.	4.000%	1/15/08	1,500	1,462
Verizon Global Funding Corp.	6.875%	6/15/12	18,600	19,301
Verizon Global Funding Corp.	7.375%	9/1/12	7,975	8,494
Verizon Global Funding Corp.	4.375%	6/1/13	560	507
Verizon Global Funding Corp.	7.750%	12/1/30	2,890	3,092
Verizon Global Funding Corp.	5.850%	9/15/35	4,225	3,690
Verizon Maryland, Inc.	6.125%	3/1/12	500	494
Verizon Maryland, Inc.	5.125%	6/15/33	450	348
Verizon New England, Inc.	6.500%	9/15/11	2,670	2,672
Verizon New Jersey, Inc.	5.875%	1/17/12	7,815	7,644
Verizon New York, Inc.	6.875%	4/1/12	2,850	2,888
Verizon New York, Inc.	7.375%	4/1/32	2,625	2,588
Verizon Pennsylvania, Inc.	5.650%	11/15/11	11,125	10,783
Verizon Virginia, Inc.	4.625%	3/15/13	6,625	5,950
Vodafone AirTouch PLC	7.750%	2/15/10	1,955	2,065
Vodafone AirTouch PLC	7.875%	2/15/30	4,900	5,392
Vodafone Group PLC	3.950%	1/30/08	7,875	7,662
Vodafone Group PLC	5.000%	12/16/13	2,725	2,534
Vodafone Group PLC	5.375%	1/30/15	3,975	3,735
Vodafone Group PLC	5.000%	9/15/15	9,125	8,307
Vodafone Group PLC	5.750%	3/15/16	3,450	3,292
Vodafone Group PLC	6.250%	11/30/32	1,800	1,665
WPP Finance USA Corp.	5.875%	6/15/14	4,075	3,956
Consumer Cyclical (1.5%)
Brinker International	5.750%	6/1/14	1,925	1,821
CVS Corp.	4.000%	9/15/09	3,550	3,357
CVS Corp.	4.875%	9/15/14	2,750	2,509
Cendant Corp.	6.250%	1/15/08	6,725	6,784
Cendant Corp.	6.250%	3/15/10	3,847	3,934
Cendant Corp.	7.375%	1/15/13	5,950	6,513
Cendant Corp.	7.125%	3/15/15	250	275
Centex Corp.	4.750%	1/15/08	340	333
Centex Corp.	7.875%	2/1/11	290	306
Centex Corp.	5.450%	8/15/12	1,600	1,502
Centex Corp.	5.125%	10/1/13	3,690	3,353
Centex Corp.	6.500%	5/1/16	2,875	2,792
Chrysler Corp.	7.450%	3/1/27	4,300	4,363
D.R. Horton, Inc.	4.875%	1/15/10	2,775	2,631
D.R. Horton, Inc.	6.000%	4/15/11	6,575	6,380
D.R. Horton, Inc.	5.375%	6/15/12	500	465
D.R. Horton, Inc.	5.250%	2/15/15	5,500	4,840
D.R. Horton, Inc.	5.625%	1/15/16	250	225
D.R. Horton, Inc.	6.500%	4/15/16	6,425	6,139
DaimlerChrysler North America Holding Corp.	4.750%	1/15/08	20,550	20,191
DaimlerChrysler North America Holding Corp.	4.050%	6/4/08	13,300	12,841
DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	75	77
DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	1,700	1,624
DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	28,000	27,549
DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	14,345	14,939
DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	400	400
DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	7,605	8,593
Federated Department Stores, Inc.	6.300%	4/1/09	4,743	4,798
Federated Department Stores, Inc.	6.625%	4/1/11	5,300	5,431
Federated Department Stores, Inc.	6.790%	7/15/27	2,805	2,747
Federated Department Stores, Inc.	7.000%	2/15/28	1,625	1,630
Federated Department Stores, Inc.	6.900%	4/1/29	2,175	2,165
Harrah's Operating Co., Inc.	5.500%	7/1/10	700	683
Harrah's Operating Co., Inc.	5.375%	12/15/13	2,275	2,098
Harrah's Operating Co., Inc.	5.625%	6/1/15	6,325	5,835
Harrah's Operating Co., Inc.	6.500%	6/1/16	975	952
Harrah's Operating Co., Inc.	5.750%	10/1/17	8,575	7,775
Home Depot Inc.	3.750%	9/15/09	9,225	8,739
Home Depot Inc.	4.625%	8/15/10	7,075	6,816
Home Depot Inc.	5.200%	3/1/11	1,675	1,642
Home Depot Inc.	5.400%	3/1/16	13,075	12,516
J.C. Penney Co., Inc.	8.000%	3/1/10	6,550	6,981
J.C. Penney Co., Inc.	7.950%	4/1/17	4,700	5,228
J.C. Penney Co., Inc.	7.400%	4/1/37	3,775	3,930
Johnson Controls, Inc.	5.250%	1/15/11	3,475	3,383
Johnson Controls, Inc.	6.000%	1/15/36	325	298
Kohl's Corp.	6.000%	1/15/33	825	748
Lennar Corp.	5.125%	10/1/10	1,050	996
4Lennar Corp.	5.950%	10/17/11	9,525	9,267
Lennar Corp.	5.950%	3/1/13	610	582
Lennar Corp.	5.600%	5/31/15	8,950	8,164
Lowe's Cos., Inc.	8.250%	6/1/10	1,000	1,089
Lowe's Cos., Inc.	5.000%	10/15/15	4,025	3,788
Lowe's Cos., Inc.	6.875%	2/15/28	60	65
Lowe's Cos., Inc.	6.500%	3/15/29	4,726	4,886
Lowe's Cos., Inc.	5.500%	10/15/35	200	181
Marriott International	4.625%	6/15/12	3,925	3,639
Marriott International	6.200%	6/15/16	1,875	1,849
May Department Stores Co.	3.950%	7/15/07	925	908
May Department Stores Co.	5.750%	7/15/14	4,325	4,188
2May Department Stores Co.	9.750%	2/15/21	718	845
May Department Stores Co.	6.650%	7/15/24	2,600	2,531
May Department Stores Co.	6.700%	7/15/34	5,300	5,144
McDonald's Corp.	6.000%	4/15/11	3,585	3,621
Nordstrom, Inc.	6.950%	3/15/28	1,325	1,350
Pulte Homes, Inc.	4.875%	7/15/09	2,375	2,287
Pulte Homes, Inc.	6.250%	2/15/13	450	437
Pulte Homes, Inc.	5.250%	1/15/14	1,650	1,500
Pulte Homes, Inc.	5.200%	2/15/15	1,000	889
Pulte Homes, Inc.	7.875%	6/15/32	2,200	2,258
Pulte Homes, Inc.	6.000%	2/15/35	1,350	1,121
Sabre Holdings	6.350%	3/15/16	1,325	1,242
Target Corp.	3.375%	3/1/08	17,650	17,041
Target Corp.	7.500%	8/15/10	1,700	1,814
Target Corp.	6.350%	1/15/11	1,620	1,665
Target Corp.	5.875%	3/1/12	595	601
Target Corp.	7.000%	7/15/31	4,210	4,647
Target Corp.	6.350%	11/1/32	7,775	7,966
The Walt Disney Co.	6.375%	3/1/12	2,100	2,162
Time Warner, Inc.	8.180%	8/15/07	2,350	2,408
Time Warner, Inc.	6.750%	4/15/11	1,575	1,614
Time Warner, Inc.	6.875%	5/1/12	3,950	4,088
Time Warner, Inc.	9.125%	1/15/13	1,500	1,714
Time Warner, Inc.	9.150%	2/1/23	11,825	13,971
Time Warner, Inc.	7.570%	2/1/24	1,500	1,559
Time Warner, Inc.	6.625%	5/15/29	5,725	5,438
Time Warner, Inc.	7.625%	4/15/31	6,700	7,148
Time Warner, Inc.	7.700%	5/1/32	4,745	5,145
Toll Brothers, Inc.	5.150%	5/15/15	3,900	3,378
Toyota Motor Credit Corp.	2.875%	8/1/08	3,560	3,376
Toyota Motor Credit Corp.	4.250%	3/15/10	20,400	19,504
Toyota Motor Credit Corp.	4.350%	12/15/10	2,075	1,968
Toyota Motor Credit Corp.	5.450%	5/18/11	3,375	3,344
4Viacom Inc.	5.750%	4/30/11	2,875	2,824
4Viacom Inc.	6.250%	4/30/16	2,575	2,518
4Viacom Inc.	6.875%	4/30/36	4,050	3,879
Wal-Mart Stores, Inc.	3.375%	10/1/08	13,725	13,089
Wal-Mart Stores, Inc.	6.875%	8/10/09	13,395	13,872
Wal-Mart Stores, Inc.	4.000%	1/15/10	15,000	14,240
Wal-Mart Stores, Inc.	4.125%	7/1/10	1,600	1,514
Wal-Mart Stores, Inc.	4.750%	8/15/10	3,325	3,224
Wal-Mart Stores, Inc.	4.125%	2/15/11	11,675	10,977
Wal-Mart Stores, Inc.	4.550%	5/1/13	2,325	2,169
Wal-Mart Stores, Inc.	4.500%	7/1/15	3,500	3,181
Wal-Mart Stores, Inc.	7.550%	2/15/30	16,095	18,726
Yum! Brands, Inc.	8.875%	4/15/11	8,250	9,194
Yum! Brands, Inc.	7.700%	7/1/12	1,425	1,535
Yum! Brands, Inc.	6.250%	4/15/16	3,600	3,564
Consumer Noncyclical (1.7%)
Abbott Laboratories	3.500%	2/17/09	1,500	1,426
Abbott Laboratories	5.375%	5/15/09	6,225	6,197
Abbott Laboratories	3.750%	3/15/11	3,500	3,220
Abbott Laboratories	5.600%	5/15/11	6,325	6,281
Abbott Laboratories	4.350%	3/15/14	925	841
Abbott Laboratories	5.875%	5/15/16	1,800	1,786
4Allergan Inc.	5.750%	4/1/16	1,375	1,346
Altria Group, Inc.	5.625%	11/4/08	5,375	5,354
Altria Group, Inc.	7.000%	11/4/13	125	132
4AmerisourceBergen Corp.	5.625%	9/15/12	525	506
4AmerisourceBergen Corp.	5.875%	9/15/15	7,300	6,988
Amgen Inc.	4.000%	11/18/09	7,000	6,647
Amgen Inc.	4.850%	11/18/14	5,750	5,342
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	1,500	1,521
Anheuser-Busch Cos., Inc.	4.375%	1/15/13	3,675	3,390
Anheuser-Busch Cos., Inc.	7.125%	7/1/17	3,350	3,342
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	1,475	1,595
Anheuser-Busch Cos., Inc.	5.750%	4/1/36	900	845
Archer-Daniels-Midland Co.	8.125%	6/1/12	3,950	4,406
Archer-Daniels-Midland Co.	7.500%	3/15/27	1,450	1,653
Archer-Daniels-Midland Co.	7.000%	2/1/31	2,450	2,676
Archer-Daniels-Midland Co.	5.375%	9/15/35	4,125	3,648
AstraZeneca PLC	5.400%	6/1/14	3,750	3,647
Baxter Finco, BV	4.750%	10/15/10	6,875	6,571
Boston Scientific	6.000%	6/15/11	4,325	4,270
Boston Scientific	5.450%	6/15/14	2,975	2,777
Boston Scientific	6.250%	11/15/35	5,050	4,821
Bottling Group LLC	4.625%	11/15/12	16,235	15,233
Bottling Group LLC	5.500%	4/1/16	5,900	5,668
Bristol-Myers Squibb Co.	4.000%	8/15/08	5,125	4,955
Bristol-Myers Squibb Co.	5.750%	10/1/11	20,575	20,532
Bristol-Myers Squibb Co.	7.150%	6/15/23	350	388
Bristol-Myers Squibb Co.	6.875%	8/1/97	1,125	1,153
Bunge Ltd. Finance Corp.	4.375%	12/15/08	3,350	3,234
Bunge Ltd. Finance Corp.	5.350%	4/15/14	2,500	2,322
Bunge Ltd. Finance Corp.	5.100%	7/15/15	3,950	3,562
C.R. Bard, Inc.	6.700%	12/1/26	6,475	6,665
Campbell Soup Co.	6.750%	2/15/11	7,200	7,474
Cardinal Health, Inc.	6.750%	2/15/11	425	436
Cardinal Health, Inc.	4.000%	6/15/15	650	554
Cardinal Health, Inc.	5.850%	12/15/17	2,150	2,070
Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	2,455	2,854
Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	3,375	3,708
Clorox Co.	4.200%	1/15/10	10,525	10,039
Clorox Co.	5.000%	1/15/15	3,075	2,876
Coca-Cola Enterprises Inc.	5.750%	11/1/08	1,925	1,926
Coca-Cola Enterprises Inc.	4.250%	9/15/10	340	323
Coca-Cola Enterprises Inc.	6.125%	8/15/11	3,025	3,082
Coca-Cola Enterprises Inc.	8.500%	2/1/22	3,825	4,687
Coca-Cola Enterprises Inc.	8.000%	9/15/22	1,550	1,827
Coca-Cola Enterprises Inc.	7.000%	10/1/26	1,325	1,421
Coca-Cola Enterprises Inc.	6.950%	11/15/26	1,070	1,149
Coca-Cola HBC Finance	5.125%	9/17/13	670	638
ConAgra Foods, Inc.	7.875%	9/15/10	5,950	6,365
ConAgra Foods, Inc.	6.750%	9/15/11	375	386
ConAgra Foods, Inc.	9.750%	3/1/21	750	928
ConAgra Foods, Inc.	7.125%	10/1/26	1,275	1,310
ConAgra Foods, Inc.	7.000%	10/1/28	875	894
ConAgra Foods, Inc.	8.250%	9/15/30	1,420	1,642
Coors Brewing Co.	6.375%	5/15/12	900	916
Diageo Capital PLC	3.500%	11/19/07	7,550	7,335
Diageo Capital PLC	3.375%	3/20/08	13,775	13,266
Diageo Capital PLC	7.250%	11/1/09	450	470
Diageo Capital PLC	4.375%	5/3/10	1,000	951
Eli Lilly&Co.	6.000%	3/15/12	2,475	2,515
Fortune Brands Inc.	5.125%	1/15/11	3,450	3,304
Fortune Brands Inc.	5.375%	1/15/16	3,800	3,508
Fortune Brands Inc.	5.875%	1/15/36	3,475	3,017
Genentech Inc.	4.400%	7/15/10	1,350	1,288
Genentech Inc.	4.750%	7/15/15	1,475	1,353
Genentech Inc.	5.250%	7/15/35	3,550	3,056
General Mills, Inc.	6.000%	2/15/12	1,764	1,768
Gillette Co.	3.500%	10/15/07	2,205	2,148
Gillette Co.	3.800%	9/15/09	1,400	1,328
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	2,675	2,450
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,850	3,527
Grand Metropolitan Investment Corp.	9.000%	8/15/11	500	566
Grand Metropolitan Investment Corp.	7.450%	4/15/35	500	571
H.J. Heinz Co.	6.625%	7/15/06	3,000	3,068
H.J. Heinz Co.	6.750%	9/15/06	3,775	3,703
Hospira, Inc.	4.950%	6/15/09	3,075	2,994
Hospira, Inc.	5.900%	6/15/14	1,925	1,885
Imperial Tobacco	7.125%	4/1/09	1,000	1,027
Johnson&Johnson	3.800%	5/15/13	3,940	3,564
Johnson&Johnson	6.950%	9/1/29	450	511
Johnson&Johnson	4.950%	5/15/33	3,200	2,820
Kellogg Co.	2.875%	6/1/08	2,175	2,058
Kellogg Co.	6.600%	4/1/11	8,875	9,159
Kellogg Co.	7.450%	4/1/31	7,415	8,395
Kimberly-Clark Corp.	7.100%	8/1/07	1,340	1,361
Kimberly-Clark Corp.	5.625%	2/15/12	2,575	2,576
Kimberly-Clark Corp.	4.875%	8/15/15	6,250	5,854
Kimberly-Clark Corp.	6.250%	7/15/18	175	179
Kraft Foods, Inc.	4.125%	11/12/09	6,400	6,071
Kraft Foods, Inc.	5.625%	11/1/11	6,550	6,444
Kraft Foods, Inc.	6.250%	6/1/12	4,040	4,086
Kraft Foods, Inc.	5.250%	10/1/13	25	24
Kraft Foods, Inc.	6.500%	11/1/31	10,650	10,571
Kroger Co.	7.800%	8/15/07	4,350	4,442
Kroger Co.	7.250%	6/1/09	4,225	4,365
Kroger Co.	6.800%	4/1/11	2,600	2,660
Kroger Co.	6.750%	4/15/12	25	26
Kroger Co.	5.500%	2/1/13	1,725	1,645
Kroger Co.	4.950%	1/15/15	3,675	3,318
Kroger Co.	6.800%	12/15/18	4,025	4,076
Kroger Co.	7.700%	6/1/29	9,900	10,292
Kroger Co.	8.000%	9/15/29	1,250	1,338
Kroger Co.	7.500%	4/1/31	520	540
Laboratory Corp. of America	5.500%	2/1/13	340	325
Laboratory Corp. of America	5.625%	12/15/15	2,975	2,834
McKesson Corp.	7.750%	2/1/12	375	403
Medtronic Inc.	4.375%	9/15/10	2,775	2,643
Medtronic Inc.	4.750%	9/15/15	5,375	4,909
Merck&Co.	4.375%	2/15/13	2,850	2,599
Merck&Co.	4.750%	3/1/15	2,425	2,223
Merck&Co.	6.400%	3/1/28	1,630	1,615
Merck&Co.	5.950%	12/1/28	2,375	2,238
Molson Coors Capital Finance	4.850%	9/22/10	1,975	1,900
Newell Rubbermaid, Inc.	4.000%	5/1/10	3,225	3,014
Pepsi Bottling Group, Inc.	7.000%	3/1/29	2,200	2,362
PepsiAmericas Inc.	4.875%	1/15/15	375	346
PepsiAmericas Inc.	5.000%	5/15/17	4,850	4,435
Pfizer, Inc.	4.500%	2/15/14	12,800	12,013
Pharmacia Corp.	6.600%	12/1/06	1,500	1,610
Philip Morris Cos., Inc.	7.650%	7/1/08	3,325	3,438
Philip Morris Cos., Inc.	7.750%	1/15/27	3,970	4,427
Procter&Gamble Co.	6.875%	9/15/09	8,050	8,347
Procter&Gamble Co.	4.950%	8/15/14	2,225	2,115
Procter&Gamble Co.	5.500%	2/1/34	100	92
Procter&Gamble Co.	5.800%	8/15/34	3,375	3,244
2Procter&Gamble Co. ESOP	9.360%	1/1/21	15,525	19,084
Quest Diagnostic, Inc.	5.450%	11/1/15	8,550	8,078
Safeway, Inc.	4.950%	8/16/10	3,775	3,624
Safeway, Inc.	6.500%	3/1/11	4,575	4,618
Safeway, Inc.	5.800%	8/15/12	1,200	1,170
Safeway, Inc.	7.250%	2/1/31	1,950	1,961
Schering-Plough Corp.	5.550%	12/1/06	5,225	5,062
Schering-Plough Corp.	6.750%	12/1/06	4,350	4,443
Sysco Corp.	5.375%	9/21/35	4,975	4,436
Teva Pharmaceutical Finance LLC	6.150%	2/1/36	6,650	6,009
Tyson Foods, Inc.	8.250%	10/1/11	2,125	2,249
Unilever Capital Corp.	7.125%	11/1/10	11,700	12,286
Unilever Capital Corp.	5.900%	11/15/32	3,425	3,233
Universal Health Services, Inc.	7.125%	6/30/16	1,325	1,334
WM Wrigley Jr. Co.	4.300%	7/15/10	6,075	5,785
WM Wrigley Jr. Co.	4.650%	7/15/15	5,550	5,089
Wyeth	4.375%	9/1/06	8,320	8,151
Wyeth	5.500%	9/15/06	11,200	10,913
Wyeth	6.950%	9/15/06	1,875	1,954
Wyeth	5.500%	2/1/14	7,425	7,189
Wyeth	6.450%	2/1/24	1,850	1,846
Wyeth	6.500%	2/1/34	3,375	3,375
Wyeth	6.000%	2/15/36	6,025	5,609
Energy (0.7%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	975	1,097
Amerada Hess Corp.	6.650%	8/15/11	4,425	4,543
Amerada Hess Corp.	7.875%	10/1/29	7,450	8,266
Amerada Hess Corp.	7.125%	3/15/33	175	181
Anadarko Finance Co.	6.750%	5/1/11	3,550	3,647
Anadarko Petroleum Corp.	3.250%	5/1/08	1,850	1,762
Apache Corp.	6.250%	4/15/12	1,200	1,243
Apache Finance Canada	7.750%	12/15/29	1,350	1,579
Atlantic Richfield Co.	5.900%	4/15/09	3,784	3,817
BP Canada Finance	3.375%	10/31/07	750	728
Baker Hughes, Inc.	6.250%	1/15/09	500	507
Baker Hughes, Inc.	6.875%	1/15/29	1,000	1,075
Burlington Resources, Inc.	6.680%	2/15/11	3,800	3,947
Burlington Resources, Inc.	7.200%	8/15/31	850	953
Burlington Resources, Inc.	7.400%	12/1/31	7,050	8,085
Canadian Natural Resources	5.450%	10/1/12	1,650	1,597
Canadian Natural Resources	4.900%	12/1/14	5,575	5,137
Canadian Natural Resources	7.200%	1/15/32	6,050	6,575
Canadian Natural Resources	6.450%	6/30/33	4,540	4,523
Canadian Natural Resources	5.850%	2/1/35	2,375	2,156
ChevronTexaco Capital Co.	3.500%	9/17/07	5,700	5,563
ChevronTexaco Capital Co.	3.375%	2/15/08	8,475	8,184
Conoco Funding Co.	6.350%	10/15/11	5,885	6,047
Conoco Funding Co.	7.250%	10/15/31	350	396
Devon Financing Corp.	6.875%	9/30/11	1,560	1,624
Devon Financing Corp.	7.875%	9/30/31	9,575	10,884
Diamond Offshore Drilling	4.875%	7/1/15	775	710
Encana Corp.	4.600%	8/15/09	1,225	1,185
Encana Corp.	6.500%	8/15/34	2,100	2,097
Encana Holdings Finance Corp.	5.800%	5/1/14	2,350	2,304
Halliburton Co.	5.500%	10/15/10	4,100	4,059
Husky Energy Inc.	6.250%	6/15/12	2,000	2,016
Husky Energy Inc.	6.150%	6/15/19	1,000	990
Lasmo Inc.	7.300%	11/15/27	400	449
Marathon Oil Corp.	6.125%	3/15/12	1,995	2,015
Marathon Oil Corp.	6.800%	3/15/32	575	596
Nexen, Inc.	5.050%	11/20/13	3,700	3,476
Nexen, Inc.	7.875%	3/15/32	1,100	1,237
Nexen, Inc.	5.875%	3/10/35	400	351
Noble Corp.	5.875%	6/1/13	4,950	4,904
Noble Energy Inc.	8.000%	4/1/27	175	198
Norsk Hydro	6.360%	1/15/09	2,725	2,770
Norsk Hydro	7.250%	9/23/27	4,300	4,884
Norsk Hydro	7.150%	1/15/29	3,475	3,910
Occidental Petroleum	6.750%	1/15/12	2,975	3,116
Occidental Petroleum	7.200%	4/1/28	5,200	5,743
Occidental Petroleum	8.450%	2/15/29	700	887
Ocean Energy, Inc.	4.375%	10/1/07	2,000	1,969
PanCanadian Energy Corp.	7.200%	11/1/31	7,050	7,771
Petro-Canada	4.000%	7/15/13	1,675	1,481
Petro-Canada	7.875%	6/15/26	1,950	2,247
Petro-Canada	7.000%	11/15/28	1,375	1,424
Petro-Canada	5.350%	7/15/33	5,975	5,059
Petro-Canada	5.950%	5/15/35	5,975	5,413
Petro-Canada Financial Partnership	5.000%	11/15/14	2,375	2,203
Phillips Petroleum Co.	8.750%	5/25/10	1,250	1,379
Questar Market Resources	6.050%	9/1/16	3,575	3,512
Shell International Finance	5.625%	6/27/11	850	851
Suncor Energy, Inc.	7.150%	2/1/32	1,700	1,889
Suncor Energy, Inc.	5.950%	12/1/34	150	145
Sunoco, Inc.	4.875%	10/15/14	1,700	1,560
Talisman Energy, Inc.	5.125%	5/15/15	1,400	1,306
Talisman Energy, Inc.	7.250%	10/15/27	1,050	1,140
Talisman Energy, Inc.	5.850%	2/1/37	4,700	4,150
Tosco Corp.	8.125%	2/15/30	18,775	22,903
Transocean Sedco Forex, Inc.	7.500%	4/15/31	2,150	2,436
Valero Energy Corp.	6.875%	4/15/12	5,150	5,339
Valero Energy Corp.	4.750%	6/15/13	340	313
Valero Energy Corp.	7.500%	4/15/32	790	852
XTO Energy, Inc.	6.250%	4/15/13	4,800	4,797
XTO Energy, Inc.	4.900%	2/1/14	325	298
XTO Energy, Inc.	5.000%	1/31/15	1,725	1,573
XTO Energy, Inc.	5.300%	6/30/15	4,475	4,160
XTO Energy, Inc.	6.100%	4/1/36	500	453
Technology (0.4%)
Cisco Systems Inc.	5.250%	2/22/11	18,300	17,958
Cisco Systems Inc.	5.500%	2/22/16	9,400	9,040
Computer Sciences Corp.	3.500%	4/15/08	825	788
Computer Sciences Corp.	5.000%	2/15/13	1,900	1,767
Deluxe Corp.	3.500%	10/1/07	1,900	1,824
Deluxe Corp.	5.125%	10/1/14	1,800	1,431
Electronic Data Systems	6.500%	8/1/06	1,375	1,353
Electronic Data Systems	7.125%	10/15/09	2,425	2,505
Electronic Data Systems	7.450%	10/15/29	1,500	1,573
Equifax, Inc.	4.950%	11/1/07	340	336
First Data Corp.	3.375%	8/1/08	4,000	3,822
First Data Corp.	3.900%	10/1/09	1,700	1,607
First Data Corp.	4.500%	6/15/10	5,775	5,519
First Data Corp.	5.625%	11/1/11	1,935	1,919
First Data Corp.	4.950%	6/15/15	2,500	2,316
Harris Corp.	5.000%	10/1/15	4,625	4,230
Hewlett-Packard Co.	3.625%	3/15/08	11,825	11,433
Hewlett-Packard Co.	6.500%	7/1/12	560	578
International Business Machines Corp.	6.450%	8/1/07	2,425	2,447
International Business Machines Corp.	3.800%	2/1/08	7,325	7,131
International Business Machines Corp.	5.375%	2/1/09	3,975	3,958
International Business Machines Corp.	4.750%	11/29/12	235	223
International Business Machines Corp.	7.500%	6/15/13	3,575	3,916
International Business Machines Corp.	7.000%	10/30/25	720	780
International Business Machines Corp.	6.220%	8/1/27	6,550	6,512
International Business Machines Corp.	6.500%	1/15/28	700	721
International Business Machines Corp.	7.125%	12/1/96	6,735	7,215
Motorola, Inc.	7.625%	11/15/10	4,194	4,489
Motorola, Inc.	8.000%	11/1/11	1,675	1,835
Motorola, Inc.	7.500%	5/15/25	4,850	5,311
Motorola, Inc.	6.500%	9/1/25	2,675	2,655
Motorola, Inc.	6.500%	11/15/28	2,175	2,165
Oracle Corp.	5.000%	1/15/11	6,025	5,825
Oracle Corp.	5.250%	1/15/16	10,875	10,186
Pitney Bowes Credit Corp.	5.750%	8/15/08	5,425	5,434
Pitney Bowes, Inc.	4.875%	8/15/14	2,925	2,730
Pitney Bowes, Inc.	4.750%	1/15/16	10,800	9,796
Science Applications International Corp.	6.250%	7/1/12	1,275	1,281
Science Applications International Corp.	5.500%	7/1/33	1,775	1,523
Transportation (0.4%)
2American Airlines, Inc.	6.855%	4/15/09	3,590	3,671
American Airlines, Inc.	7.024%	10/15/09	5,175	5,291
Burlington Northern Santa Fe Corp.	7.125%	12/15/10	500	526
Burlington Northern Santa Fe Corp.	6.750%	7/15/11	3,720	3,873
Burlington Northern Santa Fe Corp.	7.000%	12/15/25	6,400	6,876
CNF, Inc.	6.700%	5/1/34	3,600	3,385
CSX Corp.	6.250%	10/15/08	875	884
CSX Corp.	6.750%	3/15/11	3,300	3,418
CSX Corp.	6.300%	3/15/12	5,150	5,246
CSX Corp.	7.950%	5/1/27	325	385
Canadian National Railway Co.	4.400%	3/15/13	1,175	1,086
Canadian National Railway Co.	5.800%	6/1/16	950	945
Canadian National Railway Co.	6.800%	7/15/18	10,750	11,547
Canadian National Railway Co.	6.250%	8/1/34	1,525	1,556
Canadian National Railway Co.	6.200%	6/1/36	3,450	3,459
Canadian Pacific Rail	6.250%	10/15/11	11,350	11,572
Canadian Pacific Rail	7.125%	10/15/31	550	605
Continental Airlines, Inc.	6.563%	2/15/12	3,000	3,030
2Continental Airlines, Inc.	6.648%	9/15/17	7,524	7,449
2Continental Airlines, Inc.	6.900%	1/2/18	195	196
2Continental Airlines, Inc.	6.545%	2/2/19	560	558
4ERAC USA Finance Co.	7.350%	6/15/08	4,925	5,053
FedEx Corp.	3.500%	4/1/09	1,900	1,794
Mass Transit Railway Corp.	7.500%	11/8/10	425	453
Norfolk Southern Corp.	7.350%	5/15/07	9	9
Norfolk Southern Corp.	6.200%	4/15/09	3,200	3,235
Norfolk Southern Corp.	6.750%	2/15/11	1,200	1,247
Norfolk Southern Corp.	5.257%	9/17/14	45	43
Norfolk Southern Corp.	7.700%	5/15/17	6,375	7,193
Norfolk Southern Corp.	9.750%	6/15/20	1,696	2,209
Norfolk Southern Corp.	5.590%	5/17/25	634	585
Norfolk Southern Corp.	7.800%	5/15/27	1,945	2,263
Norfolk Southern Corp.	5.640%	5/17/29	1,155	1,062
Norfolk Southern Corp.	7.250%	2/15/31	691	763
Norfolk Southern Corp.	7.050%	5/1/37	6,000	6,539
Norfolk Southern Corp.	7.900%	5/15/97	2,075	2,406
Ryder System Inc.	5.950%	5/2/11	3,375	3,353
Southwest Airlines Co.	6.500%	3/1/12	8,475	8,639
Southwest Airlines Co.	5.250%	10/1/14	275	259
Southwest Airlines Co.	5.125%	3/1/17	850	765
Union Pacific Corp.	7.250%	11/1/08	3,875	3,997
Union Pacific Corp.	3.625%	6/1/10	2,640	2,442
Union Pacific Corp.	6.650%	1/15/11	3,005	3,105
Union Pacific Corp.	6.125%	1/15/12	525	532
Union Pacific Corp.	6.500%	4/15/12	2,382	2,453
Union Pacific Corp.	7.000%	2/1/16	1,100	1,175
Union Pacific Corp.	6.625%	2/1/29	1,875	1,941
Other (0.0%)
Black&Decker Corp.	7.125%	6/1/11	500	521
Black&Decker Corp.	4.750%	11/1/14	3,800	3,416
Cooper Industries, Inc.	5.250%	7/1/07	505	503
Cooper Industries, Inc.	5.250%	11/15/12	4,650	4,492
Dover Corp.	4.875%	10/15/15	2,050	1,896
Dover Corp.	5.375%	10/15/35	650	579
Rockwell International Corp.	6.700%	1/15/28	1,275	1,350
					3,118,708

Utilities (1.7%)
Electric (1.3%)
AEP Texas Central Co.	5.500%	2/15/13	2,825	2,746
AEP Texas Central Co.	6.650%	2/15/33	2,775	2,768
Alabama Power Co.	3.500%	11/15/07	3,750	3,641
Alabama Power Co.	5.500%	10/15/17	4,500	4,328
American Electric Power Co., Inc.	5.375%	3/15/10	1,250	1,230
American Electric Power Co., Inc.	5.250%	6/1/15	875	821
Arizona Public Service Co.	6.375%	10/15/11	800	807
Arizona Public Service Co.	5.800%	6/30/14	725	699
Arizona Public Service Co.	4.650%	5/15/15	925	817
Arizona Public Service Co.	5.500%	9/1/35	1,300	1,095
Boston Edison Co.	4.875%	4/15/14	2,200	2,082
Carolina Power&Light Co.	5.125%	9/15/13	405	385
CenterPoint Energy Houston	5.700%	3/15/13	13,935	13,715
CenterPoint Energy Houston	5.750%	1/15/14	500	489
CenterPoint Energy Houston	6.950%	3/15/33	400	418
Cincinnati Gas&Electric Co.	5.700%	9/15/12	3,425	3,359
Cleveland Electric Illumination Co.	7.880%	11/1/17	1,375	1,556
Columbus Southern Power	5.850%	10/1/35	8,300	7,528
Commonwealth Edison Co.	3.700%	2/1/08	1,150	1,114
Commonwealth Edison Co.	6.150%	3/15/12	1,300	1,309
Commonwealth Edison Co.	5.875%	2/1/33	590	545
Commonwealth Edison Co.	5.900%	3/15/36	500	461
Connecticut Light&Power Co.	6.350%	6/1/36	7,500	7,530
Consolidated Edison Co. of New York	5.625%	7/1/12	375	371
Consolidated Edison Co. of New York	4.875%	2/1/13	340	322
Consolidated Edison Co. of New York	5.375%	12/15/15	1,600	1,543
Consolidated Edison Co. of New York	5.300%	3/1/35	1,200	1,025
Constellation Energy Group, Inc.	6.125%	9/1/09	875	880
Constellation Energy Group, Inc.	7.000%	4/1/12	1,275	1,328
Constellation Energy Group, Inc.	7.600%	4/1/32	1,290	1,408
Consumers Energy Co.	4.250%	4/15/08	3,785	3,677
Consumers Energy Co.	4.800%	2/17/09	5,900	5,754
Consumers Energy Co.	5.000%	2/15/12	750	713
Consumers Energy Co.	5.375%	4/15/13	3,575	3,435
Consumers Energy Co.	5.650%	4/15/20	1,000	934
DTE Energy Co.	7.050%	6/1/11	1,150	1,192
Detroit Edison Co.	6.125%	10/1/10	5,730	5,783
Detroit Edison Co.	5.700%	10/1/37	1,000	885
Dominion Resources, Inc.	4.125%	2/15/08	450	439
Dominion Resources, Inc.	6.250%	6/30/12	4,650	4,677
Dominion Resources, Inc.	5.150%	7/15/15	1,250	1,151
Dominion Resources, Inc.	5.250%	8/1/15	3,225	2,998
Dominion Resources, Inc.	6.300%	3/15/33	1,675	1,565
Dominion Resources, Inc.	5.950%	6/15/35	1,550	1,386
Duke Capital Corp.	7.500%	10/1/09	500	525
Duke Capital Corp.	6.250%	2/15/13	50	50
Duke Capital Corp.	6.750%	2/15/32	2,700	2,736
Duke Energy Corp.	3.750%	3/5/08	3,350	3,244
Duke Energy Corp.	6.250%	1/15/12	8,750	8,912
Duke Energy Corp.	6.000%	12/1/28	500	470
Duke Energy Corp.	6.450%	10/15/32	3,800	3,767
El Paso Electric Co.	6.000%	5/15/35	1,875	1,682
Empresa Nacional Electric	8.350%	8/1/13	775	829
Energy East Corp.	6.750%	6/15/12	6,050	6,227
Entergy Gulf States, Inc.	3.600%	6/1/08	3,125	2,987
Exelon Corp.	4.900%	6/15/15	5,200	4,752
Exelon Corp.	5.625%	6/15/35	300	266
FPL Group Capital, Inc.	7.375%	6/1/09	2,675	2,789
FirstEnergy Corp.	6.450%	11/15/11	8,425	8,571
FirstEnergy Corp.	7.375%	11/15/31	9,200	9,905
Florida Power&Light Co.	5.950%	10/1/33	50	48
Florida Power&Light Co.	5.625%	4/1/34	4,450	4,086
Florida Power&Light Co.	4.950%	6/1/35	4,425	3,660
Florida Power&Light Co.	5.400%	9/1/35	1,600	1,419
4Florida Power&Light Co.	6.200%	6/1/36	5,300	5,264
Florida Power&Light Co.	5.650%	2/1/37	4,625	4,249
Florida Power Corp.	4.500%	6/1/10	3,825	3,650
Jersey Central Power&Light	5.625%	5/1/16	3,575	3,477
Kansas City Power&Light	6.050%	11/15/35	2,075	1,958
MidAmerican Energy Co.	5.125%	1/15/13	6,025	5,801
MidAmerican Energy Co.	6.750%	12/30/31	4,750	4,958
MidAmerican Energy Co.	5.750%	11/1/35	1,700	1,555
MidAmerican Energy Holdings Co.	5.875%	10/1/12	4,020	3,997
MidAmerican Energy Holdings Co.	5.000%	2/15/14	1,425	1,331
MidAmerican Energy Holdings Co.	8.480%	9/15/28	700	838
4MidAmerican Energy Holdings Co.	6.125%	4/1/36	26,500	24,737
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	15,550	16,634
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	2,125	1,979
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	3,175	3,848
NiSource Finance Corp.	7.875%	11/15/10	6,660	7,123
NiSource Finance Corp.	5.400%	7/15/14	1,350	1,275
NiSource Finance Corp.	5.250%	9/15/17	1,750	1,591
NiSource Finance Corp.	5.450%	9/15/20	1,675	1,515
Niagara Mohawk Power Corp.	7.750%	10/1/08	2,700	2,808
Northern States Power Co.	5.250%	7/15/35	425	369
Northern States Power Co.	6.250%	6/1/36	3,075	3,075
Ohio Edison	6.400%	7/15/16	3,200	3,214
Ohio Power Co.	6.000%	6/1/16	2,975	2,945
Oncor Electric Delivery Co.	6.375%	5/1/12	2,600	2,623
Oncor Electric Delivery Co.	6.375%	1/15/15	3,625	3,629
Oncor Electric Delivery Co.	7.000%	9/1/22	100	104
Oncor Electric Delivery Co.	7.250%	1/15/33	4,475	4,831
PPL Energy Supply LLC	6.400%	11/1/11	7,000	7,102
PPL Energy Supply LLC	5.400%	8/15/14	1,000	947
PSE&G Power LLC	7.750%	4/15/11	575	615
PSE&G Power LLC	6.950%	6/1/12	9,050	9,377
PSE&G Power LLC	5.500%	12/1/15	400	379
PSE&G Power LLC	8.625%	4/15/31	650	800
PSI Energy Inc.	5.000%	9/15/13	200	187
PSI Energy Inc.	6.050%	6/15/16	425	418
PSI Energy Inc.	6.120%	10/15/35	1,400	1,305
PacifiCorp	6.900%	11/15/11	7,600	7,975
PacifiCorp	7.700%	11/15/31	1,250	1,451
PacifiCorp	5.250%	6/15/35	50	43
Pacific Gas&Electric Co.	3.600%	3/1/09	4,800	4,556
Pacific Gas&Electric Co.	4.200%	3/1/11	4,400	4,124
Pacific Gas&Electric Co.	4.800%	3/1/14	5,900	5,508
Pacific Gas&Electric Co.	6.050%	3/1/34	15,200	14,383
Pepco Holdings, Inc.	6.450%	8/15/12	7,075	7,157
Pepco Holdings, Inc.	7.450%	8/15/32	1,475	1,582
Progress Energy, Inc.	5.850%	10/30/08	1,500	1,501
Progress Energy, Inc.	7.100%	3/1/11	14,240	14,835
Progress Energy, Inc.	6.850%	4/15/12	2,200	2,284
Progress Energy, Inc.	7.750%	3/1/31	1,800	1,991
Progress Energy, Inc.	7.000%	10/30/31	2,950	3,013
Public Service Co. of Colorado	4.375%	10/1/08	8,625	8,387
Public Service Co. of Colorado	7.875%	10/1/12	8,625	9,521
Public Service Co. of Colorado	5.500%	4/1/14	65	64
Puget Sound Energy Inc.	5.483%	6/1/35	950	839
Reliant Energy Resources	7.750%	2/15/11	500	534
SCANA Corp.	6.875%	5/15/11	8,025	8,377
South Carolina Electric&Gas Co.	6.625%	2/1/32	2,750	2,899
South Carolina Electric&Gas Co.	5.300%	5/15/33	745	658
Southern California Edison Co.	5.000%	1/15/14	3,450	3,250
Southern California Edison Co.	4.650%	4/1/15	1,500	1,367
Southern California Edison Co.	5.000%	1/15/16	3,050	2,838
Southern California Edison Co.	6.000%	1/15/34	3,025	2,903
Southern California Edison Co.	5.750%	4/1/35	1,025	944
Southern California Edison Co.	5.350%	7/15/35	3,825	3,316
Southern California Edison Co.	5.625%	2/1/36	8,550	7,717
Southern Power Co.	6.250%	7/15/12	1,050	1,056
Southern Power Co.	4.875%	7/15/15	275	251
TXU Energy Co.	7.000%	3/15/13	1,900	1,938
Tampa Electric Co.	6.550%	5/15/36	3,675	3,689
Union Electric Co.	5.400%	2/1/16	3,950	3,757
United Utilities PLC	5.375%	2/1/19	7,500	6,789
Virginia Electric&Power Co.	5.400%	1/15/16	350	333
Virginia Electric&Power Co.	6.000%	1/15/36	5,175	4,774
Wisconsin Electric Power Co.	5.625%	5/15/33	1,175	1,084
Xcel Energy, Inc.	7.000%	12/1/10	700	729
Xcel Energy, Inc.	6.500%	7/1/36	3,600	3,539
Natural Gas (0.4%)
AGL Capital Corp.	7.125%	1/14/11	2,525	2,635
AGL Capital Corp.	6.000%	10/1/34	150	139
Atmos Energy Corp.	4.000%	10/15/09	5,175	4,879
Atmos Energy Corp.	4.950%	10/15/14	2,375	2,171
Boardwalk Pipelines LLC	5.500%	2/1/17	1,475	1,390
CenterPoint Energy Resources	7.875%	4/1/13	1,000	1,088
Consolidated Natural Gas	6.250%	11/1/11	5,225	5,273
Consolidated Natural Gas	5.000%	12/1/14	5,075	4,672
Consolidated Natural Gas	6.800%	12/15/27	300	305
Duke Energy Field Services	7.875%	8/16/10	4,600	4,919
Duke Energy Field Services	8.125%	8/16/30	225	265
Energy Transfer Partners LP	5.650%	8/1/12	4,550	4,390
Energy Transfer Partners LP	5.950%	2/1/15	3,175	3,068
*Enron Corp.	7.625%	9/10/04	2,000	670
*Enron Corp.	6.625%	11/15/05	1,375	461
*Enron Corp.	7.125%	5/15/07	8,646	2,896
*Enron Corp.	6.875%	10/15/07	8,500	2,848
*Enron Corp.	6.750%	8/1/09	6,445	2,159
Enterprise Products Operating LP	4.625%	10/15/09	500	478
Enterprise Products Operating LP	4.950%	6/1/10	4,850	4,648
Enterprise Products Operating LP	5.600%	10/15/14	3,950	3,742
Enterprise Products Operating LP	6.875%	3/1/33	1,775	1,721
Enterprise Products Operating LP	6.650%	10/15/34	150	143
*HNG Internorth	9.625%	3/15/06	4,680	1,568
KN Energy, Inc.	7.250%	3/1/28	1,975	1,777
KeySpan Corp.	7.625%	11/15/10	1,400	1,486
Kinder Morgan Energy Partners LP	6.750%	3/15/11	900	919
Kinder Morgan Energy Partners LP	7.125%	3/15/12	11,250	11,663
Kinder Morgan Energy Partners LP	5.125%	11/15/14	1,950	1,793
Kinder Morgan Energy Partners LP	7.300%	8/15/33	250	256
Kinder Morgan, Inc.	5.350%	1/5/11	225	208
Kinder Morgan, Inc.	6.500%	9/1/12	13,250	12,540
Kinder Morgan, Inc.	5.700%	1/5/16	725	628
Kinder Morgan, Inc.	6.400%	1/5/36	3,775	3,066
Magellan Midstream Partners, LP	5.650%	10/15/16	1,025	958
Oneok Inc.	5.200%	6/15/15	3,500	3,213
Oneok Inc.	6.000%	6/15/35	2,800	2,521
Panhandle Eastern Pipeline	4.800%	8/15/08	450	439
San Diego Gas&Electric	5.300%	11/15/15	2,750	2,633
San Diego Gas&Electric	5.350%	5/15/35	950	846
Sempra Energy	7.950%	3/1/10	1,075	1,144
Southern California Gas Co.	5.750%	11/15/35	1,000	945
Southern Union Co.	7.600%	2/1/24	1,000	1,036
Texas Eastern Transmission	5.250%	7/15/07	900	895
Texas Eastern Transmission	7.000%	7/15/32	300	320
Texas Gas Transmission	4.600%	6/1/15	3,875	3,478
Trans-Canada Pipelines	4.000%	6/15/13	3,725	3,329
Trans-Canada Pipelines	5.600%	3/31/34	2,925	2,672
Trans-Canada Pipelines	5.850%	3/15/36	3,150	2,941
*4Yosemite Security Trust	8.250%	11/15/04	31,685	20,120

				598,652

Total Corporate Bonds
(Cost $9,232,430)	8,949,717

Sovereign Bonds (U.S. Dollar Denominated) (3.2%)

African Development Bank	3.250%	8/1/08	7,350	7,054
Asian Development Bank	4.125%	9/15/10	500	478
Asian Development Bank	5.593%	7/16/18	2,100	2,092
Bayerische Landesbank	2.875%	10/15/08	5,100	4,800
Canadian Government	5.250%	11/5/08	2,175	2,168
Canadian Mortgage&Housing	2.950%	6/2/08	1,000	956
China Development Bank	4.750%	10/8/14	4,650	4,307
China Development Bank	5.000%	10/15/15	1,800	1,683
Corp. Andina de Fomento	5.200%	5/21/13	4,575	4,359
Development Bank of Japan	4.250%	6/9/15	2,500	2,262
Eksportfinans	4.750%	12/15/08	12,875	12,676
Eksportfinans	5.500%	5/25/16	18,400	18,277
European Investment Bank	3.125%	10/15/07	8,750	8,514
European Investment Bank	3.500%	3/14/08	19,450	18,877
European Investment Bank	3.875%	8/15/08	24,375	23,696
European Investment Bank	4.000%	3/3/10	3,725	3,553
European Investment Bank	4.125%	9/15/10	1,650	1,572
European Investment Bank	5.250%	6/15/11	11,350	11,274
European Investment Bank	4.625%	5/15/14	42,900	40,636
European Investment Bank	4.875%	2/16/16	625	595
Export Development Canada	4.000%	8/1/07	4,900	4,826
Export-Import Bank of Korea	4.500%	8/12/09	3,900	3,767
Export-Import Bank of Korea	4.625%	3/16/10	1,950	1,874
Export-Import Bank of Korea	5.125%	3/16/15	1,075	1,011
Federation of Malaysia	8.750%	6/1/09	6,500	6,971
Federation of Malaysia	7.500%	7/15/11	7,225	7,649
Financement Quebec	5.000%	10/25/12	4,650	4,511
Hellenic Republic	6.950%	3/4/08	5,825	5,950
Instituto de Credito Oficial	6.000%	5/19/08	5,725	5,799
Inter-American Development Bank	6.375%	10/22/07	2,050	2,077
Inter-American Development Bank	5.750%	2/26/08	11,250	11,323
Inter-American Development Bank	5.375%	11/18/08	5,800	5,827
Inter-American Development Bank	5.625%	4/16/09	19,100	19,225
Inter-American Development Bank	8.500%	3/15/11	2,240	2,513
Inter-American Development Bank	4.375%	9/20/12	4,190	3,947
Inter-American Development Bank	4.250%	9/14/15	1,900	1,734
Inter-American Development Bank	7.000%	6/15/25	3,625	4,167
International Bank for Reconstruction&Development	4.125%	6/24/09	1,725	1,670
International Bank for Reconstruction&Development	4.125%	8/12/09	600	580
International Bank for Reconstruction&Development	5.000%	4/1/16	625	604
International Bank for Reconstruction&Development	7.625%	1/19/23	4,200	5,187
International Bank for Reconstruction&Development	8.875%	3/1/26	1,050	1,457
International Bank for Reconstruction&Development	4.750%	2/15/35	775	683
International Finance Corp.	3.000%	4/15/08	10,475	10,051
Japan Bank International	4.750%	5/25/11	2,000	1,936
Japan Finance Corp.	5.875%	3/14/11	1,025	1,040
Japan Finance Corp.	4.625%	4/21/15	8,400	7,791
Korea Development Bank	3.875%	3/2/09	1,975	1,885
Korea Development Bank	4.750%	7/20/09	9,375	9,108
Korea Development Bank	4.625%	9/16/10	2,675	2,563
Korea Development Bank	5.750%	9/10/13	10,015	9,922
Korea Electric Power	7.750%	4/1/13	7,500	8,236
Kreditanstalt fur Wiederaufbau	3.250%	7/16/07	22,950	22,507
Kreditanstalt fur Wiederaufbau	3.750%	1/24/08	8,400	8,192
Kreditanstalt fur Wiederaufbau	4.625%	11/17/08	25,600	25,167
Kreditanstalt fur Wiederaufbau	5.250%	5/19/09	25,500	25,395
Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	9,875	9,475
Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	3,825	3,489
Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	5,000	4,875
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/10	1,925	1,842
Landwirtschaftliche Rentenbank	3.375%	11/15/07	16,850	16,401
Landwirtschaftliche Rentenbank	3.250%	6/16/08	4,675	4,485
Landwirtschaftliche Rentenbank	4.125%	7/15/08	850	827
Landwirtschaftliche Rentenbank	3.875%	9/4/08	8,325	8,047
Landwirtschaftliche Rentenbank	3.875%	3/15/10	750	712
Landwirtschaftliche Rentenbank	4.875%	11/16/15	3,125	2,966
Nordic Investment Bank	3.125%	4/24/08	5,650	5,433
Nordic Investment Bank	2.875%	6/15/09	850	798
Nordic Investment Bank	3.875%	6/15/10	500	473
Oesterreichische Kontrollbank	2.375%	6/16/08	800	755
Oesterreichische Kontrollbank	4.250%	10/6/10	400	384
Ontario Hydro Electric	6.100%	1/30/08	650	656
Ontario Hydro Electric	7.450%	3/31/13	3,400	3,765
Pemex Project Funding Master Trust	7.875%	8/1/06	19,780	20,398
Pemex Project Funding Master Trust	8.625%	8/1/06	8,355	9,264
Pemex Project Funding Master Trust	8.000%	11/15/06	2,950	3,116
Pemex Project Funding Master Trust	8.500%	2/15/08	3,900	4,036
Pemex Project Funding Master Trust	6.125%	8/15/08	5,650	5,656
Pemex Project Funding Master Trust	9.125%	10/13/10	1,845	2,009
Pemex Project Funding Master Trust	7.375%	12/15/14	385	398
Pemex Project Funding Master Trust	5.750%	12/15/15	7,425	6,794
4Pemex Project Funding Master Trust	6.625%	6/15/35	4,975	4,440
Pemex Project Funding Master Trust	6.625%	6/15/35	3,325	2,968
People's Republic of China	7.300%	12/15/08	2,325	2,416
^People's Republic of China	4.750%	10/29/13	2,325	2,193
Petrobras International Finance	9.875%	5/9/08	4,350	4,633
Province of British Columbia	5.375%	10/29/08	5,900	5,904
Province of Manitoba	7.500%	2/22/10	5,075	5,409
Province of New Brunswick	3.500%	10/23/07	14,250	13,875
Province of Nova Scotia	5.750%	2/27/12	1,975	1,990
^Province of Ontario	3.350%	7/16/07	5,975	5,851
Province of Ontario	5.500%	10/1/08	30,575	30,608
Province of Ontario	3.625%	10/21/09	2,000	1,893
Province of Ontario	5.125%	7/17/12	7,425	7,284
Province of Ontario	5.450%	4/27/16	4,600	4,549
Province of Quebec	5.000%	7/17/09	23,945	23,567
Province of Quebec	6.125%	1/22/11	6,760	6,894
Province of Quebec	4.600%	5/26/15	3,575	3,304
Province of Quebec	5.000%	3/1/16	3,150	2,984
Province of Quebec	7.125%	2/9/24	1,230	1,407
Province of Quebec	7.500%	9/15/29	6,855	8,281
Province of Saskatchewan	7.375%	7/15/13	1,600	1,768
Quebec Hydro Electric	8.050%	7/7/06	3,350	4,194
Quebec Hydro Electric	6.300%	5/11/11	16,350	16,660
Quebec Hydro Electric	8.000%	2/1/13	5,200	5,864
Quebec Hydro Electric	7.500%	4/1/16	1,825	2,053
Quebec Hydro Electric	8.400%	1/15/22	950	1,203
Quebec Hydro Electric	8.500%	12/1/29	500	665
Region of Lombardy, Italy	5.804%	10/25/32	3,275	3,149
Republic of Chile	5.625%	7/23/07	10,645	10,632
Republic of Chile	7.125%	1/11/12	2,675	2,825
Republic of Chile	5.500%	1/15/13	1,865	1,825
Republic of Hungary	4.750%	2/3/15	10,950	10,021
Republic of Italy	3.625%	9/14/07	23,000	22,524
Republic of Italy	3.750%	12/14/07	7,950	7,774
Republic of Italy	4.000%	6/16/08	1,850	1,802
^Republic of Italy	3.250%	5/15/09	6,625	6,251
Republic of Italy	6.000%	2/22/11	14,025	14,269
Republic of Italy	5.625%	6/15/12	33,575	33,600
Republic of Italy	4.500%	1/21/15	14,200	13,029
Republic of Italy	4.750%	1/25/16	500	465
Republic of Italy	6.875%	9/27/23	8,850	9,826
Republic of Italy	5.375%	6/15/33	15,275	14,199
Republic of Korea	8.875%	4/15/08	11,000	11,631
Republic of Korea	4.250%	6/1/13	14,575	13,213
Republic of Korea	5.625%	11/3/25	1,750	1,643
Republic of Poland	6.250%	7/3/12	5,775	5,905
Republic of Poland	5.250%	1/15/14	770	739
Republic of Poland	5.000%	10/19/15	3,625	3,416
Republic of South Africa	7.375%	4/25/12	14,875	15,507
Republic of South Africa	6.500%	6/2/14	1,025	1,025
Republic of South Africa	8.500%	6/23/17	850	959
State of Israel	4.625%	6/15/13	1,700	1,572
Swedish Export Credit Corp.	4.125%	10/15/08	7,800	7,592
Swedish Export Credit Corp.	4.000%	6/15/10	2,775	2,706
4Tenaga Nasional	7.500%	1/15/96	5,000	4,980
United Mexican States	10.375%	2/17/09	9,540	10,561
United Mexican States	9.875%	2/1/10	4,030	4,534
United Mexican States	8.375%	1/14/11	10,142	11,040
United Mexican States	7.500%	1/14/12	5,597	5,924
United Mexican States	6.375%	1/16/13	5,231	5,223
United Mexican States	5.875%	1/15/14	8,075	7,821
United Mexican States	6.625%	3/3/15	2,711	2,752
United Mexican States	11.375%	9/15/16	6,000	8,130
United Mexican States	5.625%	1/15/17	52,375	48,655
United Mexican States	8.125%	12/30/19	12,150	13,638
United Mexican States	8.000%	9/24/22	800	892
United Mexican States	8.300%	8/15/31	18,780	21,484
United Mexican States	7.500%	4/8/33	3,375	3,551
^United Mexican States	6.750%	9/27/34	11,325	10,929

Total Sovereign Bonds
(Cost $1,106,420)				1,075,098

Taxable Municipal Bonds (0.2% )

Illinois (Taxable Pension) GO	4.950%	6/1/23	4,600	4,159
Illinois (Taxable Pension) GO	5.100%	6/1/33	37,750	33,843
Kansas Dev. Finance Auth. Rev
(Public Employee Retirement System)	5.501%	5/1/34	5,725	5,358
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/29	4,325	5,064
New Jersey Turnpike Auth. Rev	4.252%	1/1/15	190	174
New Jersey Turnpike Auth. Rev	4.252%	1/1/16	3,485	3,172
Oregon (Taxable Pension) GO	5.762%	6/1/23	2,375	2,368
Oregon (Taxable Pension) GO	5.892%	6/1/27	3,475	3,448
Oregon School Board Assn	4.759%	6/30/28	2,475	2,147
Oregon School Board Assn	5.528%	6/30/28	1,475	1,402
Wisconsin Public Service Rev	4.800%	5/1/13	3,025	2,876
Wisconsin Public Service Rev	5.700%	5/1/26	3,425	3,351

Total Taxable Municipal Bonds
(Cost $69,566)				67,362

		Shares

Temporary Cash Investments (0.8% )

5Vanguard Market Liquidity Fund, 5.136%			244,911,885	244,912
5Vanguard Market Liquidity Fund, 5.136%			20,122,750	20,123

Total Temporary Cash Investments
(Cost $265,035)				265,035

Total Investments (100.4%)
(Cost $35,090,846)				34,142,650

Other Assets and Liabilities-Net (-0.4%)				(140,381)

Net Assets (100%)				34,002,269

*Non-income-producing security — security in default.
^Part of security position is on loan to broker-dealers.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3 Adjustable-rate note.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of these securities was $172,635,000, representing 0.5% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
GO — General Obligation Bond.

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

VANGUARD BOND INDEX FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 21, 2006

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.